UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07064

Exact name of registrant as specified in charter:	The Target Portfolio Trust

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2010

Date of reporting period:	4/30/2010

Item 1 – Reports to Stockholders

APRIL 30, 2010	SEMIANNUAL REPORT

The TARGET Portfolio Trust®

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Trust portfolios’ securities are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2010, were not audited and, accordingly, no auditor’s opinion is expressed on them.

TARGET Funds, TARGET Portfolio Trust, Prudential, Prudential Financial, and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

June 14, 2010

Dear TARGET Shareholder:

We hope you find the semiannual report for The TARGET Portfolio Trust informative and useful. Today many investors are asking where they can find new growth opportunities. Whether you are looking for capital growth, current income, or a combination of both, the TARGET portfolios feature a wide range of strategies to suit a variety of investment needs.

TARGET is founded upon the belief that investment management talent is dispersed across a variety of firms and can be systematically identified through research. The managers for each portfolio are carefully chosen from among the leading institutional money managers and are monitored by your team of experienced investment management analysts. Of course, the future performance of the TARGET portfolios cannot be guaranteed.

Your selections among the TARGET portfolios can evolve as your needs change. Your financial professional can help you stay informed of important developments and assist you in determining whether you need to modify your investments.

Thank you for your continued confidence.

Sincerely,

Judy A. Rice, President

The TARGET Portfolio Trust

THE TARGET PORTFOLIO TRUST	1

Equity Portfolios’ Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudential.com or by calling (800) 225-1852.

Large Capitalization Growth Portfolio:

Gross operating expenses: Class R, 1.56%; Class T, 0.81%. Net operating expenses: Class R, 1.31%; Class T, 0.81%, after contractual reduction through 2/28/2011.

Large Capitalization Value Portfolio:

Gross operating expenses: Class R, 1.55%; Class T, 0.80%. Net operating expenses: Class R, 1.30%; Class T, 0.80%, after contractual reduction through 2/28/2011.

Small Capitalization Growth Portfolio:

Gross operating expenses: Class R, 1.67%; Class T, 0.92%. Net operating expenses: Class R, 1.42%; Class T, 0.92%, after contractual reduction through 2/28/2011.

Small Capitalization Value Portfolio:

Gross operating expenses: Class R, 1.49%; Class T, 0.74%. Net operating expenses: Class R, 1.24%; Class T, 0.74%, after contractual reduction through 2/28/2011.

International Equity Portfolio:

Gross operating expenses: Class R, 1.74%; Class T, 0.99%. Net operating expenses: Class R, 1.49%; Class T, 0.99%, after contractual reduction through 2/28/2011.

Equity Portfolios
	Cumulative Total Returns[1] as of 4/30/10
	Six Months	One Year	Five Years	Ten Years	Since Inception[2]
Large Capitalization Growth Portfolio (Class R)	14.29%	33.48%	N/A	N/A	–4.45% (8/22/06)
Large Capitalization Growth Portfolio (Class T)	14.58	34.09	13.20%	–40.66%	—
S&P 500 Index[3]	15.66	38.82	13.86	–1.92	***
Russell 1000 Growth Index[3]	15.79	38.16	21.96	–30.95	****
Lipper Large-Cap Growth Funds Avg.[4]	14.71	34.87	18.45	–19.70	*****

2	THE TARGET PORTFOLIO TRUST

		Average Annual Total Returns[1] as of 3/31/10
		One Year	Five Years	Ten Years	Since Inception[2]
Large Capitalization Growth Portfolio (Class R)		43.83%	N/A	N/A	–1.61% (8/22/06)
Large Capitalization Growth Portfolio (Class T)		44.59	1.47%	–5.70%	—
S&P 500 Index[3]		49.73	1.92	–0.65	***
Russell 1000 Growth Index[3]		49.75	3.42	–4.21	****
Lipper Large-Cap Growth Funds Avg.[4]		46.16	2.64	–3.11	*****

		Cumulative Total Returns[1] as of 4/30/10
	Six Months	One Year	Five Years	Ten Years	Since Inception[2]
Large Capitalization Value Portfolio (Class R)	15.23%	38.18%	N/A	N/A	–17.59% (8/22/06)
Large Capitalization Value Portfolio (Class T)	15.43	38.67	–0.81%	52.95%	—
S&P 500 Index[3]	15.66	38.82	13.86	–1.92	***
Russell 1000 Value Index[3]	17.77	42.28	10.05	40.83	****
Lipper Large-Cap Value Funds Avg.[4]	14.65	38.20	8.69	34.45	*****

		Average Annual Total Returns[1] as of 3/31/10
		One Year	Five Years	Ten Years	Since Inception[2]
Large Capitalization Value Portfolio (Class R)		49.12%	N/A	N/A	–5.62% (8/22/06)
Large Capitalization Value Portfolio (Class T)		49.84	–0.87%	4.43%	—
S&P 500 Index[3]		49.73	1.92	–0.65	***
Russell 1000 Value Index[3]		53.56	1.05	3.10	****
Lipper Large-Cap Value Funds Avg.[4]		49.90	0.93	2.77	*****

THE TARGET PORTFOLIO TRUST	3

Equity Portfolios’ Performance (continued)

	Cumulative Total Returns[1] as of 4/30/10
	Six Months	One Year	Five Years	Ten Years	Since Inception[2]
Small Capitalization Growth Portfolio (Class R)	23.22%	45.04%	N/A	N/A	–13.95% (8/22/06)
Small Capitalization Growth Portfolio (Class T)	23.53	45.70	2.09%	–30.82%	—
Russell 2000 Index[3]	28.17	48.95	32.20	61.43	***
Russell 2000 Growth Index[3]	25.49	45.20	34.23	–0.62	****
Lipper Small-Cap Growth Funds Avg.[4]	24.96	46.22	28.67	17.13	*****

	Average Annual Total Returns[1] as of 3/31/10
		One Year	Five Years	Ten Years	Since Inception[2]
Small Capitalization Growth Portfolio (Class R)		56.51%	N/A	N/A	–5.10% (8/22/06)
Small Capitalization Growth Portfolio (Class T)		57.19	–1.54%	–4.19%	—
Russell 2000 Index[3]		62.76	3.36	3.68	***
Russell 2000 Growth Index[3]		60.32	3.82	–1.53	****
Lipper Small-Cap Growth Funds Avg.[4]		59.33	2.78	–0.78	*****

	Cumulative Total Returns[1] as of 4/30/10
	Six Months	One Year	Five Years	Ten Years	Since Inception[2]
Small Capitalization Value Portfolio (Class R)	24.77%	47.44%	N/A	N/A	13.48% (8/22/06)
Small Capitalization Value Portfolio (Class T)	25.14	48.17	42.04%	208.84%	—
Russell 2000 Index[3]	28.17	48.95	32.20	61.43	***
Russell 2000 Value Index[3]	30.66	52.44	29.22	149.53	****
Lipper Small-Cap Core Funds Avg.[4]	25.42	47.73	29.92	103.35	*****

4	THE TARGET PORTFOLIO TRUST

	Average Annual Total Returns[1] as of 3/31/10
		One Year	Five Years	Ten Years	Since Inception[2]
Small Capitalization Value Portfolio (Class R)		59.86%	N/A	N/A	2.19% (8/22/06)
Small Capitalization Value Portfolio (Class T)		60.55	5.30%	11.33%	—
Russell 2000 Index[3]		62.76	3.36	3.68	***
Russell 2000 Value Index[3]		65.07	2.75	8.90	****
Lipper Small-Cap Core Funds Avg.[4]		63.07	3.03	6.14	*****

	Cumulative Total Returns[1] as of 4/30/10
	Six Months	One Year	Five Years	Ten Years	Since Inception[2]
International Equity Portfolio (Class R)	3.53%	35.77%	N/A	N/A	–5.70% (8/22/06)
International Equity Portfolio (Class T)	3.77	36.39	31.13%	23.16%	—
MSCI EAFE ND Index[3]	2.48	34.43	20.88	17.61	***
Lipper International Large-Cap Core Funds Avg.[4]	3.99	33.87	19.74	10.61	*****

	Average Annual Total Returns[1] as of 3/31/10
		One Year	Five Years	Ten Years	Since Inception[2]
International Equity Portfolio (Class R)		54.54%	N/A	N/A	–1.25% (8/22/06)
International Equity Portfolio (Class T)		55.40	5.28%	1.84%	—
MSCI EAFE ND Index[3]		54.44	3.75	1.27	***
Lipper International Large-Cap Core Funds Avg.[4]		51.26	3.52	0.39	*****

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Total returns assume the reinvestment of all dividends and distributions, and take into account all charges and expenses applicable to an investment in each portfolio. Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.75%. Returns in the table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or following the redemption of portfolio shares.

2Inception returns are provided for any share class with less than 10 calendar years of returns.

3 Investors cannot invest directly in an index. The returns for the benchmark indexes would be lower if they reflected deductions for portfolio operating expenses, sales charges, or taxes. The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. companies. It gives a broad look at how stock prices have performed. The Russell 1000 Growth Index is an unmanaged index which contains those securities in the Russell 1000 Index with an above-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates. The Russell 1000 Value Index is an unmanaged index which contains those securities in the Russell 1000 Index with a below-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values. The Russell 2000 Index is an unmanaged index of the stocks of the 2,000 smallest U.S. companies included in the Russell 3000 Index. It gives an indication of how the stock prices of smaller companies have performed. The

THE TARGET PORTFOLIO TRUST	5

Equity Portfolios’ Performance (continued)

Russell 2000 Growth Index is an unmanaged index which contains those securities in the Russell 2000 Index with an above-average growth orientation. Companies in this index generally have higher price-to-book and price-to-earnings ratios. The Russell 2000 Value Index is an unmanaged index which contains those securities in the Russell 2000 Index with a below-average growth orientation. Companies in this index generally have low price-to-earnings ratios, higher dividend yields, and lower forecasted growth values. The Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE ND Index) is an unmanaged, weighted index that reflects stock price movements in Europe, Australasia, and the Far East. It gives an indication of how foreign stocks have performed.

4 The Lipper averages represent returns based on an average of all funds in the respective Lipper categories for the periods noted. The returns for the Lipper averages would be lower if they reflected deductions for portfolio operating expenses, sales charges, or taxes. Large-Cap Growth funds invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s USDE large-cap floor. Large-cap growth funds have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index. Large-Cap Value funds invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s USDE large-cap floor. Large-cap value funds typically have a below-average price-to-earnings ratio and three-year sales-per-share growth value compared with the S&P 500 Index. Small-Cap Growth funds invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P SmallCap 600 Index. Small-Cap Core funds invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE small-cap ceiling. Small-cap core funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index. International Large Cap Core funds invest at least 75% of their equity assets in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) above Lipper’s international large-cap floor. International large-cap core funds typically have an average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to their large-cap-specific subset of the S&P/Citigroup World ex-U.S. BMI.

***Large Capitalization Growth Portfolio—S&P 500 Index Closest Month-End to Inception cumulative total return as of 4/30/10 is –1.51% for Class R. S&P 500 Index Closest Month-End to Inception average annual total return as of 3/31/10 is –0.86% for Class R. Large Capitalization Value Portfolio—S&P 500 Index Closest Month-End to Inception cumulative total return as of 4/30/10 is –1.51% for Class R. S&P 500 Index Closest Month-End to Inception average annual total return as of 3/31/10 is –0.86% for Class R. Small Capitalization Growth Portfolio—Russell 2000 Index Closest Month-End to Inception cumulative total return as of 4/30/10 is 4.68% for Class R. Russell 2000 Index Closest Month-End to Inception average annual total return as of 3/31/10 is
–0.26% for Class R. Small Capitalization Value Portfolio—Russell 2000 Index Closest Month-End to Inception cumulative total return as of 4/30/10 is
4.68% for Class R. Russell 2000 Index Closest Month-End to Inception average annual total return as of 3/31/10 is –0.26% for Class R. International Equity Portfolio—MSCI EAFE ND Index Closest Month-End to Inception cumulative total return as of 4/30/10 is –9.20% for Class R. MSCI EAFE ND Index Closest Month-End to Inception average annual total return as of 3/31/10 is –2.16% for Class R.

****Large Capitalization Growth Portfolio—Russell 1000 Growth Index Closest Month-End to Inception cumulative total return as of 4/30/10 is 8.77% for Class R. Russell 1000 Growth Index Closest Month-End to Inception average annual total return as of 3/31/10 is 2.06% for Class R. Large Capitalization Value Portfolio—Russell 1000 Value Index Closest Month-End to Inception cumulative total return as of 4/30/10 is –8.95% for Class R. Russell 1000 Value Index Closest Month-End to Inception average annual total return as of 3/31/10 is –3.27% for Class R. Small Capitalization Growth Portfolio—Russell 2000 Growth Index Closest

6	THE TARGET PORTFOLIO TRUST

Month-End to Inception cumulative total return as of 4/30/10 is 8.63% for Class R. Russell 2000 Growth Index Closest Month-End to Inception average annual total return as of 3/31/10 is 1.17% for Class R. Small Capitalization Value Portfolio—Russell 2000 Value Index Closest Month-End to Inception cumulative total return as of 4/30/10 is 0.21% for Class R. Russell 2000 Value Index Closest Month-End to Inception average annual total return as of 3/31/10 is –1.81% for Class R.

*****Large Capitalization Growth Portfolio—Lipper Average Closest Month-End to Inception cumulative total return as of 4/30/10 is 5.20% for Class R. Lipper Average Closest Month-End to Inception average annual total return as of 3/31/10 is 1.03% for Class R. Large Capitalization Value Portfolio—Lipper Average Closest Month-End to Inception cumulative total return as of 4/30/10 is –7.75% for Class R. Lipper Average Closest Month-End to Inception average annual total return as of 3/31/10 is –2.65% for Class R. Small Capitalization Growth Portfolio—Lipper Average Closest Month-End to Inception cumulative total return as of 4/30/10 is 6.23% for Class R. Lipper Average Closest Month-End to Inception average annual total return as of 3/31/10 is 0.33% for Class R. Small Capitalization Value Portfolio—Lipper Average Closest Month-End to Inception cumulative total return as of 4/30/10 is 4.99% for Class R. Lipper Average Closest Month-End to Inception average annual total return as of 3/31/10 is –0.20% for Class R. International Equity Portfolio—Lipper Average Closest Month-End to Inception cumulative total return as of 4/30/10 is –10.29% for Class R. Lipper Average Closest Month-End to Inception average annual total return as of 3/31/10 is –2.48% for Class R.

THE TARGET PORTFOLIO TRUST	7

Fixed Income Portfolios’ Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudential.com or by calling (800) 225-1852.

International Bond Portfolio:

Gross operating expenses: Class T, 1.42%. Net operating expenses: Class T, 1.42%.

Total Return Bond Portfolio:

Gross operating expenses: Class R, 1.45%; Class T, 0.70%. Net operating expenses: Class R, 1.20%; Class T, 0.70%, after contractual reduction through 2/28/2011.

Intermediate-Term Bond Portfolio:

Gross operating expenses: Class T, 0.67%. Net operating expenses: Class T, 0.67%.

Mortgage Backed Securities Portfolio:

Gross operating expenses: Class T, 0.85%. Net operating expenses: Class T, 0.85%.

Fixed Income Portfolios
		Cumulative Total Returns[1] as of 4/30/10
	Six Months	One Year	Five Years	Ten Years
International Bond Portfolio (Class T)	6.40%	18.35%	22.56%	63.13%
Citigroup Non-U.S. WGBI–Hedged[3]	1.52	3.56	24.86	66.00
Lipper International Income Funds Avg.[4]	–0.66	14.33	23.66	92.40

		Average Annual Total Returns[1] as of 3/31/10
		One Year	Five Years	Ten Years
International Bond Portfolio (Class T)		15.66%	4.07%	4.43%
Citigroup Non-U.S. WGBI–Hedged[3]		3.46	4.77	5.24
Lipper International Income Funds Avg.[4]		15.84	4.48	6.36

8	THE TARGET PORTFOLIO TRUST

	Cumulative Total Returns[1] as of 4/30/10
	Six Months	One Year	Five Years	Ten Years	Since Inception[2]
Total Return Bond Portfolio (Class R)	3.51%	16.50%	N/A	N/A	34.71% (8/22/06)
Total Return Bond Portfolio (Class T)	3.75	17.21	43.19%	107.14%	—
Barclays Capital U.S. Aggregate Bond Index[3]	2.54	8.30	29.93	86.43	***
Lipper Corporate Debt BBB-Rated Funds Avg.[4]	6.11	25.59	27.87	90.84	****

	Average Annual Total Returns[1] as of 3/31/10
		One Year	Five Years	Ten Years	Since Inception[2]
Total Return Bond Portfolio (Class R)		17.28%	N/A	N/A	8.23% (8/22/06)
Total Return Bond Portfolio (Class T)		17.99	7.45%	7.40%	—
Barclays Capital U.S. Aggregate Bond Index[3]		7.69	5.44	6.29	***
Lipper Corporate Debt BBB-Rated Funds Avg.[4]		29.03	4.81	6.19	****

	Cumulative Total Returns[1] as of 4/30/10				Average Annual Total Returns[1] as of 3/31/10
	Six Months	One Year	Five Years	Ten Years	One Year	Five Years	Ten Years
Intermediate-Term Bond Portfolio (Class T)	3.43%	11.66%	41.33%	94.04%	11.79%	7.18%	6.73%
Barclays Capital Int. Govt./Credit Bond Index[3]	2.29	7.37	28.26	79.87	6.92	5.16	5.93
Lipper Int. Inv.-Grade Debt Funds Avg.[4]	4.04	15.23	25.08	76.59	15.67	4.51	5.59

Mortgage Backed Securities Portfolio (Class T)	5.37%	17.92%	33.39%	80.58%	17.23%	5.89%	5.93%
Barclays Capital Mortgage-Backed Securities Index[3]	2.01	5.54	33.95	88.24	5.21	6.13	6.47
Citigroup Mortgage-Backed Securities Index[3]	1.97	5.42	34.13	88.94	5.02	6.18	6.51
Lipper U.S. Mortgage Funds Avg.[4]	3.01	9.31	23.36	66.99	8.94	4.24	5.07

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Total returns assume the reinvestment of all dividends and distributions, and take into account all charges and expenses applicable to an investment in each portfolio. Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.75%. Returns in the table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or following the redemption of portfolio shares.

2Inception returns are provided for any share class with less than 10 calendar years of returns.

3Investors cannot invest directly in an index. The returns for the benchmark indexes would be lower if they reflected deductions for portfolio operating expenses, sales charges, or taxes. The Citigroup Non-U.S. World Government Bond Index Hedged (WGBI–Hedged) is an unmanaged index of approximately 600 high-quality bonds with foreign currency exposure translated to the U.S. dollar. It gives a broad indication of how foreign

THE TARGET PORTFOLIO TRUST	9

Fixed Income Portfolios’ Performance (continued)

bonds have performed. The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of investment- grade securities issued by the U.S. government and its agencies and by corporations with between one and 10 years remaining to maturity. It gives a broad indication of how bond prices of short- and intermediate-term bonds have performed. The Barclays Capital Intermediate Government/Credit Bond Index is an unmanaged index of publicly traded U.S. government bonds and investment-grade corporate bonds with maturities of up to 10 years. It gives a broad indication of how intermediate-term bonds have performed. The Barclays Capital Mortgage-Backed Securities Index is an unmanaged, market capitalization-weighted index of 15- and 30-year fixed-rate securities backed by GNMA, FNMA, and FHLMC mortgage pools, and balloon mortgages with fixed-rate coupons. The Citigroup Mortgage-Backed Securities Index is an unmanaged index of 15- and 30-year mortgage-related securities issued by U.S. government agencies. Each of them gives a broad indication of how mortgage-backed securities have performed.

4 The Lipper Averages represent returns based on an average of all funds in the respective Lipper categories for the periods noted. The returns for the Lipper averages would be lower if they reflected deductions for portfolio operating expenses, sales charges, or taxes. International Income funds invest primarily in U.S. dollar and non-U.S. dollar debt securities of issuers located in at least three countries, excluding the United States, except in periods of market weakness. Corporate Debt BBB-Rated funds invest primarily in corporate and government debt issues rated in the top four grades. Intermediate Investment-Grade Debt funds invest primarily in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to 10 years. U.S. Mortgage funds invest primarily in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies.

***Total Return Bond Portfolio—Barclays Capital U.S. Aggregate Bond Index Closest Month-End to Inception cumulative total return as of 4/30/10 is 25.25% for Class R. Barclays Capital U.S. Aggregate Bond Index Closest Month-End to Inception average annual total return as of 3/31/10 is 6.18% for Class R.

****Total Return Bond Portfolio—Lipper Average Closest Month-End to Inception cumulative total return as of 4/30/10 is 22.57% for Class R. Lipper Average Closest Month-End to Inception average annual total return as of 3/31/10 is 5.27% for Class R.

10	THE TARGET PORTFOLIO TRUST

Money Market Portfolio Performance

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the past performance data quoted. The investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than the original cost. For the most recent month-end performance update, call (800) 225-1852.

U.S. Government Money Market Portfolio:

Gross operating expenses: Class T, 0.72%. Net operating expenses: Class T, 0.22%, after a voluntary waiver of management fees.

Money Market Portfolio as of 4/30/10
	Cumulative Total Returns[1] Six Months	Net Asset Value (NAV)	7-Day Current Yield
U.S. Government Money Market Portfolio (Class T)	0.04%	$1.00	0.01%
Lipper U.S. Government Money Market Funds Avg.[2]	0.01	N/A	N/A
iMoneyNet, Inc. All Taxable Money Market Funds Avg.[3]	N/A	N/A	0.03

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Total returns assume the reinvestment of all dividends and distributions, and take into account all charges and expenses applicable to an investment in each portfolio. The returns in the table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or following the redemption of portfolio shares.

2The Lipper average represents returns based on an average of all funds in the respective Lipper categories for the periods noted. The return for the Lipper average would be lower if it reflected deductions for portfolio operating expenses, sales charges, or taxes. U.S. Government Money Market funds invest principally in financial instruments issued or guaranteed by the U.S. government, its agencies, or instrumentalities with dollar-weighted average maturities of less than 90 days. These funds intend to keep a constant net asset value.

3iMoneyNet, Inc. regularly reports a 7-day current yield on Tuesdays for taxable money market funds. This is the data of all funds in the iMoneyNet, Inc. All Taxable Money Market Funds Average category as of 4/27/10, the closest date to the end of our reporting period.

An investment in the U.S. Government Money Market Portfolio (the Portfolio) is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Portfolio.

THE TARGET PORTFOLIO TRUST	11

Fees and Expenses (Unaudited)

As a shareholder of the Trust, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, and other Trust expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2009, at the beginning of the period, and held through the six-month period ended April 30, 2010. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Trust’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Trust, that you own. You should consider the additional fees that were charged to your Trust account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following pages provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

12	THE TARGET PORTFOLIO TRUST

Hypothetical Example for Comparison Purposes

The second line for each share class in the table below and on the following pages provides information about hypothetical account values and hypothetical expenses based on the Trust’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Large Capitalization Growth Portfolio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class R
Actual	$1,000.00	$1,142.90	1.31%	$6.96
Hypothetical	$1,000.00	$1,018.30	1.31%	$6.56
Class T
Actual	$1,000.00	$1,145.80	0.81%	$4.31
Hypothetical	$1,000.00	$1,020.78	0.81%	$4.06

Large Capitalization Value Portfolio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class R
Actual	$1,000.00	$1,152.30	1.30%	$6.94
Hypothetical	$1,000.00	$1,018.35	1.30%	$6.51
Class T
Actual	$1,000.00	$1,154.30	0.80%	$4.27
Hypothetical	$1,000.00	$1,020.83	0.80%	$4.01

THE TARGET PORTFOLIO TRUST	13

Fees and Expenses (continued)

Small Capitalization Growth Portfolio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class R
Actual	$1,000.00	$1,232.20	1.42%	$7.86
Hypothetical	$1,000.00	$1,017.75	1.42%	$7.10
Class T
Actual	$1,000.00	$1,235.30	0.92%	$5.10
Hypothetical	$1,000.00	$1,020.23	0.92%	$4.61

Small Capitalization Value Portfolio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class R
Actual	$1,000.00	$1,247.70	1.24%	$6.91
Hypothetical	$1,000.00	$1,018.65	1.24%	$6.21
Class T
Actual	$1,000.00	$1,251.40	0.74%	$4.13
Hypothetical	$1,000.00	$1,021.12	0.74%	$3.71

International Equity Portfolio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class R
Actual	$1,000.00	$1,035.30	1.49%	$7.52
Hypothetical	$1,000.00	$1,017.41	1.49%	$7.45
Class T
Actual	$1,000.00	$1,037.70	0.99%	$5.00
Hypothetical	$1,000.00	$1,019.89	0.99%	$4.96

International Bond Portfolio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class T
Actual	$1,000.00	$1,064.00	1.42%	$7.27
Hypothetical	$1,000.00	$1,017.75	1.42%	$7.10

14	THE TARGET PORTFOLIO TRUST

Total Return Bond Portfolio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class R
Actual	$1,000.00	$1,035.10	1.20%	$6.06
Hypothetical	$1,000.00	$1,018.84	1.20%	$6.01
Class T
Actual	$1,000.00	$1,037.50	0.70%	$3.54
Hypothetical	$1,000.00	$1,021.32	0.70%	$3.51

Intermediate-Term Bond Portfolio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class T
Actual	$1,000.00	$1,034.30	0.67%	$3.38
Hypothetical	$1,000.00	$1,021.47	0.67%	$3.36

Mortgage Backed Securities Portfolio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class T
Actual	$1,000.00	$1,053.70	0.85%	$4.33
Hypothetical	$1,000.00	$1,020.58	0.85%	$4.26

U.S. Government Money Market Portfolio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class T
Actual	$1,000.00	$1,000.40	0.22%	$1.09
Hypothetical	$1,000.00	$1,023.70	0.22%	$1.10

* Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2010, and divided by the 365 days in the Portfolio’s fiscal year ending October 31, 2010 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

THE TARGET PORTFOLIO TRUST	15

Portfolio of Investments As of April 30, 2010 (Unaudited)	Large Capitalization Growth Portfolio

SHARES	DESCRIPTION	VALUE (NOTE 1)
	LONG-TERM INVESTMENTS—96.2%

	COMMON STOCKS—95.8%

	Aerospace & Defense—3.0%
46,996	General Dynamics Corp.	$3,588,615
16,190	Goodrich Corp.	1,200,974
19,930	United Technologies Corp.	1,493,753

		6,283,342

	Agriculture/Heavy Equipment—0.5%
15,280	Monsanto Co.	963,557

	Beverages—1.7%
27,530	Coca-Cola Co. (The)	1,471,479
4,580	Dr. Pepper Snapple Group, Inc.	149,903
19,000	Heineken NV (Netherlands)	885,929
16,270	PepsiCo, Inc.	1,061,129

		3,568,440

	Biotechnology—0.7%
3,620	Amgen, Inc.*(a)	207,643
13,710	Celgene Corp.*	849,335
8,700	Genzyme Corp.*	463,188

		1,520,166

	Broadcasting—0.5%
25,930	Discovery Communications, Inc. (Class A Stock)*(a)	1,003,491

	Business Services—2.1%
17,983	MasterCard, Inc. (Class A Stock)(a)	4,460,503

	Chemicals—6.8%
5,990	Albemarle Corp.	273,503
153,818	Dow Chemical Co. (The)	4,742,209
20,000	Ecolab, Inc.	976,800
12,972	Potash Corp. of Saskatchewan, Inc. (Canada)	1,433,406
28,562	PPG Industries, Inc.	2,009,908
52,125	Praxair, Inc.	4,366,511
8,140	Sherwin-Williams Co. (The)(a)	635,490

		14,437,827

	Clothing & Apparel—0.7%
24,270	Avon Products, Inc.(a)	784,649
7,968	Polo Ralph Lauren Corp.	716,323

		1,500,972

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	17

Large Capitalization Growth Portfolio (continued)	Portfolio of Investments As of April 30, 2010 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Commercial Banks—2.9%
44,675	PNC Financial Services Group, Inc.	$3,002,607
120,007	U.S. Bancorp	3,212,587

		6,215,194

	Communication Equipment—0.2%
14,280	Juniper Networks, Inc.*	405,695

	Computer Hardware—6.9%
45,609	Apple, Inc.*	11,909,422
24,040	Dell, Inc.*(a)	388,967
31,970	Hewlett-Packard Co.	1,661,481
5,320	International Business Machines Corp.	686,280

		14,646,150

	Computer Services & Software—3.8%
36,800	Accenture PLC (Class A Stock)(Ireland)	1,605,952
30,221	Amazon.com, Inc.*	4,142,090
10,900	Cognizant Technology Solutions Corp. (Class A Stock)*	557,862
49,400	Microsoft Corp.	1,508,676
3,380	Salesforce.com, Inc.*	289,328

		8,103,908

	Computers & Peripherals—1.7%
187,991	EMC Corp.*	3,573,709

	Consumer Finance—0.4%
18,640	American Express Co.	859,677

	Consumer Products & Services—0.6%
3,840	Church & Dwight Co., Inc.	265,920
14,890	Procter & Gamble Co. (The)	925,562

		1,191,482

	Diversified—0.5%
11,270	3M Co.	999,311

	Diversified Financial Services—1.5%
11,670	Affiliated Managers Group, Inc.*(a)	982,381
2,220	CME Group, Inc.(a)	729,070
6,000	Franklin Resources, Inc.	693,840
6,640	IntercontinentalExchange, Inc.*	774,423

		3,179,714

	Electronic Components—1.0%
27,230	Thermo Fisher Scientific, Inc.*	1,505,274
20,090	Tyco Electronics Ltd. (Switzerland)(a)	645,291

		2,150,565

See Notes to Financial Statements.

18	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Entertainment & Leisure—1.0%
8,660	Hasbro, Inc.	$332,198
27,570	International Game Technology	581,176
31,170	Las Vegas Sands Corp.*(a)	774,886
9,930	Royal Caribbean Cruises Ltd. (Liberia)*	355,891

		2,044,151

	Financial—Bank & Trust—3.2%
17,120	Bank of America Corp.	305,250
14,870	Bank of New York Mellon Corp. (The)	462,903
13,860	Charles Schwab Corp. (The)	267,359
175,584	Wells Fargo & Co.	5,813,586

		6,849,098

	Financial Services—4.6%
12,241	Goldman Sachs Group, Inc. (The)	1,777,393
94,839	JPMorgan Chase & Co.	4,038,245
42,430	Visa, Inc. (Class A Stock)	3,828,459

		9,644,097

	Food Products—0.2%
8,600	Nestle SA (Switzerland)	420,806

	Hand/Machine Tools—0.1%
3,200	Stanley Black & Decker, Inc.	198,880

	Healthcare Services—0.4%
16,360	Lincare Holdings, Inc.*(a)	763,848

	Healthcare-Products—1.6%
5,430	Covidien PLC (Ireland)	260,586
35,511	Johnson & Johnson	2,283,357
24,820	Patterson Cos., Inc.	793,992

		3,337,935

	Hotels, Restaurants & Leisure—4.0%
8,640	Carnival Corp. (Panama)	360,288
12,320	Marriott International, Inc. (Class A Stock)	452,883
82,043	McDonald’s Corp.	5,791,415
21,778	Wynn Resorts Ltd.(a)	1,921,691

		8,526,277

	Insurance—0.5%
10,100	Aflac, Inc.	514,696
11,760	MetLife, Inc.	536,021

		1,050,717

	Internet—1.7%
5,323	Baidu, Inc., ADR (Cayman Islands)*	3,669,144

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	19

Large Capitalization Growth Portfolio (continued)	Portfolio of Investments As of April 30, 2010 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Internet Software & Services—5.4%
11,581	Google, Inc. (Class A Stock)*	$6,085,121
82,650	Oracle Corp.	2,135,676
8,204	priceline.com, Inc.*(a)	2,149,858
35,120	VeriSign, Inc.*(a)	957,722

		11,328,377

	Machinery—0.2%
2,350	Flowserve Corp.	269,263
3,440	Rockwell Automation, Inc.	208,877

		478,140

	Machinery & Equipment—0.5%
3,760	Bucyrus International, Inc.	236,918
11,350	Cummins, Inc.	819,810

		1,056,728

	Media—3.1%
74,457	DIRECTV (Class A Stock)*(a)	2,697,577
20,050	News Corp. (Class A Stock)	309,171
1,970	Time Warner Cable, Inc.	110,813
94,969	Walt Disney Co. (The)	3,498,658

		6,616,219

	Medical Supplies & Equipment—0.6%
19,000	Medtronic, Inc.	830,110
12,660	St. Jude Medical, Inc.*	516,781

		1,346,891

	Metals & Mining—2.2%
55,371	BHP Billiton PLC, ADR (United Kingdom)(a)	3,377,631
10,340	Precision Castparts Corp.	1,327,036

		4,704,667

	Mining—0.1%
7,510	Teck Resources Ltd. (Class B Stock) (Canada)*	294,542

	Miscellaneous Manufacturers—1.8%
37,855	Danaher Corp.	3,190,419
11,980	Honeywell International, Inc.	568,691

		3,759,110

	Oil, Gas & Consumable Fuels—4.6%
5,940	Anadarko Petroleum Corp.	369,230
4,620	Apache Corp.	470,131
35,182	EOG Resources, Inc.	3,944,606

See Notes to Financial Statements.

20	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Oil, Gas & Consumable Fuels (continued)
28,440	Halliburton Co.	$871,686
22,976	National Oilwell Varco, Inc.	1,011,633
25,290	Schlumberger Ltd. (Netherlands)	1,806,212
10,520	Southwestern Energy Co.*	417,434
10,115	Transocean Ltd. (Switzerland)*	732,832

		9,623,764

	Pharmaceuticals—4.1%
27,140	Abbott Laboratories	1,388,482
10,970	Alexion Pharmaceuticals, Inc.*(a)	602,034
17,040	Allergan, Inc.	1,085,278
11,280	Express Scripts, Inc.*	1,129,466
32,850	Gilead Sciences, Inc.*	1,303,159
13,650	Mead Johnson Nutrition Co. (Class A Stock)	704,476
40,789	Merck & Co, Inc.	1,429,247
18,290	Teva Pharmaceutical Industries Ltd., ADR (Israel)	1,074,172

		8,716,314

	Retail & Merchandising—3.7%
6,840	Colgate-Palmolive Co.	575,244
7,810	Darden Restaurants, Inc.	349,498
18,740	Kohl’s Corp.*	1,030,513
7,600	Lowe’s Cos., Inc.	206,112
24,525	Nordstrom, Inc.	1,013,618
3,250	Phillips-Van Heusen Corp.	204,783
26,340	Target Corp.	1,497,956
21,089	Tiffany & Co.	1,022,395
10,170	TJX Cos., Inc.	471,278
9,690	Wal-Mart Stores, Inc.	519,868
25,410	Walgreen Co.	893,161

		7,784,426

	School—0.2%
5,390	DeVry, Inc.	336,282

	Semiconductors—1.5%
16,430	Broadcom Corp. (Class A Stock)	566,671
8,589	Cree, Inc.*	628,801
40,520	Intel Corp.	925,071
21,120	Microchip Technology Inc(a)	616,915
1,192	Samsung Electronics Co. Ltd., GDR, 144A (South Korea)	456,538

		3,193,996

	Software—1.1%
18,160	Adobe Systems, Inc.*	609,994
27,640	Autodesk, Inc.*	940,036
21,910	Intuit, Inc.*	792,266

		2,342,296

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	21

Large Capitalization Growth Portfolio (continued)	Portfolio of Investments As of April 30, 2010 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Specialty Retail—0.4%
13,400	Limited Brands, Inc.	$359,120
23,610	Staples, Inc.	555,543

		914,663

	Telecommunications—5.1%
54,009	American Tower Corp. (Class A Stock)*	2,204,107
259,888	Cisco Systems, Inc.*	6,996,185
34,930	Corning, Inc.	672,402
16,515	Crown Castle International Corp.*	625,093
8,140	QUALCOMM, Inc.	315,344

		10,813,131

	Textiles, Apparel & Luxury Goods—2.4%
67,001	NIKE, Inc. (Class B Stock)(a)	5,086,046

	Tobacco—0.4%
19,160	Philip Morris International, Inc.	940,373

	Transportation—5.5%
9,110	CSX Corp.	510,616
33,011	FedEx Corp.	2,971,320
28,651	Norfolk Southern Corp.	1,699,864
70,938	Union Pacific Corp.	5,367,169
15,400	United Parcel Service, Inc. (Class B Stock)	1,064,756

		11,613,725

	Utilities—0.1%
1,600	First Solar, Inc.*	229,680

	TOTAL COMMON STOCKS (cost $155,653,853)	202,748,026

	PREFERRED STOCK—0.4%

	Financial—Bank & Trust
35,375	Wells Fargo & Co., Series J, 8.00% (cost $806,500)(a)	969,275

	TOTAL LONG-TERM INVESTMENTS (cost $156,460,353)	203,717,301

Notional Amount (000)#	SHORT-TERM INVESTMENTS—14.1%

	OPTION PURCHASED*

	Call Option
$10	IBM Corp. expiring 5/22/10, Strike price $130.00 (cost $34,477)	12,540

See Notes to Financial Statements.

22	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	AFFILIATED MONEY MARKET MUTUAL FUND—14.1%
29,858,681	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (Note 3) (cost $29,858,681; includes $25,078,865 of cash collateral for securities on loan)(b)(w)	$29,858,681

	TOTAL SHORT-TERM INVESTMENTS (cost $29,893,158)	29,871,221

	TOTAL INVESTMENTS(o)—110.3% (cost $186,353,511; Note 5)	233,588,522
	Liabilities in excess of other assets—(10.3)%	(21,905,457)

	NET ASSETS—100%	$211,683,065

The following abbreviations are used in the Portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $23,852,148; cash collateral of $25,078,865 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(o)	As of April 30, 2010, 2 securities representing $1,306,735 and 0.6% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$201,441,291	$1,306,735	$—
Preferred Stock	969,275	—	—
Option Purchased	12,540	—	—
Affiliated Money Market Mutual Fund	29,858,681	—	—

Total	$232,281,787	$1,306,735	$—

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	23

Large Capitalization Growth Portfolio (continued)	Portfolio of Investments As of April 30, 2010 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2010 were as follows:

Affiliated Money Market Mutual Fund (11.8% represents investments purchased from securities on loan)	14.1%
Computer Hardware	6.9
Chemicals	6.8
Transportation	5.5
Internet Software & Services	5.4
Telecommunications	5.1
Financial Services	4.6
Oil, Gas & Consumable Fuels	4.6
Pharmaceuticals	4.1
Hotels, Restaurants & Leisure	4.0
Computer Services & Software	3.8
Retail & Merchandising	3.7
Financial—Bank & Trust	3.6
Media	3.1
Aerospace & Defense	3.0
Commercial Banks	2.9
Textiles, Apparel & Luxury Goods	2.4
Metals & Mining	2.2
Business Services	2.1
Miscellaneous Manufacturers	1.8
Internet	1.7
Computers & Peripherals	1.7
Beverages	1.7
Healthcare-Products	1.6
Semiconductors	1.5
Diversified Financial Services	1.5
Software	1.1
Electronic Components	1.0
Entertainment & Leisure	1.0
Biotechnology	0.7
Clothing & Apparel	0.7
Medical Supplies & Equipment	0.6
Consumer Products & Services	0.6
Machinery & Equipment	0.5
Insurance	0.5
Broadcasting	0.5
Diversified	0.5
Agriculture/Heavy Equipment	0.5
Tobacco	0.4
Specialty Retail	0.4
Consumer Finance	0.4
Healthcare Services	0.4
Machinery	0.2
Food Products	0.2
Communication Equipment	0.2

See Notes to Financial Statements.

24	THE TARGET PORTFOLIO TRUST

Industry (cont’d.)
Schools	0.2%
Mining	0.1
Utilities	0.1
Hand/Machine Tools	0.1

110.3
Liabilities in excess of other assets	(10.3)

100.0%

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	25

Large Capitalization Value Portfolio	Portfolio of Investments As of April 30, 2010 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	LONG-TERM INVESTMENTS—98.9%

	COMMON STOCKS

	Aerospace & Defense—4.6%
14,293	Boeing Co. (The)	$1,035,242
26,700	Embraer-Empresa Brasileira de Aeronautica SA, ADR (Brazil)	642,936
21,682	General Dynamics Corp.	1,655,638
19,500	Lockheed Martin Corp.	1,655,355
38,700	Northrop Grumman Corp.	2,625,021
30,974	United Technologies Corp.	2,321,501

		9,935,693

	Air Freight & Logistics—0.2%
5,000	FedEx Corp.	450,050

	Auto Components—0.3%
20,200	Johnson Controls, Inc.	678,518

	Automobile—0.2%
15,900	Harley-Davidson, Inc.(a)	537,897

	Banks—0.3%
12,390	Northern Trust Corp.	681,202

	Beverages—0.7%
10,700	Molson Coors Brewing Co. (Class B Stock)	474,652
17,036	PepsiCo, Inc.	1,111,088

		1,585,740

	Biotechnology—0.4%
13,735	Amgen, Inc.*(a)	787,840

	Business Services—0.5%
4,646	MasterCard, Inc. (Class A Stock)(a)	1,152,394

	Capital Markets—1.5%
15,528	Goldman Sachs Group, Inc. (The)	2,254,666
15,100	Morgan Stanley	456,322
12,500	State Street Corp.	543,750

		3,254,738

	Chemicals—1.4%
9,292	Air Products & Chemicals, Inc.	713,440
16,000	Celanese Corp. (Class A Stock)	511,840
25,200	PPG Industries, Inc.	1,773,324

		2,998,604

See Notes to Financial Statements.

26	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Commercial Banks—6.0%
62,666	Fifth Third Bancorp	$934,350
106,554	KeyCorp	961,117
49,969	PNC Financial Services Group, Inc.	3,358,416
64,200	Regions Financial Corp.	567,528
61,948	U.S. Bancorp	1,658,348
166,370	Wells Fargo & Co.	5,508,511

		12,988,270

	Commercial Services—0.6%
40,266	Waste Management, Inc.(a)	1,396,425

	Computer Services & Software—0.3%
12,768	Accenture PLC (Class A Stock)(Ireland)	557,196

	Computers & Peripherals—1.3%
54,464	Hewlett-Packard Co.	2,830,494

	Consumer Finance—0.3%
15,400	Capital One Financial Corp.	668,514

	Diversified Financial Services—7.0%
28,194	American Express Co.	1,300,307
330,097	Bank of America Corp.	5,885,630
347,638	Citigroup, Inc.*	1,519,178
148,197	JPMorgan Chase & Co.	6,310,228

		15,015,343

	Diversified Telecommunication Services—2.6%
102,015	AT&T, Inc.	2,658,511
30,000	CenturyTel, Inc.(a)	1,023,300
69,920	Verizon Communications, Inc.	2,019,989

		5,701,800

	Electric Utilities—4.4%
42,930	American Electric Power Co., Inc.	1,472,499
64,000	Edison International	2,199,680
51,200	Exelon Corp.	2,231,808
18,600	FPL Group, Inc.	968,130
21,178	PG&E Corp.	927,597
35,785	Public Service Enterprise Group, Inc.	1,149,772
18,365	Southern Co.	634,694

		9,584,180

	Electrical Equipment—0.3%
11,200	Emerson Electric Co.	584,976

	Electronic Components & Equipment—0.3%
10,841	Thermo Fisher Scientific, Inc.*	599,290

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	27

Large Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2010 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Electronic Equipment & Instruments—0.8%
53,325	Tyco Electronics Ltd. (Switzerland)	$1,712,799

	Energy Equipment & Services—1.9%
19,000	Diamond Offshore Drilling, Inc.	1,502,900
81,980	Halliburton Co.	2,512,687

		4,015,587

	Food & Staples Retailing—2.4%
37,700	CVS Caremark Corp.	1,392,261
71,900	Safeway, Inc.	1,696,840
37,482	Wal-Mart Stores, Inc.	2,010,909

		5,100,010

	Food Products—1.7%
42,000	ConAgra Foods, Inc.	1,027,740
15,487	Kellogg Co.	850,856
37,134	Nestle SA, ADR (Switzerland)	1,815,852

		3,694,448

	Healthcare Equipment & Supplies—0.5%
9,430	Baxter International, Inc.	445,285
12,000	Medtronic, Inc.	524,280

		969,565

	Healthcare Products—0.3%
12,390	Covidien PLC (Ireland)	594,596

	Healthcare Providers & Services—1.0%
31,000	Cardinal Health, Inc.	1,075,390
18,900	CIGNA Corp.	605,934
18,584	UnitedHealth Group, Inc.	563,281

		2,244,605

	Hotels, Restaurants & Leisure—2.0%
20,515	Carnival Corp. (Panama)	855,475
47,505	McDonald’s Corp.	3,353,378

		4,208,853

	Household Durables—0.4%
15,700	Fortune Brands, Inc.	822,994

	Household Products—0.5%
16,700	Kimberly-Clark Corp.	1,023,042

See Notes to Financial Statements.

28	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Industrial Conglomerates—2.0%
7,000	3M Co.	$620,690
105,312	General Electric Co.	1,986,184
45,107	Tyco International Ltd. (Switzerland)	1,749,701

		4,356,575

	Insurance—6.9%
66,100	Allstate Corp. (The)	2,159,487
59,500	Genworth Financial, Inc. (Class A Stock)*	982,940
84,066	Lincoln National Corp.	2,571,579
14,900	Loews Corp.	554,876
21,400	Marsh & McLennan Cos., Inc.	518,308
107,024	MetLife, Inc.	4,878,154
39,624	Travelers Cos., Inc. (The)	2,010,522
13,900	Unum Group	340,133
48,000	XL Capital Ltd. (Class A Stock)(Cayman Islands)	854,400

		14,870,399

	IT Services—1.7%
27,924	International Business Machines Corp.	3,602,196

	Machinery—2.2%
15,487	Caterpillar, Inc.	1,054,510
12,700	Cummins, Inc.	917,321
58,767	PACCAR, Inc.(a)	2,733,841

		4,705,672

	Media—2.0%
32,600	CBS Corp. (Class B Stock)	528,446
77,300	Comcast Corp. (Special Class A Stock)	1,457,105
47,000	Time Warner, Inc.	1,554,760
22,319	Walt Disney Co. (The)	822,232

		4,362,543

	Metals & Mining—2.6%
15,487	BHP Billiton Ltd., ADR (Australia)(a)	1,127,299
24,884	Freeport-McMoRan Copper & Gold, Inc.	1,879,489
11,800	Nucor Corp.(a)	534,776
24,160	Peabody Energy Corp.	1,128,755
18,584	United States Steel Corp.	1,015,801

		5,686,120

	Multi-Utilities—0.4%
15,500	Dominion Resources, Inc.	647,900
5,000	Wisconsin Energy Corp.	262,550

		910,450

	Multiline Retail—0.5%
40,500	J.C. Penney Co., Inc.	1,181,385

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	29

Large Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2010 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Office Electronics—0.6%
115,000	Xerox Corp.	$1,253,500

	Oil, Gas & Consumable Fuels—13.8%
33,661	Anadarko Petroleum Corp.	2,092,368
37,094	Apache Corp.	3,774,685
44,400	Chesapeake Energy Corp.	1,056,720
45,251	Chevron Corp.	3,685,241
101,137	ConocoPhillips	5,986,299
36,829	Exxon Mobil Corp.	2,498,848
33,839	Hess Corp.	2,150,469
46,000	Marathon Oil Corp.	1,478,900
28,643	Occidental Petroleum Corp.	2,539,488
47,300	Royal Dutch Shell PLC, ADR (Class B Stock) (United Kingdom)	2,870,164
12,334	Transocean Ltd. (Switzerland)*	893,598
28,600	Valero Energy Corp.(a)	594,594

		29,621,374

	Pharmaceuticals—6.6%
29,425	Abbott Laboratories	1,505,383
50,000	Bristol-Myers Squibb Co.	1,264,500
69,800	Eli Lilly & Co.	2,440,906
29,632	Johnson & Johnson	1,905,338
81,514	Merck & Co., Inc.	2,856,250
249,010	Pfizer, Inc.	4,163,447

		14,135,824

	Railroads—0.7%
18,584	Union Pacific Corp.	1,406,065

	Real Estate Investment Trusts—2.3%
80,000	Annaly Capital Management, Inc.(a)	1,356,000
12,390	AvalonBay Communities, Inc.	1,289,056
8,053	Boston Properties, Inc.	635,059
7,948	Simon Property Group, Inc.	707,531
11,460	Vornado Realty Trust(a)	955,420

		4,943,066

	Retail & Merchandising—2.2%
47,864	Best Buy Co., Inc.	2,182,599
23,006	Target Corp.	1,308,351
26,992	TJX Cos., Inc.	1,250,809

		4,741,759

	Semiconductors & Semiconductor Equipment—0.5%
45,676	Intel Corp.	1,042,783

See Notes to Financial Statements.

30	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Software—2.9%
87,458	CA, Inc.	$1,994,917
118,198	Microsoft Corp.	3,609,767
21,682	Oracle Corp.	560,263

		6,164,947

	Specialty Retail—2.4%
46,300	Gap, Inc. (The)	1,144,999
51,711	Home Depot, Inc. (The)	1,822,813
35,800	Limited Brands, Inc.	959,440
50,503	Staples, Inc.	1,188,335

		5,115,587

	Telecommunications—1.4%
26,191	Cisco Systems, Inc.*	705,062
30,974	Corning, Inc.	596,249
61,806	Ericsson, L.M. Telefonaktiebolaget, ADR (Sweden)(a)	710,769
30,974	Rogers Communications, Inc. (Class B Stock)(Canada)(a)	1,102,984

		3,115,064

	Textiles, Apparel & Luxury Goods—0.7%
15,800	Jones Apparel Group, Inc.	343,808
15,623	NIKE, Inc. (Class B Stock)(a)	1,185,942

		1,529,750

	Tobacco—1.0%
50,400	Altria Group, Inc.	1,067,976
21,800	Philip Morris International, Inc.	1,069,944

		2,137,920

	Wireless Telecommunication Services—0.8%
76,300	Vodafone Group PLC, ADR (United Kingdom)(a)	1,693,860

	TOTAL LONG-TERM INVESTMENTS (cost $172,786,878)	212,952,502

	SHORT-TERM INVESTMENT—8.5%

	AFFILIATED MONEY MARKET MUTUAL FUND
18,429,415	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (Note 3) (cost $18,429,415; includes $14,990,799 of cash collateral for securities on loan)(b)(w)	18,429,415

	TOTAL INVESTMENTS—107.4% (cost $191,216,293; Note 5)	231,381,917
	Liabilities in excess of other assets—(7.4)%	(15,995,313)

	NET ASSETS—100%	$215,386,604

The following abbreviation is used in the Portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	31

Large Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2010 (Unaudited)

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $14,341,760; cash collateral of $14,990,799 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$212,952,502	$—	$—
Affiliated Money Market Mutual Fund	18,429,415	—	—

Total	$231,381,917	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2010 were as follows:

Oil, Gas & Consumable Fuels	13.8%
Affiliated Money Market Mutual Fund (7.0% represents investments purchased with collateral from securities on loan)	8.5
Diversified Financial Services	7.0
Insurance	6.9
Pharmaceuticals	6.6
Commercial Banks	6.0
Aerospace & Defense	4.6
Electric Utilities	4.4
Software	2.9
Diversified Telecommunication Services	2.6
Metals & Mining	2.6
Specialty Retail	2.4
Food & Staples Retailing	2.4
Real Estate Investment Trusts	2.3
Retail & Merchandising	2.2
Machinery	2.2
Media	2.0
Industrial Conglomerates	2.0
Hotels, Restaurants & Leisure	2.0
Energy Equipment & Services	1.9
Food Products	1.7
IT Services	1.7
Capital Markets	1.5

See Notes to Financial Statements.

32	THE TARGET PORTFOLIO TRUST

Industry (cont’d.)
Telecommunications	1.4%
Chemicals	1.4
Computers & Peripherals	1.3
Healthcare Providers & Services	1.0
Tobacco	1.0
Electronic Equipment & Instruments	0.8
Wireless Telecommunication Services	0.8
Beverages	0.7
Textiles, Apparel & Luxury Goods	0.7
Railroads	0.7
Commercial Services	0.6
Office Electronics	0.6
Multiline Retail	0.5
Business Services	0.5
Semiconductors & Semiconductor Equipment	0.5
Household Products	0.5
Healthcare Equipment & Supplies	0.5
Multi-Utilities	0.4
Household Durables	0.4
Biotechnology	0.4
Banks	0.3
Auto Components	0.3
Consumer Finance	0.3
Electronic Components & Equipment	0.3
Healthcare Products	0.3
Electrical Equipment	0.3
Computer Services & Software	0.3
Automobile	0.2
Air Freight & Logistics	0.2

107.4
Liabilities in excess of other assets	(7.4)

100.0%

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	33

Small Capitalization Growth Portfolio	Portfolio of Investments As of April 30, 2010 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	LONG-TERM INVESTMENTS—99.2%

	COMMON STOCKS

	Aerospace/Defense—0.6%
7,147	Triumph Group, Inc.(a)	$554,321

	Airlines—0.4%
6,408	Copa Holdings, SA (Panama)	363,205

	Apparel—1.0%
18,645	Carter’s, Inc.*	600,742
11,355	G-III Apparel Group Ltd.*	324,753

		925,495

	Automotive Parts—1.9%
59,420	American Axle & Manufacturing Holdings, Inc.*	639,359
40,821	ArvinMeritor, Inc.*(a)	625,378
15,650	Monro Muffler Brake, Inc.	561,209

		1,825,946

	Beverages—0.6%
8,160	Green Mountain Coffee Roasters, Inc.*	592,906

	Biotechnology—1.6%
3,320	Bio-Rad Laboratories, Inc. (Class A Stock)*	370,811
23,249	Martek Biosciences Corp.*(a)	512,175
13,914	Regeneron Pharmaceuticals, Inc.*	355,224
20,101	Seattle Genetics, Inc.*(a)	253,273

		1,491,483

	Business Services—0.7%
21,225	Blue Coat Systems, Inc.*(a)	690,449

	Chemicals—2.6%
99,429	Huntsman Corp.	1,134,485
6,690	NewMarket Corp.	735,900
28,170	Olin Corp.	591,570

		2,461,955

	Clothing & Apparel—1.6%
11,210	Gymboree Corp.*(a)	550,748
23,197	True Religion Apparel, Inc.*	724,906
12,505	Volcom, Inc.*	298,119

		1,573,773

	Commercial Banks—0.3%
6,850	UMB Financial Corp.	288,522

See Notes to Financial Statements.

34	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Commercial Services—6.9%
20,093	Coinstar, Inc.*(a)	$891,325
42,915	Geo Group, Inc. (The)*	908,940
9,939	HMS Holdings Corp.*	531,736
28,939	Monster Worldwide, Inc.*	504,407
23,643	PAREXEL International Corp.*	557,502
35,442	Ritchie Bros. Auctioneers, Inc. (Canada)(a)	829,343
24,362	Sotheby’s(a)	813,691
23,663	SuccessFactors, Inc.*(a)	495,267
9,485	TNS, Inc.*	246,136
23,570	Waste Connections, Inc.*	843,570

		6,621,917

	Computer Hardware—0.3%
20,484	Radiant Systems, Inc.*	288,210

	Computer Networking—1.0%
13,066	Atheros Communications*(a)	507,483
15,035	Netgear, Inc.*	406,847

		914,330

	Computer Services & Software—4.8%
21,173	ANSYS, Inc.*	952,785
17,495	Bottomline Technologies, Inc.*	304,413
9,302	Mantech International Corp. (Class A Stock)*	418,869
45,504	Netezza Corp.*(a)	622,950
20,283	Riverbed Technology, Inc.*	628,570
63,015	Smart Modular Technologies (WWH), Inc. (Cayman Islands)*	442,365
20,870	Solera Holdings, Inc.	811,217
15,445	SYNNEX Corp.*	423,502

		4,604,671

	Consumer Finance—0.3%
13,864	First Cash Financial Services, Inc.*	305,840

	Distribution/Wholesale—1.0%
55,615	Brightpoint, Inc.*	449,925
15,771	Owens & Minor, Inc.(a)	495,998

		945,923

	Diversified Financial Services—1.2%
23,196	Duff & Phelps Corp. (Class A Stock)	364,177
32,265	Och-Ziff Capital Management Group LLC	565,283
13,757	optionsXpress Holdings, Inc.*(a)	244,187

		1,173,647

	Education—2.3%
9,627	American Public Education, Inc.*	407,703
14,030	Blackboard, Inc.*(a)	596,977

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	35

Small Capitalization Growth Portfolio (continued)	Portfolio of Investments As of April 30, 2010 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Education (continued)
8,178	Capella Education Co.*	$741,090
19,751	Lincoln Educational Services Corp.*	492,985

		2,238,755

	Electronic Components—4.8%
35,768	Coherent, Inc.*	1,343,804
20,470	EnerSys*	529,764
17,085	OSI Systems, Inc.*	444,893
17,375	OYO Geospace Corp.*(a)	863,537
18,355	Plexus Corp.*	680,053
36,738	Universal Electronics, Inc.*	779,580

		4,641,631

	Electronic Components & Equipment—1.4%
5,870	American Science & Engineering, Inc.	441,130
27,375	Fushi Copperweld, Inc.*	302,768
37,159	GrafTech International Ltd.*(a)	626,501

		1,370,399

	Energy—Alternate Sources—0.5%
19,570	Trina Solar Ltd., ADR (Cayman Islands)*	506,276

	Engineering/Construction—1.1%
23,690	Insituform Technologies, Inc. (Class A Stock)*	567,849
25,516	Orion Marine Group, Inc.*	483,784

		1,051,633

	Entertainment & Leisure—2.9%
24,666	Bally Technologies, Inc.*	1,137,596
6,973	Perfect World Co. Ltd., ADR (Cayman Islands)*	233,386
75,734	Shuffle Master, Inc.*	727,046
13,233	WMS Industries, Inc.*	661,915

		2,759,943

	Environmental Services—0.6%
33,783	Calgon Carbon Corp.*	523,636

	Financial—Bank & Trust—0.5%
33,633	Broadpoint Gleacher Securities, Inc.*	143,949
8,909	Evercore Partners, Inc.	319,299

		463,248

	Financial Services—0.3%
41,185	First Commonwealth Financial Corp.	269,762

See Notes to Financial Statements.

36	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Hand/Machine Tools—0.9%
14,252	Regal-Beloit Corp.	$901,724

	Healthcare Services—8.0%
26,135	Align Technology, Inc.*	443,772
7,222	Almost Family, Inc.*	305,924
9,410	Amedisys, Inc.*(a)	541,828
23,033	Centene Corp.*(a)	527,456
8,730	Emergency Medical Services Corp. (Class A Stock)*	461,642
34,120	Genoptix, Inc.*(a)	1,320,103
17,085	Gentiva Health Services, Inc.*(a)	489,998
14,590	Hanger Orthopedic Group, Inc.*	271,958
21,924	ICON PLC, ADR (Ireland)*	639,523
10,465	IPC The Hospitalist Co., Inc.*	324,833
15,440	LHC Group, Inc.*	526,504
16,055	Lincare Holdings, Inc.*(a)	749,608
19,204	Psychiatric Solutions, Inc.*	617,793
14,800	RehabCare Group, Inc.*(a)	422,096

		7,643,038

	Home Furnishings—1.0%
27,938	DTS, Inc.*(a)	928,659

	Hotels & Motels—0.4%
11,002	Choice Hotels International, Inc.(a)	399,483

	Insurance—0.9%
9,535	CNinsure, Inc. (Cayman Islands)	264,501
35,054	MGIC Investment Corp.*	365,613
9,355	Unitrin, Inc.	273,634

		903,748

	Internet Services—3.1%
105,790	Art Technology Group, Inc.*	452,781
9,290	AsiaInfo Holdings, Inc.*	263,929
86,045	Sapient Corp.	880,240
90,369	TIBCO Software, Inc.*	1,030,207
37,550	ValueClick, Inc.*	386,014

		3,013,171

	Machinery—0.8%
11,010	Albany International Corp. (Class A Stock)	280,425
22,260	Briggs & Stratton Corp.	528,452

		808,877

	Manufacturing—0.4%
23,650	Polypore International, Inc.*	418,841

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	37

Small Capitalization Growth Portfolio (continued)	Portfolio of Investments As of April 30, 2010 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Medical Supplies & Equipment—5.9%
77,865	American Medical Systems Holdings, Inc.*(a)	$1,395,341
21,622	Cutera, Inc.*	249,950
47,167	Eclipsys Corp.*	975,414
10,040	Quality Systems, Inc.(a)	642,660
41,370	Thoratec Corp.*(a)	1,844,688
15,277	Vital Images, Inc.*	241,071
9,540	Zoll Medical Corp.*	291,447

		5,640,571

	Metals & Mining—1.2%
21,228	Northwest Pipe Co.*	512,020
38,210	Titanium Metals Corp.*	589,198

		1,101,218

	Oil & Gas Services—1.5%
31,640	Brigham Exploration Co.*	617,297
10,925	CARBO Ceramics, Inc.	800,256

		1,417,553

	Oil, Gas & Consumable Fuels—3.1%
22,380	Carrizo Oil & Gas, Inc.*	491,017
17,000	Lufkin Industries, Inc.	1,447,210
4,801	Unit Corp.*	229,344
8,465	Whiting Petroleum Corp.*(a)	764,643

		2,932,214

	Pharmaceuticals—4.0%
25,051	BioMarin Pharmaceutical, Inc.*	585,442
34,260	BioScrip, Inc.*	306,284
18,105	Catalyst Health Solutions, Inc.*	766,023
10,615	Cubist Pharmaceuticals, Inc.*	237,988
11,028	Herbalife Ltd. (Cayman Islands)	532,101
28,125	Impax Laboratories, Inc.*	509,062
15,031	Onyx Pharmaceuticals, Inc.*	433,945
6,648	Salix Pharmaceuticals Ltd.*	267,250
20,640	Vivus, Inc.*(a)	210,322

		3,848,417

	Printing & Publishing—0.3%
5,832	VistaPrint NV (Netherlands)*(a)	300,815

	Real Estate Investment Trusts—1.0%
23,435	DuPont Fabros Technology, Inc.	519,554
23,946	Redwood Trust, Inc.	399,419

		918,973

See Notes to Financial Statements.

38	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Restaurants—2.7%
39,657	BJ’s Restaurants, Inc.*(a)	$956,923
11,582	Buffalo Wild Wings, Inc.*	478,800
25,155	California Pizza Kitchen, Inc.*	515,678
43,710	Texas Roadhouse, Inc.*	646,034

		2,597,435

	Retail—6.1%
37,494	Cash America International, Inc.	1,389,528
23,724	Chico’s FAS, Inc.	353,250
24,390	Ezcorp, Inc. (Class A Stock)*	505,117
45,484	Genesco, Inc.*	1,514,162
14,885	Group 1 Automotive, Inc.*(a)	462,179
20,545	Jo-Ann Stores, Inc.*	906,445
27,925	Vitamin Shoppe, Inc.*	693,099

		5,823,780

	Retail & Merchandising—3.9%
33,460	99 Cents Only Stores*	519,299
18,535	Aeropostale, Inc.*	538,256
8,896	America’s Car-Mart, Inc.*	225,336
30,260	Finish Line, Inc. (The) (Class A Stock)	487,489
21,495	Hibbett Sports, Inc.*(a)	591,112
23,812	Steven Madden Ltd.*(a)	1,380,144

		3,741,636

	Semiconductors—8.7%
10,640	Cabot Microelectronics Corp.*	408,150
55,180	Cirrus Logic, Inc.*	701,338
16,172	Diodes, Inc.*	347,213
48,292	FormFactor, Inc.*(a)	724,863
24,470	MKS Instruments, Inc.*	554,980
100,542	ON Semiconductor Corp.*	798,303
35,905	Rovi Corp.*(a)	1,399,577
5,765	Rubicon Technology, Inc.*	156,808
39,303	Teradyne, Inc.*(a)	480,676
31,395	Varian Semiconductor Equipment Associates, Inc.*	1,034,151
27,712	Veeco Instruments, Inc.*	1,219,051
21,670	Volterra Semiconductor Corp.*	519,213

		8,344,323

	Software—1.6%
35,329	Informatica Corp.*	883,578
29,444	MedAssets, Inc.*(a)	672,207

		1,555,785

	Telecommunications—1.6%
33,326	EMS Technologies, Inc.*	529,550
55,180	Harmonic, Inc.*	377,431

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	39

Small Capitalization Growth Portfolio (continued)	Portfolio of Investments As of April 30, 2010 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Telecommunications (continued)
18,765	Plantronics, Inc.(a)	$622,998

		1,529,979

	Transportation—0.9%
19,678	Landstar System, Inc.	870,161

	TOTAL LONG-TERM INVESTMENTS (cost $73,721,484)	95,088,277

	SHORT-TERM INVESTMENT—24.2%

	AFFILIATED MONEY MARKET MUTUAL FUND
23,159,923	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (Note 3) (cost $23,159,923; includes $22,192,737 of cash collateral for securities on loan)(b)(w)	23,159,923

	TOTAL INVESTMENTS—123.4% (cost $96,881,407; Note 5)	118,248,200
	Liabilities in excess of other assets—(23.4)%	(22,418,458)

	NET ASSETS—100%	$95,829,742

The following abbreviation is used in the Portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $21,627,141; cash collateral of $22,192,737 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$95,088,277	$—	$—
Affiliated Money Market Mutual Fund	23,159,923	—	—

Total	$118,248,200	$—	$—

See Notes to Financial Statements.

40	THE TARGET PORTFOLIO TRUST

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2010 were as follows:

Affiliated Money Market Mutual Fund (23.2% represents investments purchased with collateral from securities on loan)	24.2%
Semiconductors	8.7
Healthcare Services	8.0
Commercial Services	6.9
Retail	6.1
Medical Supplies & Equipment	5.9
Electronic Components	4.8
Computer Services & Software	4.8
Pharmaceuticals	4.0
Retail & Merchandising	3.9
Internet Services	3.1
Oil, Gas & Consumable Fuels	3.1
Entertainment & Leisure	2.9
Restaurants	2.7
Chemicals	2.6
Education	2.3
Automotive Parts	1.9
Clothing & Apparel	1.6
Software	1.6
Telecommunications	1.6
Biotechnology	1.6
Oil & Gas Services	1.5
Electronic Components & Equipment	1.4
Diversified Financial Services	1.2
Metals & Mining	1.2
Engineering/Construction	1.1
Distribution/Wholesale	1.0
Home Furnishings	1.0
Apparel	1.0
Real Estate Investment Trusts	1.0
Computer Networking	1.0
Insurance	0.9
Hand/Machine Tools	0.9
Transportation	0.9
Machinery	0.8
Business Services	0.7
Beverages	0.6
Aerospace/Defense	0.6
Environmental Services	0.6
Energy—Alternate Sources	0.5
Financial—Bank & Trust	0.5
Manufacturing	0.4
Hotels & Motels	0.4
Airlines	0.4
Consumer Finance	0.3
Printing & Publishing	0.3
Commercial Banks	0.3

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	41

Small Capitalization Growth Portfolio (continued)	Portfolio of Investments As of April 30, 2010 (Unaudited)

Industry (cont’d.)
Computer Hardware	0.3%
Financial Services	0.3

123.4
Liabilities in excess of other assets	(23.4)

100.0%

See Notes to Financial Statements.

42	THE TARGET PORTFOLIO TRUST

Portfolio of Investments As of April 30, 2010 (Unaudited)	Small Capitalization Value Portfolio

SHARES	DESCRIPTION	VALUE (NOTE 1)
	LONG-TERM INVESTMENTS—93.4%

	COMMON STOCKS—93.4%

	Aerospace/Defense—3.2%
114,700	AAR Corp.*(a)	$2,796,386
46,149	BE Aerospace, Inc.*	1,371,087
73,300	Curtiss-Wright Corp.	2,614,611
3,500	Ducommun, Inc.	80,115
41,200	Elbit Systems Ltd. (Israel)(a)	2,539,980
3,900	Esterline Technologies Corp.*	217,542
323,550	Hexcel Corp.*	5,241,510
700	LMI Aerospace, Inc.*	12,082
87,375	Moog, Inc. (Class A Stock)*	3,247,728
101,408	Teledyne Technologies, Inc.*	4,421,389
22,025	TransDigm Group, Inc.(a)	1,217,322
26,423	Triumph Group, Inc.(a)	2,049,368

		25,809,120

	Airlines—0.4%
4,900	AirTran Holdings, Inc.*(a)	25,872
4,100	Alaska Air Group, Inc.*	169,781
5,500	JetBlue Airways Corp.*(a)	30,745
23,400	Republic Airways Holdings, Inc.*(a)	146,484
188,900	SkyWest, Inc.	2,829,722
2,200	UAL Corp.*	47,476

		3,250,080

	Apparel—0.3%
64,325	Carter’s, Inc.*	2,072,552
4,100	G-III Apparel Group Ltd.*	117,260

		2,189,812

	Auto Related—0.2%
59,764	Cooper Tire & Rubber Co.	1,268,192

	Automotive Parts—0.6%
56,924	ATC Technology Corp.*	1,163,527
42,250	Autoliv, Inc.*(a)	2,313,187
8,000	Spartan Motors, Inc.	49,360
13,300	Standard Motor Products, Inc.	141,778
49,200	Tenneco, Inc.*	1,267,884

		4,935,736

	Banks—2.5%
1,490	1st Source Corp.	28,504
3,270	Ameris Bancorp.(a)	36,395
1,400	BancFirst Corp.	61,796

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	43

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2010 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Banks (continued)
1,900	Bank of the Ozarks, Inc.	$73,093
1,400	Banner Corp.	7,938
70,432	Cardinal Financial Corp.	771,230
8,300	Cathay General Bancorp(a)	102,671
3,200	Chemical Financial Corp.	75,840
6,500	City Holding Co.	227,760
3,800	Columbia Banking System, Inc.	85,424
3,600	Community Bank System, Inc.	88,812
6,300	Community Trust Bancorp, Inc.	189,126
4,700	Dime Community Bancshares	59,925
5,300	East West Bancorp, Inc.	103,827
2,000	Financial Institutions, Inc.	32,160
74,691	First Financial Bancorp(a)	1,427,345
17,800	First Niagara Financial Group, Inc.	247,420
111,403	FirstMerit Corp.(a)	2,617,970
5,300	Guaranty Bancorp*	8,321
23,595	Hancock Holding Co.	964,563
25,739	IBERIABANK Corp.(a)	1,586,552
6,200	Independent Bank Corp.(a)	160,828
2,800	Lakeland Financial Corp.	58,408
15,600	Nara Bancorp, Inc.*	140,400
800	Old Second Bancorp, Inc.	4,576
4,000	Oriental Financial Group, Inc. (Puerto Rico)	66,880
3,500	Peoples Bancorp, Inc.	60,690
36,900	Prosperity Bancshares, Inc.	1,447,218
2,351	Republic Bancorp, Inc. (Class A Stock)	56,777
2,700	Santander BanCorp (Puerto Rico)*	32,292
600	Shore Bancshares, Inc.	8,454
2,200	Sierra Bancorp	27,456
38,942	Signature Bank*	1,572,478
1,900	Simmons First National Corp. (Class A Stock)	53,352
3,975	Southside Bancshares, Inc.	85,770
3,600	Southwest Bancorp, Inc.	52,776
11,050	Sterling Bancshares, Inc.	64,974
2,900	Trico Bancshares	55,216
122,083	Trustmark Corp.	2,988,592
6,983	Umpqua Holdings Corp.	104,326
89,800	United Bankshares, Inc.(a)	2,607,792
2,400	Washington Trust Bancorp, Inc.	43,464
3,400	WesBanco, Inc.	65,552
3,200	West Bancorp, Inc.*	26,016
73,110	Whitney Holding Corp.	1,001,607
4,800	Wilshire Bancorp, Inc.	52,128
1,900	WSFS Financial Corp.(a)	80,009

		19,714,703

See Notes to Financial Statements.

44	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Beverages—0.2%
65,100	Embotelladora Andina SA, ADR (Class B Stock)(Chile)	$1,423,737

	Biotechnology
9,800	Ariad Pharmaceuticals, Inc.*	34,496
2,200	Celera Corp.*	16,434
3,600	Emergent Biosolutions, Inc.*	58,608
62,400	Lexicon Pharmaceuticals, Inc.*	100,464
4,125	Protalix BioTherapeutics, Inc.*(a)	27,926
7,100	Tengion, Inc.*	33,015

		270,943

	Broadcasting
6,400	Entercom Communications Corp. (Class A Stock)*	93,184
16,842	LIN TV Corp. (Class A Stock)*	121,768

		214,952

	Building Materials—0.1%
13,300	Comfort Systems USA, Inc.	187,264
8,800	Gibraltar Industries, Inc.*	132,176
3,220	NCI Building Systems, Inc.*	44,372
900	Trex Co., Inc.*	22,041
2,200	Tutor Perini Corp.*(a)	53,394

		439,247

	Building Products
3,600	Apogee Enterprises, Inc.	49,464
5,300	Quanex Building Products Corp.	100,700
2,900	Universal Forest Products, Inc.(a)	121,945

		272,109

	Business Services—0.5%
2,400	ABM Industries, Inc.	51,576
11,500	Cabela’s, Inc.*(a)	208,840
5,100	DHT Maritime, Inc. (Marshall Islands)	24,072
4,000	Team Health Holdings, Inc.*	62,880
69,400	URS Corp.*	3,563,690

		3,911,058

	Capital Markets—2.1%
185,875	Apollo Investment Corp.	2,260,240
148,705	Ares Capital Corp.	2,358,461
144,739	Federated Investors, Inc. (Class B Stock)(a)	3,491,105
217,275	Mf Global Holdings Ltd.*(a)	2,003,275
223,275	Raymond James Financial, Inc.(a)	6,841,146

		16,954,227

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	45

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2010 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Chemicals—3.6%
3,500	A. Schulman, Inc.	$91,035
8,100	Aceto Corp.	54,027
24,866	Cabot Corp.	809,140
5,689	CF Industries Holdings, Inc.	475,998
18,662	Cytec Industries, Inc.	896,896
9,200	H.B. Fuller Co.	215,740
109,100	Innophos Holdings, Inc.	3,108,259
4,000	Innospec, Inc.*	53,240
50,500	International Flavors & Fragrances, Inc.	2,529,545
36,000	ION Geophysical Corp.*	216,360
52,700	Kraton Performance Polymers, Inc.*	999,192
28,500	Lubrizol Corp. (The)	2,574,690
108,500	Methanex Corp. (Canada)	2,515,030
1,600	Minerals Technologies, Inc.	92,320
1,400	NewMarket Corp.(a)	154,000
35,548	Olin Corp.	746,508
30,233	OM Group, Inc.*	1,141,296
22,200	PolyOne Corp.*	251,082
4,300	Rockwood Holdings, Inc.*	128,742
114,000	RPM International, Inc.	2,517,120
145,950	Sensient Technologies Corp.	4,601,803
10,900	Solutia, Inc.*	191,840
26,000	Spartech Corp.*	370,240
126,600	Valspar Corp. (The)	3,965,112

		28,699,215

	Clothing & Apparel—0.2%
38,977	G&K Services, Inc. (Class A Stock)	1,071,478
11,400	Iconix Brand Group, Inc.*(a)	196,764
6,400	Maidenform Brands, Inc.*	146,048

		1,414,290

	Commercial Banks—1.5%
7,900	1st United Bancorp, Inc.*	70,705
44,677	BancorpSouth, Inc.(a)	989,149
75,475	Bank of Hawaii Corp.(a)	3,991,118
42,700	Cullen / Frost Bankers, Inc.	2,534,672
64,621	First Horizon National Corp.*	914,387
4,000	First Interstate Bancsystem, Inc.	64,520
1,500	Hudson Valley Holding Corp.	37,650
110,724	National Penn Bancshares, Inc.	810,500
3,400	Sterling Bancorp NY	36,414
18,100	Susquehanna Bancshares, Inc.	197,290
21,050	Territorial Bancorp, Inc.	399,529

See Notes to Financial Statements.

46	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Commercial Banks (continued)
36,800	United Financial Bancorp, Inc.	$514,464
46,946	Zions Bancorp(a)	1,348,758

		11,909,156

	Commercial Services—1.4%
74,850	Corrections Corp. of America*	1,550,892
800	Dollar Thrifty Automotive Group, Inc.*	35,192
2,200	Dynamics Research Corp.*	31,460
18,400	DynCorp International, Inc.*	316,480
6,000	Gartner, Inc.*(a)	144,480
900	Kendle International, Inc.*	14,895
26,300	Metalico, Inc.*(a)	173,580
158,300	Pharmaceutical Product Development, Inc.	4,353,250
10,500	SFN Group, Inc.*	89,775
20,100	Stewart Enterprises, Inc. (Class A Stock)	136,278
39,201	TNS, Inc.*	1,017,266
4,200	Valassis Communications, Inc.*	137,298
78,737	Waste Connections, Inc.*(a)	2,817,997

		10,818,843

	Commercial Services & Supplies—1.0%
96,700	Brink’s Co. (The)	2,575,121
145,400	Ennis, Inc.	2,688,446
16,800	PHH Corp.*	381,192
105,685	School Specialty, Inc.*	2,479,370

		8,124,129

	Communication Equipment
5,400	Tekelec*	97,902

	Computer Hardware—0.1%
600	Agilysys, Inc.	6,510
13,600	Aspen Technology, Inc.*	160,072
18,600	CIBER, Inc.*	73,842
4,800	Mercury Computer Systems, Inc.*	61,728
31,300	Quantum Corp.*	90,770
1,980	Radisys Corp.*	19,384
3,800	Sykes Enterprises, Inc.*	86,374

		498,680

	Computer Services & Software—2.2%
184,166	Brocade Communications Systems, Inc.*	1,195,237
1,700	Fortinet, Inc.*	30,226
110,000	Global Payments, Inc.	4,709,100
4,807	JDA Software Group, Inc.*	138,922
1,200	Mantech International Corp. (Class A Stock)*	54,036
67,425	MICROS Systems, Inc.*(a)	2,505,513
2,700	Netscout Systems, Inc.*	39,204

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	47

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2010 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Computer Services & Software (continued)
78,210	Parametric Technology Corp.*	$1,453,924
2,900	Progress Software Corp.*	93,525
3,100	Quest Software, Inc.*	54,343
3,500	Semtech Corp.*(a)	63,525
6,800	Smart Modular Technologies WWH, Inc.*	47,736
209,025	SRA International, Inc. (Class A Stock)*(a)	4,824,297
6,700	SYNNEX Corp.*	183,714
42,425	Synopsys, Inc.*(a)	963,472
18,100	Take-Two Interactive Software, Inc.*(a)	196,747
4,310	Unisys Corp.*	120,766
1,300	Virtusa Corp.*	13,377
62,919	Xyratex Ltd. (Bermuda)*	1,107,375

		17,795,039

	Computers & Peripherals—0.6%
118,357	Diebold, Inc.	3,710,492
62,000	QLogic Corp.*(a)	1,200,940

		4,911,432

	Construction
1,900	Brookfield Homes Corp.*(a)	21,299
2,000	Granite Construction, Inc.(a)	67,220
19,600	Standard Pacific Corp.*(a)	125,636

		214,155

	Construction & Engineering—0.4%
21,000	EMCOR Group, Inc.*(a)	599,760
108,900	KBR, Inc.	2,404,512

		3,004,272

	Consumer Finance—0.5%
460,800	Advance America Cash Advance Centers, Inc.	2,635,776
68,275	First Cash Financial Services, Inc.*	1,506,146

		4,141,922

	Consumer Products & Services—2.1%
9,900	American Greetings Corp. (Class A Stock)	243,144
61,093	Central Garden & Pet Co.*(a)	686,075
70,086	Central Garden & Pet Co. (Class A Stock)*	723,988
1,400	GP Strategies Corp.*	11,298
6,400	Helen of Troy Ltd. (Bermuda)*	172,864
1,293	Jarden Corp.	41,531
17,000	La-Z-Boy, Inc.*	221,680
134,925	Scotts Miracle-Gro Co. (The) (Class A Stock)	6,537,116

See Notes to Financial Statements.

48	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Consumer Products & Services (continued)
69,246	Snap-on, Inc.	$3,336,272
81,300	Toro Co. (The)(a)	4,629,222

		16,603,190

	Consumer Services—0.1%
16,900	Rent-A-Center, Inc.*	436,358

	Containers & Packaging—1.5%
83,000	Bemis Co., Inc.	2,524,030
8,100	Graham Packaging Co. Inc,*	97,443
104,725	Packaging Corp of America	2,589,849
68,923	Silgan Holdings, Inc.	4,158,125
77,100	Sonoco Products Co.	2,554,323

		11,923,770

	Distribution/Wholesale
4,100	Brightpoint, Inc.*	33,169
2,200	United Stationers, Inc.*	134,684

		167,853

	Diversified Consumer Services—0.1%
26,800	Hillenbrand, Inc.	658,744

	Diversified Financial Services
4,800	CompuCredit Holdings Corp.	28,752
2,300	Financial Engines, Inc.*	36,616
1,400	Marlin Business Services Corp.*	16,114
1,400	Oppenheimer Holdings, Inc. (Class A Stock)	40,698

		122,180

	Diversified Financials—0.5%
138,000	Jefferies Group, Inc.(a)	3,756,360
9,600	Penson Worldwide, Inc.*(a)	90,240
180	Virtus Investment Partners, Inc.*	4,361

		3,850,961

	Drugs & Healthcare—0.4%
57,400	Covance, Inc.*(a)	3,279,836

	Electric—0.4%
1,700	Central Vermont Public Service Corp.	37,077
136,263	Great Plains Energy, Inc.	2,633,964
3,000	MGE Energy, Inc.	110,280

		2,781,321

	Electric Utilities—1.1%
5,900	Avista Corp.	127,617
97,500	Cleco Corp.	2,671,500
10,700	El Paso Electric Co.*	227,375

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	49

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2010 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Electric Utilities (continued)
19,981	IDACORP, Inc.	$720,914
40,775	MYR Group, Inc.*	731,096
3,000	UIL Holdings Corp.	87,090
12,800	UniSource Energy Corp.	426,496
149,550	Westar Energy, Inc.(a)	3,542,840

		8,534,928

	Electrical Equipment—1.3%
64,100	Acuity Brands, Inc.	2,897,961
149,313	Belden, Inc.	4,100,135
93,650	GrafTech International Ltd.*(a)	1,578,939
5,100	Regal-Beloit Corp.	322,677
28,450	Smith (A.O.) Corp.	1,468,873

		10,368,585

	Electronic Components—0.9%
172,381	Digital River, Inc.*(a)	4,816,325
4,300	FEI Co.*	96,750
1,600	Houston Wire & Cable Co.	21,040
700	OSI Systems, Inc.*	18,228
1,700	Plexus Corp.*	62,985
107,751	Portland General Electric Co.	2,142,090

		7,157,418

	Electronic Components & Equipment—0.1%
12,800	EnerSys*	331,264
4,700	Fushi Copperweld, Inc. (China)*	51,982
2,700	PowerSecure International, Inc.*	30,402

		413,648

	Electronic Equipment & Instruments—0.3%
158,600	Jabil Circuit, Inc.	2,429,752

	Electronics—1.6%
6,650	Benchmark Electronics, Inc.*	143,906
127,100	Checkpoint Systems, Inc.*	2,871,189
6,800	China Security & Surveillance Technology, Inc. (China)*(a)	40,460
51,871	Coherent, Inc.*	1,948,793
6,100	CTS Corp.	64,050
800	DDI Corp.*	6,848
181,800	FLIR Systems, Inc.*	5,561,262
30,722	Littelfuse, Inc.*	1,297,390
1,400	Spectrum Control, Inc.*	19,460
13,700	TTM Technologies, Inc.*(a)	148,782
30,762	Watts Water Technologies, Inc. (Class A Stock)	1,091,436

		13,193,576

See Notes to Financial Statements.

50	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Energy Equipment—0.8%
151,965	Key Energy Services, Inc.*(a)	$1,650,340
40,425	Oil States International, Inc.*	1,952,932
55,225	Unit Corp.*	2,638,098

		6,241,370

	Energy Equipment & Services—0.7%
3,500	Complete Production Services, Inc.*	52,815
35,600	Lufkin Industries, Inc.	3,030,628
48,600	Tidewater, Inc.(a)	2,605,446

		5,688,889

	Entertainment & Leisure—0.6%
3,600	Isle of Capri Casinos, Inc.*	39,204
111,800	Life Time Fitness, Inc.*(a)	4,109,768
3,600	RC2 Corp.*	66,132
50,079	Scientific Games Corp. (Class A Stock)*(a)	736,662

		4,951,766

	Environmental Services—0.2%
15,811	Clean Harbors, Inc.*	1,002,892
36,867	Tetra Tech, Inc.*	897,711
1,400	Waste Services, Inc.*	15,736

		1,916,339

	Exchange Traded Funds—0.9%
5,904	iShares Russell 2000 Index Fund(a)	422,609
103,575	iShares Russell 2000 Value Index Fund(a)	7,062,779

		7,485,388

	Farming & Agriculture
6,900	Andersons, Inc. (The)	249,366

	Financial—Bank & Trust—0.7%
4,700	Banco Latinoamericano de Exportaciones SA (Panama)	66,552
1,300	Bancorp, Inc. (The)*	11,531
38,191	Boston Private Financial Holdings, Inc.	302,854
29,375	Citizens Republic Bancorp, Inc.*	36,719
49,850	Danvers Bancorp, Inc.	815,047
5,100	First BanCorp (Puerto Rico)(a)	10,812
2,700	First Bancorp	44,037
1,300	First Defiance Financial Corp.	17,550
3,000	First Merchants Corp.	26,220
2,600	Flushing Financial Corp.	35,386
25,700	FNB Corp.	239,524
1,400	Heartland Financial USA, Inc.	26,754
4,500	Lakeland Bancorp, Inc.	47,250
150,712	Northwest Bancshares, Inc.	1,882,393
1,400	Park National Corp.(a)	95,900

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	51

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2010 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Financial—Bank & Trust (continued)
7,102	Prospect Capital Corp.(a)	$82,601
3,200	S&T Bancorp, Inc.	76,960
2,400	Stifel Financial Corp.*(a)	137,592
518,585	Synovus Financial Corp.	1,560,941
2,000	Union First Market Bankshares Corp.	33,560
6,314	United Community Banks, Inc.*(a)	36,874

		5,587,057

	Financial Services—1.6%
700	Alliance Financial Corp.	20,979
125,675	Associated Banc-Corp.	1,826,058
2,000	AZZ, Inc.	81,240
1,900	Berkshire Hills Bancorp, Inc.	39,900
18,700	BGC Partners, Inc. (Class A Stock)	121,924
4,503	BlackRock Kelso Capital Corp.	47,777
8,400	Brookline Bancorp, Inc.	92,316
39,500	CVB Financial Corp.(a)	434,895
23,200	Deluxe Corp.	486,504
10,071	Dollar Financial Corp.*(a)	235,762
6,700	Doral Financial Corp. (Puerto Rico)*	36,113
117,000	Eaton Vance Corp.	4,123,080
5,000	Encore Capital Group, Inc.*	115,050
1,000	Farmers Capital Bank Corp.	8,430
122,250	Fifth Street Finance Corp.(a)	1,558,688
7,500	First Community Bancshares, Inc.	124,875
1,200	First South Bancorp, Inc.	16,728
5,200	Global Cash Access Holdings, Inc.*	45,136
3,300	Hallmark Financial Services, Inc.*	38,643
11,700	Hawaiian Holdings, Inc.*	83,070
13,400	Knight Capital Group, Inc. (Class A Stock)*(a)	208,370
2,300	Koppers Holdings, Inc.(a)	64,791
4,400	National Financial Partners Corp.*	67,716
5,400	NBT Bancorp, Inc.	132,138
12,600	Nelnet, Inc. (Class A Stock)	251,496
2,100	OceanFirst Financial Corp.	27,006
14,100	Ocwen Financial Corp.*	162,855
13,300	Pacer International, Inc.*	88,312
11,000	Pacific Capital Bancorp*(a)	19,140
66,129	PacWest Bancorp(a)	1,587,757
500	Piper Jaffray Cos.*	19,680
315	Porter Bancorp, Inc.	4,457
8,000	Provident Financial Services, Inc.	105,440
7,000	Renasant Corp.	115,710
65,000	South Financial Group, Inc. (The)(a)	50,050

See Notes to Financial Statements.

52	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Financial Services (continued)
1,300	Suffolk Bancorp	$40,365
3,700	SVB Financial Group*(a)	182,151
9,200	Trustco Bank Corp. NY	61,180
1,428	United Community Financial Corp.*	2,856
7,700	World Acceptance Corp.*(a)	271,656

		13,000,294

	Food & Drug Retailing—1.0%
75,425	Casey’s General Stores, Inc.	2,913,668
75,500	Ruddick Corp.	2,668,170
67,000	Weis Markets, Inc.	2,497,760

		8,079,598

	Food Products—1.4%
74,200	Cal-Maine Foods, Inc.(a)	2,476,796
112,417	Corn Products International, Inc.	4,047,012
189,600	Del Monte Foods Co.	2,832,624
28,600	JM Smucker Co. (The)	1,746,602
2,100	Nash Finch Co.	73,542

		11,176,576

	Foods—0.5%
16,000	American Italian Pasta Co. (Class A Stock)*	627,680
6,700	B&G Foods, Inc. (Class A Stock)	69,211
3,000	Chiquita Brands International, Inc.*	45,120
101,947	Dean Foods Co.*	1,600,568
66,531	Dole Food Co., Inc.*(a)	753,131
16,434	Sanderson Farms, Inc.	931,315
12,300	Spartan Stores, Inc.	185,607
1,600	TreeHouse Foods, Inc.*	67,664

		4,280,296

	Furniture
300	Hooker Furniture Corp.	4,728
7,200	Knoll, Inc.	100,656

		105,384

	Gas & Pipeline Utilities—0.8%
165,237	Swift Energy Co.*(a)	5,978,275

	Gas Utilities—2.9%
111,920	AGL Resources, Inc.	4,421,959
84,000	Atmos Energy Corp.	2,484,720
52,600	Energen Corp.	2,570,562
48,100	National Fuel Gas Co.	2,502,162
89,600	Southwest Gas Corp.	2,786,560
93,200	UGI Corp.	2,562,068

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	53

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2010 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Gas Utilities (continued)
159,200	WGL Holdings, Inc.	$5,689,808

		23,017,839

	Healthcare Equipment & Supplies—2.6%
131,300	Cantel Medical Corp.	2,620,748
88,801	Cooper Cos., Inc. (The)(a)	3,453,471
23,000	Hill-Rom Holdings, Inc.	729,330
96,200	Invacare Corp.	2,542,566
77,500	STERIS Corp.(a)	2,579,200
96,129	Teleflex, Inc.	5,894,630
81,200	West Pharmaceutical Services, Inc.	3,398,220

		21,218,165

	Healthcare Providers & Services—0.9%
111,200	AMERIGROUP Corp.*	4,029,888
8,000	Gentiva Health Services, Inc.*(a)	229,440
2,900	Magellan Health Services, Inc.*	122,409
21,500	Odyssey HealthCare, Inc.*	447,845
80,500	Owens & Minor, Inc.(a)	2,531,725
5,800	Res-Care, Inc.*	67,512

		7,428,819

	Healthcare Services—1.7%
56,700	Amedisys, Inc.*(a)	3,264,786
53,579	AmSurg Corp.*	1,110,157
3,000	Continucare Corp.*	10,050
4,300	Healthsouth Corp.*(a)	87,978
10,000	HealthSpring, Inc.*	176,000
130,500	Healthways, Inc.*	2,125,845
108,273	MEDNAX, Inc.*(a)	5,948,518
17,700	Nighthawk Radiology Holdings, Inc.*	65,490
3,500	RehabCare Group, Inc.*	99,820
8,300	Triple-S Management Corp. (Class B Stock)(Puerto Rico)*	151,060
7,000	WellCare Health Plans, Inc.*	200,410

		13,240,114

	Healthcare—Products
5,300	Cutera, Inc.*	61,268
2,500	Vital Images, Inc.*	39,450

		100,718

	Home Builder—0.2%
69,500	Meritage Homes Corp.*	1,652,710

See Notes to Financial Statements.

54	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Hotels, Restaurants & Leisure—0.9%
102,300	Brinker International, Inc.	$1,894,596
13,500	Dover Downs Gaming & Entertainment, Inc.	53,055
115,853	International Speedway Corp. (Class A Stock)	3,540,468
129,775	Sonic Corp.*(a)	1,519,665

		7,007,784

	Household Durables—0.1%
9,800	ACCO Brands Corp.*	89,474
44,605	Ethan Allen Interiors, Inc.(a)	901,021
3,100	Tempur-Pedic International, Inc.*	104,470

		1,094,965

	Household Products—0.3%
71,700	WD-40 Co.	2,525,991

	Industrial Products—0.7%
41,811	Brady Corp. (Class A Stock)	1,436,626
2,400	CIRCOR International, Inc.	82,704
93,108	Interface, Inc. (Class A Stock)	1,217,853
73,194	Kaydon Corp.	3,047,066
4,300	Myers Industries, Inc.	46,698

		5,830,947

	Insurance—6.7%
305,300	American Equity Investment Life Holding Co.(a)	3,211,756
84,000	American Financial Group, Inc.	2,472,120
2,900	American Physicians Capital, Inc.	96,976
700	American Safety Insurance Holdings Ltd. (Bermuda)*	11,326
16,700	Amerisafe, Inc.*	285,570
4,600	AmTrust Financial Services, Inc.	62,698
1,215	Argo Group International Holdings Ltd. (Bermuda)	40,083
56,300	Aspen Insurance Holdings Ltd. (Bermuda)	1,518,974
134,875	Assured Guaranty Ltd. (Bermuda)	2,906,556
338,575	Conseco, Inc.*	1,997,593
220,425	Delphi Financial Group, Inc. (Class A Stock)(a)	6,061,688
170,767	Employers Holdings, Inc.	2,814,240
20,092	Endurance Specialty Holdings Ltd. (Bermuda)	740,390
800	FPIC Insurance Group, Inc.*	21,776
74,425	Hanover Insurance Group, Inc. (The)(a)	3,352,846
500	Harleysville Group, Inc.	16,010
78,650	HCC Insurance Holdings, Inc.	2,138,494
53,713	Horace Mann Educators Corp.	924,401
88,661	Infinity Property & Casualty Corp.	4,089,932
8,500	Max Capital Group Ltd. (Bermuda)	189,550
4,600	Meadowbrook Insurance Group, Inc.	36,340
10,700	MGIC Investment Corp.*(a)	111,601
1,200	Navigators Group, Inc.*	48,156
1,300	NYMAGIC, Inc.	28,860

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	55

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2010 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Insurance (continued)
48,164	Platinum Underwriters Holdings Ltd. (Bermuda)	$1,792,182
7,000	PMA Capital Corp. (Class A Stock)*	48,090
2,400	Primerica, Inc.*	56,928
33,524	ProAssurance Corp.*	2,043,288
166,800	Protective Life Corp.	4,014,876
27,700	Radian Group, Inc.(a)	393,063
109,184	Reinsurance Group of America, Inc.	5,637,170
43,400	RLI Corp.	2,517,200
8,300	Selective Insurance Group, Inc.	138,693
91,400	State Auto Financial Corp.	1,635,146
4,100	Symetra Financial Corp.*	55,350
27,158	Tower Group, Inc.	626,263
85,100	United Fire & Casualty Co.(a)	1,946,237

		54,082,422

	Internet Services
8,900	EarthLink, Inc.	80,278
1,200	Quinstreet, Inc.*	20,268
3,200	SonicWALL, Inc.*	32,416
1,400	SPS Commerce, Inc.*	18,900
4,000	TIBCO Software, Inc.*	45,600

		197,462

	Investment Companies
27,615	MCG Capital Corp.*	183,088
3,669	TICC Capital Corp.	26,123

		209,211

	IT Services—0.7%
67,060	CACI International, Inc. (Class A Stock)*(a)	3,180,656
71,950	Nice Systems Ltd., ADR (Israel)*	2,288,729

		5,469,385

	Leisure—0.1%
104,607	Callaway Golf Co.(a)	982,260
8,200	Jakks Pacific, Inc.*(a)	125,378

		1,107,638

	Leisure Equipment & Products—0.4%
193,800	Sturm Ruger & Co., Inc.(a)	3,234,522

	Life Science Tools & Services—0.3%
105,850	PerkinElmer, Inc.	2,651,542

See Notes to Financial Statements.

56	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Machinery—4.4%
116,500	Actuant Corp. (Class A Stock)	$2,671,345
151,800	Barnes Group, Inc.	3,157,440
157,600	Bucyrus International, Inc.	9,930,376
600	Cascade Corp.	20,916
78,000	Crane Co.	2,803,320
6,700	Duoyuan Printing, Inc.*	58,022
30,018	Gardner Denver, Inc.	1,509,605
176,000	Harsco Corp.	5,448,960
27,757	IDEX Corp.	932,635
53,524	Kadant, Inc.*	1,071,015
27,975	Lincoln Electric Holdings, Inc.	1,676,822
1,900	Mueller Industries, Inc.	56,335
15,950	Nordson Corp.	1,145,529
700	Tennant Co.	24,143
51,950	Valmont Industries, Inc.	4,326,916
8,500	Wabtec Corp.	404,430

		35,237,809

	Machinery & Equipment—0.2%
5,100	Altra Holdings, Inc.*	77,316
2,700	Chart Industries, Inc.*	62,073
54,666	Terex Corp.*(a)	1,449,742

		1,589,131

	Manufacturing—0.3%
1,700	Ameron International Corp.	117,963
3,000	Ceradyne, Inc.*	66,600
11,100	EnPro Industries, Inc.*(a)	350,538
2,100	Standex International Corp.	50,127
300	Trimas Corp.*	3,051
51,947	Zebra Technologies Corp. (Class A Stock)*	1,509,060

		2,097,339

	Media—0.7%
6,300	AH Belo Corp. (Class A Stock)*	53,550
120,734	Belo Corp. (Class A Stock)(a)	1,046,764
26,431	Courier Corp.	454,349
18,800	LodgeNet Entertainment Corp.*(a)	124,080
5,122	PRIMEDIA, Inc.	17,876
107,825	Regal Entertainment Group (Class A Stock)	1,841,651
7,900	Scholastic Corp.	213,379
41,367	Sinclair Broadcast Group, Inc. (Class A Stock)*(a)	285,018
40,000	Wiley, (John) & Sons, Inc. (Class A Stock)	1,690,800

		5,727,467

	Medical Supplies & Equipment—0.2%
27,673	Conmed Corp.*	615,448
2,000	Halozyme Therapeutics, Inc.*	17,040

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	57

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2010 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Medical Supplies & Equipment (continued)
12,651	Kensey Nash Corp.*	$286,545
26,707	Patterson Cos., Inc.	854,357
2,500	Seattle Genetics, Inc.*(a)	31,500

		1,804,890

	Metals & Mining—2.1%
25,000	Amcol International Corp.	718,500
1,100	Ampco-Pittsburgh Corp.	28,281
6,000	Cloud Peak Energy, Inc.*	96,000
5,200	Coeur d’Alene Mines Corp.*(a)	93,184
1,700	Columbus McKinnon Corp.*	30,651
37,000	Compass Minerals International, Inc.	2,786,470
3,500	Hecla Mining Co.*	20,895
173,000	IAMGOLD Corp. (Canada)	3,091,510
5,800	Metals USA Holdings Corp.*	104,168
54,000	Royal Gold, Inc.(a)	2,763,720
37,362	RTI International Metals, Inc.*	1,010,642
9,500	Stillwater Mining Co.*	160,550
78,525	Thompson Creek Metals Co., Inc. (Canada)*	1,006,690
128,000	Timken Co.	4,503,040
4,200	USEC, Inc.*(a)	25,200
13,500	Worthington Industries, Inc.	215,595
20,500	XOMA Ltd. (Bermuda)*	13,555

		16,668,651

	Miscellaneous Manufacturers—0.2%
27,902	AptarGroup, Inc.	1,200,902
400	Portec Rail Products, Inc.	4,728

		1,205,630

	Multi-Utilities—0.6%
60,800	OGE Energy Corp.(a)	2,515,904
99,500	Vectren Corp.(a)	2,488,495

		5,004,399

	Oil & Gas—0.4%
5,700	Brigham Exploration Co.*	111,207
88,460	Goodrich Petroleum Corp.*(a)	1,497,628
91,975	Resolute Energy Corp.*	1,230,625

		2,839,460

	Oil & Gas Exploration/Production—0.6%
131,800	Cabot Oil & Gas Corp.	4,761,934

See Notes to Financial Statements.

58	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Oil & Gas Services
4,300	ATP Oil & Gas Corp.*(a)	$78,518
2,500	Bolt Technology Corp.*	27,675
6,300	Global Geophysical Services, Inc.*	73,710
13,900	Global Industries Ltd.*	93,130
2,500	T-3 Energy Services, Inc.*	74,375

		347,408

	Oil, Gas & Consumable Fuels—4.7%
145,741	Berry Petroleum Co. (Class A Stock)(a)	4,717,636
29,500	Cal Dive International, Inc.*	193,520
44,400	Cimarex Energy Co.	3,022,752
37,460	Concho Resources, Inc.*	2,128,477
33,900	Core Laboratories NV (Netherlands)(a)	5,081,271
21,900	EXCO Resources, Inc.	406,245
75,130	Frontier Oil Corp.(a)	1,141,976
74,000	Frontline Ltd. (Bermuda)(a)	2,701,000
29,800	Gulfport Energy Corp.*	372,500
98,400	Holly Corp.(a)	2,656,800
2,663	Kayne Anderson Energy Development Co.	43,061
10,650	New Jersey Resources Corp.(a)	401,824
68,000	ONEOK, Inc.	3,341,520
6,900	Rosetta Resources, Inc.*	171,810
3,300	RPC, Inc.	45,045
98,525	South Jersey Industries, Inc.(a)	4,444,463
98,100	Southern Union Co.	2,563,353
6,300	Stone Energy Corp.*	102,690
8,100	TETRA Technologies, Inc.*	99,549
103,000	Tsakos Energy Navigation Ltd. (Bermuda)	1,507,920
10,600	VAALCO Energy, Inc.	59,466
6,300	Western Refining, Inc.*(a)	33,768
96,000	World Fuel Services Corp.(a)	2,729,280

		37,965,926

	Paper & Forest Products—0.4%
15,200	Boise, Inc.*	104,728
21,700	Buckeye Technologies, Inc.*	306,404
6,300	Cellu Tissue Holdings, Inc.*	65,646
1,800	Domtar Corp. (Canada)*	127,512
81,300	Louisiana-Pacific Corp.*(a)	956,088
11,161	Neenah Paper, Inc.	195,317
8,800	Rock-Tenn Co. (Class A Stock)	454,080
21,025	Schweitzer-Mauduit International, Inc.	1,196,743

		3,406,518

	Personell Services
2,300	Kforce, Inc.*	31,947

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	59

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2010 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Pharmaceuticals—0.1%
1,900	Cadence Pharmaceuticals, Inc.*	$18,620
1,800	Cypress Bioscience, Inc.*	9,072
2,400	Nutraceutical International Corp.*	37,128
6,600	Par Pharmaceutical Cos., Inc.*	179,124
1,000	Pharmasset, Inc.*	32,400
39,050	Prestige Brands Holdings, Inc.*	380,347
1,200	United Therapeutics Corp.*	68,268
1,100	XenoPort, Inc.*	11,440

		736,399

	Printing & Publishing
26,100	Journal Communications, Inc. (Class A Stock)*	147,987

	Professional Services—0.6%
101,770	Towers Watson & Co. (Class A Stock)	4,884,960

	Real Estate—0.2%
46,650	Government Properties Income Trust	1,264,682

	Real Estate Investment Trusts—4.8%
2,500	American Campus Communities, Inc.	70,425
15,300	Anworth Mortgage Asset Corp.(a)	102,663
10,600	Ashford Hospitality Trust, Inc.*(a)	98,580
9,300	Associated Estates Realty Corp.	130,479
16,100	BioMed Realty Trust, Inc.(a)	298,011
10,800	CapLease, Inc.	62,964
89,036	CBL & Associates Properties, Inc.(a)	1,299,926
621,600	Chimera Investment Corp.	2,529,912
9,400	Colonial Properties Trust	148,238
29,900	DCT Industrial Trust, Inc.	157,274
13,500	Developers Diversified Realty Corp.(a)	165,915
198,089	DiamondRock Hospitality Co.*	2,176,998
3,000	EastGroup Properties, Inc.	122,640
120,140	Education Realty Trust, Inc.	849,390
5,000	Entertainment Properties Trust(a)	218,600
3,500	Equity LifeStyle Properties, Inc.	194,285
155,865	Equity One, Inc.(a)	3,025,340
5,100	Extra Space Storage, Inc.	76,602
50,400	First Industrial Realty Trust, Inc.*(a)	402,192
122,700	First Potomac Realty Trust(a)	1,990,194
170,500	Franklin Street Properties Corp.(a)	2,513,170
23,900	Glimcher Realty Trust	162,759
104,200	Healthcare Realty Trust, Inc.	2,515,388
4,500	Hersha Hospitality Trust	25,965
1,400	Home Properties, Inc.	69,566

See Notes to Financial Statements.

60	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Real Estate Investment Trusts (continued)
117,000	HRPT Properties Trust(a)	$917,280
7,800	Inland Real Estate Corp.	73,476
4,500	Invesco Mortgage Capital, Inc.	92,925
21,020	iStar Financial, Inc.*(a)	141,044
78,150	LaSalle Hotel Properties	2,059,253
48,978	Lexington Realty Trust(a)	346,764
5,400	LTC Properties, Inc.	150,660
270,300	Medical Properties Trust, Inc.(a)	2,716,515
169,373	MFA Financial, Inc.	1,204,242
26,251	Mid-America Apartment Communities, Inc.(a)	1,450,893
17,400	National Retail Properties, Inc.(a)	409,422
71,300	Nationwide Health Properties, Inc.(a)	2,496,926
27,127	NorthStar Realty Finance Corp.(a)	128,039
11,100	Omega Healthcare Investors, Inc.	222,222
13,900	Parkway Properties, Inc.	273,830
21,900	Pennsylvania Real Estate Investment Trust(a)	345,801
44,900	PS Business Parks, Inc.(a)	2,694,000
10,600	Resource Capital Corp.	75,366
2,400	Saul Centers, Inc.	94,872
19,300	Senior Housing Properties Trust	433,864
69,600	Sovran Self Storage, Inc.	2,567,544
10,300	Strategic Hotels & Resorts, Inc.*	66,126
5,000	Sun Communities, Inc.(a)	144,600
11,399	Sunstone Hotel Investors, Inc.*	145,109

		38,658,249

	Registered Investment Companies
32,700	American Capital Ltd.*	200,778
4,200	Gladstone Capital Corp.	56,364

		257,142

	Restaurants—0.2%
36,759	California Pizza Kitchen, Inc.*	753,560
22,100	Domino’s Pizza, Inc.*(a)	340,561
18,900	Ruby Tuesday, Inc.*	211,491

		1,305,612

	Retail—1.2%
11,800	Asbury Automotive Group, Inc.*(a)	183,490
92,857	Cash America International, Inc.	3,441,281
5,500	CEC Entertainment, Inc.*	214,775
3,100	Genesco, Inc.*	103,199
5,300	Insight Enterprises, Inc.*	79,659
4,100	Jo-Ann Stores, Inc.*	180,892
30,959	Men’s Wearhouse, Inc. (The)(a)	731,561
63,534	Pantry, Inc. (The)*	1,005,108
35,005	PetSmart, Inc.	1,157,615
103,110	Regis Corp.(a)	1,971,463

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	61

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2010 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Retail (continued)
22,000	Sonic Automotive, Inc. (Class A Stock)*(a)	$234,960
1,600	Sport Supply Group, Inc.	21,456

		9,325,459

	Retail & Merchandising—0.5%
37,609	Bebe Stores, Inc.	309,898
30,429	BJ’s Wholesale Club, Inc.*	1,164,822
6,500	Collective Brands, Inc.*(a)	152,425
1,200	Deckers Outdoor Corp.*	168,696
15,400	Dillard’s, Inc. (Class A Stock)(a)	432,432
20,300	Finish Line, Inc. (The) (Class A Stock)	327,033
37,461	hhgregg, Inc.*(a)	1,072,508
8,600	Interline Brands, Inc.*	178,966
4,200	Jos. A. Bank Clothiers, Inc.*	255,612
2,200	Rush Enterprises, Inc. (Class A Stock)*	35,684
4,992	Ruth’s Hospitality Group, Inc.*	27,107
19,189	Saks, Inc.*(a)	187,093

		4,312,276

	Retail Apparel—0.1%
8,800	Dress Barn, Inc.*	243,584
3,000	Warnaco Group, Inc. (The)*	143,520

		387,104

	Road & Rail
3,500	Arkansas Best Corp.	106,610

	Semiconductors—1.8%
3,400	Alpha & Omega Semiconductor (Bermuda)*	60,894
10,700	Amkor Technology, Inc.*(a)	80,678
4,500	DSP Group, Inc.*	36,765
70,243	Emulex Corp.*	825,355
18,958	Entegris, Inc.*	117,350
59,534	Itron, Inc.*	4,739,502
18,000	Lattice Semiconductor Corp.*	94,860
2,300	MaxLinear, Inc. (Class A Stock)*	38,870
4,900	MKS Instruments, Inc.*	111,132
6,000	Photronics, Inc.*	32,700
15,600	PMC-Sierra, Inc.*	138,060
43,120	Richardson Electronics Ltd.	495,449
3,200	Sigma Designs, Inc.*(a)	37,952
32,450	Silicon Laboratories, Inc.*(a)	1,568,958
149,025	Skyworks Solutions, Inc.*	2,509,581
268,900	TriQuint Semiconductor, Inc.*	2,027,506
2,800	Veeco Instruments, Inc.*	123,172

See Notes to Financial Statements.

62	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Semiconductors (continued)
168,721	Zoran Corp.*	$1,641,655

		14,680,439

	Semiconductors & Semiconductor Equipment
34,200	Himax Technologies, Inc., ADR (Cayman Islands)	107,046

	Software—0.6%
3,500	CSG Systems International, Inc.*	79,520
4,000	Dynavox, Inc.*	56,800
3,100	Global Defense Technology & Systems, Inc.*	43,803
168,656	Lawson Software, Inc.*	1,308,770
86,590	Novell, Inc.*	485,770
1,300	SS&C Technologies Holdings, Inc.*	21,814
56,550	Sybase, Inc.*(a)	2,453,139
37,875	Tyler Technologies, Inc.*	645,390

		5,095,006

	Specialty Retail—1.8%
337,750	Aaron’s, Inc.(a)	7,623,017
19,567	Abercrombie & Fitch Co. (Class A Stock)	855,665
5,275	Brown Shoe Co., Inc.	99,170
69,800	Buckle, Inc. (The)(a)	2,525,364
68,250	Gymboree Corp.*(a)	3,353,123

		14,456,339

	Telecommunications—1.3%
200	Adaptec, Inc.*	618
330,116	Arris Group, Inc.*	4,057,126
2,600	Aviat Networks, Inc*	16,900
2,600	Black Box Corp.	81,094
700	Calix Networks, Inc.*	8,400
21,600	Consolidated Communications Holdings, Inc.	400,680
1,600	CPI International , Inc.*	21,488
7,300	MasTec, Inc.*	91,323
4,800	Meru Networks, Inc.*(a)	83,376
3,000	Oplink Communications, Inc.*	45,330
3,500	Plantronics, Inc.(a)	116,200
900	Polycom, Inc.*	29,295
10,100	Premiere Global Services, Inc.*	94,637
6,400	RF Micro Devices, Inc.*(a)	35,968
75,900	SBA Communications Corp. (Class A Stock)*(a)	2,684,583
3,700	Symmetricon, Inc.*	24,531
136,075	Syniverse Holdings, Inc.*(a)	2,732,386

		10,523,935

	Textiles & Apparel—0.1%
11,100	Oxford Industries, Inc.	239,649
18,750	Perry Ellis International, Inc.*	452,438

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	63

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2010 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Textiles & Apparel (continued)
2,900	Skechers USA, Inc. (Class A Stock)*	$111,215

		803,302

	Textiles, Apparel & Luxury Goods—2.7%
94,700	Hanesbrands, Inc.*	2,696,109
189,100	Phillips-Van Heusen Corp.	11,915,191
51,100	UniFirst Corp.	2,497,257
152,525	Wolverine World Wide, Inc.	4,668,790

		21,777,347

	Thrifts & Mortgage Finance—0.8%
238,000	Astoria Financial Corp.	3,841,320
108,075	Washington Federal, Inc.	2,223,103

		6,064,423

	Tobacco—0.3%
49,000	Universal Corp.	2,537,220

	Trading Companies & Distributors—1.3%
109,950	Applied Industrial Technologies, Inc.	3,384,261
47,300	Watsco, Inc.	2,801,106
98,945	WESCO International, Inc.*(a)	4,019,146

		10,204,513

	Transportation—0.2%
10,900	Aircastle Ltd. (Bermuda)	130,909
7,300	Atlas Air Worldwide Holdings, Inc.*	403,471
8,600	GulfMark Offshore, Inc. (Class A Stock)*	296,442
5,300	Heartland Express, Inc.	87,662
17,100	Horizon Lines, Inc. (Class A Stock)	93,537
5,300	Incyte Corp. Ltd.*	71,126
2,100	International Shipholding Corp.	63,714
1,000	Knight Transportation, Inc.	21,290
4,200	Knightsbridge Tankers Ltd. (Bermuda)	79,548
3,500	Marten Transport Ltd.*	76,475
1,700	Nordic American Tanker Shipping (Bermuda)(a)	53,108
100	RailAmerica, Inc.*	1,289

		1,378,571

	Utilities
1,400	Chesapeake Utilities Corp.	42,168

	Water Utilities—0.3%
1,700	American States Water Co.	63,444
118,500	American Water Works Co., Inc.	2,580,930

See Notes to Financial Statements.

64	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Water Utilities (continued)
2,200	California Water Service Group	$85,206

		2,729,580

	TOTAL COMMON STOCKS (cost $584,337,423)	749,490,781

PRINCIPAL AMOUNT (000)#

	U.S. TREASURY OBLIGATION
	U.S. Treasury Notes(k) (cost $191,045)
$190	1.25%, 11/30/10	191,032

	TOTAL LONG-TERM INVESTMENTS (cost $584,528,468)	749,681,813

SHARES	SHORT-TERM INVESTMENT—26.0%

	AFFILIATED MONEY MARKET MUTUAL FUND
208,648,796	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (Note 3) (cost $208,648,796; includes $155,635,130 of cash collateral for securities on loan)(b)(w)	208,648,796

	TOTAL INVESTMENTS—119.4% (cost $793,177,264; Note 5)	958,330,609
	Liabilities in excess of other assets(x)—(19.4)%	(155,666,523)

	NET ASSETS—100%	$802,664,086

The following abbreviation is used in the Portfolio descriptions:

ADR American Depositary Receipt

*	Non-income producing security.

#   Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $148,763,250; cash collateral of $155,635,130 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Liabilities in excess of other assets include unrealized appreciation on futures contracts as follows:

Futures contracts open at April 30, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2010	Unrealized Appreciation
Long Position:
44	Russell 2000 Mini	Jun 10	$3,088,480	$3,148,200	$59,720

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	65

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2010 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$749,490,781	$—	$—
U.S. Treasury Obligation	—	191,032	—
Affiliated Money Market Mutual Fund	208,648,796	—	—
Other Financial Instruments*
Futures	59,720	—	—

Total	$958,199,297	$191,032	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2010 were as follows:

Affiliated Money Market Mutual Fund (19.4% represents investments purchased with collateral from securities on loan)	26.0%
Insurance	6.7
Real Estate Investment Trusts	4.8
Oil, Gas & Consumable Fuels	4.7
Machinery	4.4
Chemicals	3.6
Aerospace/Defense	3.2
Gas Utilities	2.9
Textiles, Apparel & Luxury Goods	2.7
Healthcare Equipment & Supplies	2.6
Banks	2.5
Computer Services & Software	2.2
Capital Markets	2.1
Metals & Mining	2.1
Consumer Products & Services	2.1
Semiconductors	1.8
Specialty Retail	1.8
Healthcare Services	1.7
Electronics	1.6
Financial Services	1.6
Containers & Packaging	1.5
Commercial Banks	1.5
Food Products	1.4

See Notes to Financial Statements.

66	THE TARGET PORTFOLIO TRUST

Industry (cont’d.)
Commercial Services	1.4%
Telecommunications	1.3
Electrical Equipment	1.3
Retail	1.2
Electric Utilities	1.1
Commercial Services & Supplies	1.0
Food & Drug Retailing	1.0
Exchange Traded Funds	0.9
Healthcare Providers & Services	0.9
Electronic Components	0.9
Hotels, Restaurants & Leisure	0.9
Energy Equipment	0.8
Trading Companies & Distributors	0.8
Thrifts & Mortgage Finance	0.8
Gas & Pipeline Utilities	0.8
Industrial Products	0.7
Media	0.7
Energy Equipment & Services	0.7
Financial—Bank & Trust	0.7
IT Services	0.7
Software	0.6
Multi-Utilities	0.6
Entertainment & Leisure	0.6
Automotive Parts	0.6
Computers & Peripherals	0.6
Professional Services	0.6
Oil & Gas Exploration/Production	0.6
Retail & Merchandising	0.5
Foods	0.5
Distribution/Wholesale	0.5
Consumer Finance	0.5
Business Services	0.5
Diversified Financials	0.5
Paper & Forest Products	0.4
Drugs & Healthcare	0.4
Airlines	0.4
Leisure Equipment & Products	0.4
Construction & Engineering	0.4
Oil & Gas	0.4
Electric	0.4
Water Utilities	0.3
Life Science Tools & Services	0.3
Tobacco	0.3
Household Products	0.3
Electronic Equipment & Instruments	0.3
Apparel	0.3
Manufacturing	0.3
Environmental Services	0.2
Medical Supplies & Equipment	0.2
Home Builders	0.2

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	67

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2010 (Unaudited)

Industry (cont’d.)
Machinery & Equipment	0.2%
Beverages	0.2
Clothing & Apparel	0.2
Transportation	0.2
Restaurants	0.2
Auto Related	0.2
Real Estate	0.2
Miscellaneous Manufacturers	0.2
Leisure	0.1
Household Durables	0.1
Textiles & Apparel	0.1
Pharmaceuticals	0.1
Diversified Consumer Services	0.1
Computer Hardware	0.1
Building Materials	0.1
Consumer Services	0.1
Electronic Components & Equipment	0.1
Retail Apparel	0.1

119.4
Liabilities in excess of other assets	(19.4)

100.0%

See Notes to Financial Statements.

68	THE TARGET PORTFOLIO TRUST

Portfolio of Investments As of April 30, 2010 (Unaudited)	International Equity Portfolio

SHARES	DESCRIPTION	VALUE (NOTE 1)
	LONG-TERM INVESTMENTS—97.3%

	COMMON STOCKS—97.3%

	Australia—4.3%
74,300	AWB Ltd.*	$70,248
44,645	BHP Billiton Ltd.	1,632,054
123,600	BlueScope Steel Ltd.*	296,564
157,200	Challenger Financial Services Group Ltd.	596,550
107,200	Downer Edi Ltd.	685,367
484,900	Emeco Holdings Ltd.	305,423
260,700	Goodman Fielder Ltd.	349,936
259,300	Metcash Ltd.	974,471
165,900	OneSteel Ltd.	533,570
154,900	Pacific Brands Ltd.*	169,165
105,400	Tabcorp Holdings Ltd.	665,701
505,700	Telstra Corp. Ltd.	1,481,646

		7,760,695

	Belgium—1.4%
66,300	AGFA-Gevaert NV*	491,788
14,200	Delhaize Group SA	1,174,290
10,300	Dexia SA*	55,658
7,500	Solvay SA	716,216

		2,437,952

	Brazil—2.3%
164,310	BM&F Bovespa SA	1,082,324
27,190	Embraer-Empresa Brasileira de Aeronautica SA, ADR	654,735
44,900	Natura Cosmeticos SA	953,148
33,785	Petroleo Brasileiro SA, ADR	1,433,498

		4,123,705

	Canada—2.4%
28,880	Canadian National Railway Co.	1,728,308
19,270	Canadian Natural Resources Ltd.	1,484,044
10,010	Potash Corp. of Saskatchewan, Inc.	1,106,105

		4,318,457

	Cayman Islands—0.4%
613,600	Chaoda Modern Agriculture Holdings Ltd.	701,534

	China—2.6%
684,428	China Merchants Bank Co. Ltd. (Class H Stock)	1,677,850
2,683,700	Industrial & Commercial Bank of China Ltd. (Class H Stock)	1,956,008
212,000	Sinopharm Group Co. (Class H Stock)	955,504

		4,589,362

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	69

International Equity Portfolio (continued)	Portfolio of Investments As of April 30, 2010 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Denmark—2.2%
14,600	Danske Bank A/S*	$381,173
25,400	H. Lundbeck A/S	418,532
25,083	Novo Nordisk A/S (Class B Stock)	2,063,776
18,470	Vestas Wind Systems A/S*	1,126,995

		3,990,476

	Finland—0.6%
51,400	Nokia Oyj*	628,393
25,900	Tieto Oyj	536,119

		1,164,512

	France—9.4%
11,283	Air Liquide SA	1,316,276
320	Arkema SA	13,349
52,984	AXA SA	1,052,921
27,853	BNP Paribas	1,913,118
8,100	Casino Guichard Perrachon SA	715,014
4,700	Ciments Francais SA	474,749
32,000	Credit Agricole SA	457,442
33,000	France Telecom SA	722,426
17,872	Lafarge SA	1,295,761
8,100	Lagardere SCA	326,697
17,217	LVMH Moet Hennessy Louis Vuitton SA	1,981,354
11,300	Rallye SA	415,712
38,400	Safran SA	975,662
22,700	Sanofi-Aventis SA*	1,548,563
16,500	SCOR SE	389,215
6,600	Seb SA	501,969
4,700	Societe Generale	250,977
8,600	Thales SA	320,275
12,800	Total SA	696,414
52,200	Vivendi	1,369,335

		16,737,229

	Germany—8.3%
11,900	Allianz SE	1,364,277
5,400	Aurubis AG	272,908
19,300	BASF SE	1,122,077
28,200	Deutsche Bank AG	1,968,298
38,600	E.ON AG	1,423,484
24,500	Fresenius Medical Care AG & Co. KGaA	1,326,525
8,000	Hannover Rueckversicherung AG	375,477
7,400	Heidelberger Druckmaschinen AG*	62,364
13,400	MTU Aero Engines Holding AG	736,715

See Notes to Financial Statements.

70	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Germany (continued)
5,500	Muenchener Rueckversicherungs-Gesellschaft AG	$775,136
10,500	Rheinmetall AG	729,501
8,800	RWE AG	723,872
40,689	SAP AG	1,963,169
18,600	ThyssenKrupp AG	604,820
24,300	Tognum AG	502,779
8,486	Volkswagen AG	819,859

		14,771,261

	Guernsey—0.5%
30,040	Amdocs Ltd.*	959,478

	Hong Kong—2.2%
1,041,697	CNOOC Ltd.	1,832,316
89,304	Hong Kong Exchanges and Clearing Ltd.	1,459,378
22,000	Industrial & Commercial Bank of China Asia Ltd.	54,730
111,500	Kingboard Chemical Holdings Ltd.	597,770

		3,944,194

	Ireland—0.6%
37,500	Allied Irish Banks PLC*	71,132
17,200	Covidien PLC	825,428
31,300	Irish Life & Permanent Group Holdings PLC*	126,329

		1,022,889

	Israel—1.3%
40,918	Teva Pharmaceutical Industries Ltd., ADR	2,403,114

	Italy—2.1%
134,600	Enel SpA	705,159
54,700	ENI SpA	1,222,509
34,000	Finmeccanica SpA	435,595
10,000	Fondiaria-Sai SpA	138,522
215,813	Intesa Sanpaolo SpA*	711,303
357,500	Telecom Italia SpA*	499,821

		3,712,909

	Japan—15.9%
4,800	Aeon Credit Service Co. Ltd.	52,348
18,800	Alpine Electronics, Inc.*	265,364
23,800	Aoyama Trading Co. Ltd.	411,801
29,000	Astellas Pharma, Inc.	1,015,433
19,700	Canon, Inc.	901,143
18,200	Circle K Sunkus Co. Ltd.	257,213
54,200	COMSYS Holdings Corp.	507,966
114,000	Cosmo Oil Co. Ltd.	307,304
508	Dai-ichi Life Insurance Co. Ltd. (The)	867,983
8,875	Fanuc Ltd.	1,048,012

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	71

International Equity Portfolio (continued)	Portfolio of Investments As of April 30, 2010 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Japan (continued)
289,000	Fuji Fire & Marine Insurance Co. Ltd. (The)*	$450,466
72,000	Fukuoka Financial Group, Inc.	312,392
14,300	Fuyo General Lease Co. Ltd.	413,402
24,200	Hitachi Capital Corp.	365,394
18,400	Itochu Techno-Solutions Corp.	694,987
104,860	JX Holdings, Inc.*	584,943
140	KDDI Corp.	675,013
25,200	Keihin Corp.	477,637
78,447	Komatsu Ltd.	1,581,282
14,900	Konami Corp.	289,075
93,800	Kurabo Industries Ltd.	168,792
13,300	Kyoei Steel Ltd.	246,779
28,300	Kyowa Exeo Corp.	233,374
164,800	Marubeni Corp.	972,377
11,300	Mitsubishi Corp.	267,673
29,000	Mitsubishi Tanabe Pharma Corp.	383,696
301,600	Mitsubishi UFJ Financial Group, Inc.	1,571,648
17,000	Mitsui & Co. Ltd.	255,495
315,500	Mizuho Financial Group, Inc.	607,504
102,000	Nichirei Corp.	404,338
45,000	Nippon Electric Glass Co. Ltd.	686,221
78,000	Nippon Express Co. Ltd.	367,483
34,000	Nippon Shokubai Co. Ltd.	307,341
18,000	Nippon Telegraph & Telephone Corp.	732,664
167,000	Nishi-Nippon City Bank Ltd. (The)	480,605
67,000	Nissan Shatai Co. Ltd.	502,301
500	NTT DoCoMo, Inc.	777,896
9,900	Sankyo Co. Ltd.	456,980
95,000	Sankyu, Inc.	432,162
115,000	Sanwa Holdings Corp.	428,430
30,000	Seino Holding Co. Ltd.	216,326
18,000	Shimachu Co. Ltd.	374,291
51,900	Sohgo Security Services Co. Ltd.	578,810
100,000	Sumitomo Corp.	1,204,191
26,300	Sumitomo Mitsui Financial Group, Inc.	869,790
27,600	Takeda Pharmaceutical Co. Ltd.	1,185,015
31,900	Toppan Forms Co. Ltd.	351,005
36,400	Toyota Motor Corp.	1,406,422
9,500	Tsuruha Holdings, Inc.	342,104

		28,290,871

	Liechtenstein—0.2%
3,300	Verwaltungs-und Privat-Bank AG	374,149

See Notes to Financial Statements.

72	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Mexico—1.5%
23,820	America Movil SAB de CV (Class L Stock), ADR	$1,226,254
617,280	Wal-Mart de Mexico SAB de CV (Class V Stock)	1,443,900

		2,670,154

	Netherlands—3.3%
36,600	Aegon NV*	255,981
10,580	CSM NV	341,893
143,100	ING Groep NV, CVA*	1,263,048
35,500	Koninklijke Ahold NV	486,780
13,100	Koninklijke DSM NV	585,136
59,900	Koninklijke KPN NV	898,679
9,200	Nutreco Holdings NV	575,615
19,637	Schlumberger Ltd.	1,402,475

		5,809,607

	New Zealand—0.3%
515,100	Air New Zealand Ltd.	507,422

	Norway—0.5%
39,400	DnB NOR ASA	466,303
17,900	Statoil ASA	432,817

		899,120

	Singapore—0.8%
305,160	M1 Ltd.	473,367
227,000	Noble Group Ltd.	492,338
9,000	Oversea-Chinese Banking Corp. Ltd.	57,158
59,000	Venture Corp. Ltd.	422,074

		1,444,937

	South Korea—0.6%
9,639	Hyundai Motor Co.	1,175,543

	Spain—3.1%
53,400	Banco Bilbao Vizcaya Argentaria SA	702,327
45,700	Banco Espanol de Credito SA	468,266
119,400	Banco Santander SA	1,518,214
40,600	Repsol YPF SA	953,279
80,800	Telefonica SA	1,828,928

		5,471,014

	Sweden—1.7%
36,500	Boliden AB	502,185
25,787	Hennes & Mauritz AB (Class B Stock)	1,645,434
39,100	Svenska Cellulosa AB (Class B Stock)	509,470
14,000	Svenska Handelsbanken AB	392,580

		3,049,669

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	73

International Equity Portfolio (continued)	Portfolio of Investments As of April 30, 2010 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Switzerland—7.2%
8,700	Baloise Holding AG	$685,051
28,358	Clariant AG*	391,261
19,900	Credit Suisse Group AG	913,366
1,300	Georg Fischer AG*	459,706
18,597	Julius Baer Group Ltd.	639,145
37,974	Logitech International SA*	619,939
32,600	Nestle SA	1,595,148
59,805	Novartis AG	3,049,143
475	Rieter Holding AG*	144,814
9,200	Roche Holding AG	1,452,581
15,000	Swiss Reinsurance Co. Ltd.	650,527
2,500	Swisscom AG	848,407
5,900	Zurich Financial Services AG	1,308,000

		12,757,088

	Taiwan—0.5%
79,300	Taiwan Semiconductor Manufacturing Co. Ltd.	839,787

	Turkey—0.2%
57,900	Turkcell Iletisim Hizmet A/S	375,276

	United Kingdom—20.2%
239,800	ARM Holdings PLC	924,916
35,400	AstraZeneca PLC	1,564,215
115,600	Aviva PLC	611,106
199,100	Barclays PLC	1,022,744
230,589	Beazley PLC	399,988
254,000	BP PLC	2,215,372
137,900	Bradford & Bingley PLC*	—
52,413	British American Tobacco PLC	1,648,115
131,611	British Sky Broadcasting Group PLC	1,231,946
453,600	BT Group PLC	872,861
81,670	Cairn Energy PLC*	498,418
45,677	Carnival PLC	1,978,704
63,400	Centrica PLC	284,783
48,200	Dairy Crest Group PLC	263,697
83,300	Davis Service Group PLC	545,384
74,300	Drax Group PLC	410,027
199,200	DS Smith PLC	408,922
72,900	GlaxoSmithKline PLC	1,353,101
158,700	Home Retail Group PLC	665,419
52,600	IMI PLC	571,973
97,500	International Power PLC	493,516
347,055	Kingfisher PLC	1,322,664
399,100	Legal & General Group PLC	518,966

See Notes to Financial Statements.

74	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	United Kingdom (continued)
253,100	Logica PLC	$529,531
90,420	Marston’s PLC	140,123
150,800	Meggitt PLC	717,554
184,500	Northern Foods PLC	154,256
418,700	Old Mutual PLC*	738,955
61,073	Pearson PLC	976,009
32,014	Reckitt Benckiser Group PLC	1,663,067
4,300	Royal Dutch Shell PLC (Class A Stock)	134,926
73,212	Royal Dutch Shell PLC (Class B Stock)	2,207,240
181,700	RSA Insurance Group PLC	336,305
36,428	SABMiller PLC	1,142,025
90,811	Smith & Nephew PLC	941,495
32,000	Spectris PLC	437,881
66,951	Standard Chartered PLC	1,785,891
65,600	Tate & Lyle PLC	456,672
297,132	Tesco PLC	1,970,798
114,300	Thomas Cook Group PLC	433,598
54,900	TT Electronics PLC*	88,449
97,000	Tullett Prebon PLC	518,727
355,200	Vodafone Group PLC	787,074

		35,967,413

	United States—0.7%
23,620	Southern Copper Corp.	722,299
12,600	Thomson Reuters Corp.	453,987

		1,176,286

	TOTAL COMMON STOCKS (cost $169,656,675)	173,446,103

	WARRANT*

	Hong Kong
11,150	Kingboard Chemical Holdings Ltd., expiring 10/31/12 (cost $0)	2,333

	TOTAL LONG-TERM INVESTMENTS (cost $169,656,675)	173,448,436

	SHORT-TERM INVESTMENT—0.7%

	AFFILIATED MONEY MARKET MUTUAL FUND
1,213,976	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (Note 3) (cost $1,213,976)(w)	1,213,976

	TOTAL INVESTMENTS(o)—98.0% (cost $170,870,651; Note 5)	174,662,412
	Other assets in excess of liabilities(x)—2.0%	3,514,243

	NET ASSETS—100%	$178,176,655

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	75

International Equity Portfolio (continued)	Portfolio of Investments As of April 30, 2010 (Unaudited)

The following abbreviations are used in the Portfolio descriptions:

ADR—American	Depositary Receipt
CVA—Certificate	Van Aandelen
AUD—Australian	Dollar
BRL—Brazilian	Real
CHF—Swiss	Franc
DKK—Danish	Krone
EUR—Euro
HKD—Hong	Kong Dollar
JPY—Japanese	Yen
MXN—Mexican	Peso
SGD—Singapore	Dollar
*	Non-income producing security.
(o)	As of April 30, 2010, 202 securities representing $151,756,079 and 85.2% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on forward foreign currency exchange contracts as follows:

Forward foreign currency exchange contracts outstanding at April 30, 2010:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 05/03/10	UBS Securities	AUD	66	$61,004	$61,037	$33
Expiring 05/03/10	UBS Securities	AUD	28	26,175	26,189	14
Brazilian Real,
Expiring 05/04/10	State Street Bank	BRL	3,724	2,145,606	2,140,570	(5,036)
Euro,
Expiring 05/03/10	UBS Securities	EUR	20	26,288	26,428	140
Expiring 05/04/10	UBS Securities	EUR	43	56,946	57,038	92
Japanese Yen,
Expiring 05/06/10	UBS Securities	JPY	3,281	34,930	34,932	2
Expiring 05/10/10	UBS Securities	JPY	4,101	43,661	43,665	4
Hong Kong Dollar
Expiring 05/03/10	UBS Securities	HKD	78	9,990	9,991	1
Expiring 05/04/10	UBS Securities	HKD	59	7,565	7,565	—
Mexican Peso,
Expiring 05/28/10	State Street Bank	MXN	3,775	289,195	305,690	16,495
Swiss Francs,
Expiring 05/04/10	UBS Securities	CHF	5	4,324	4,324	—

				$2,705,684	$2,717,429	$11,746

See Notes to Financial Statements.

76	THE TARGET PORTFOLIO TRUST

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 05/04/10	UBS Securities	AUD	8	$7,564	$7,556	$8
Expiring 05/06/10	UBS Securities	AUD	38	34,930	34,852	78
Expiring 05/10/10	UBS Securities	AUD	47	43,661	43,565	96
Brazilian Real,
Expiring 05/04/10	State Street Bank	BRL	3,724	2,051,565	2,140,571	(89,006)
Danish Krone,
Expiring 05/04/10	UBS Securities	DKK	24	4,324	4,324	—
Euro,
Expiring 05/03/10	UBS Securities	EUR	43	56,954	57,288	(334)
Expiring 05/03/10	UBS Securities	EUR	20	26,175	26,427	(252)
Expiring 05/04/10	UBS Securities	EUR	66	88,248	88,391	(143)
Expiring 07/26/10	State Street Bank	EUR	1,295	1,822,000	1,724,636	97,364
Expiring 07/26/10	State Street Bank	EUR	1,294	1,778,888	1,723,304	55,584
Expiring 07/26/10	State Street Bank	EUR	559	775,322	744,457	30,865
Expiring 07/26/10	State Street Bank	EUR	579	782,362	771,092	11,270
Japanese Yen,
Expiring 05/06/10	UBS Securities	JPY	4,288	45,602	45,651	(49)
Expiring 05/06/10	UBS Securities	JPY	2,262	24,044	24,081	(37)
Mexican Peso,
Expiring 05/28/10	State Street Bank	MXN	32,493	2,466,823	2,631,200	(164,377)
Singapore Dollar,
Expiring 05/03/10	UBS Securities	SGD	84	61,004	61,190	(186)
Swiss Francs,
Expiring 05/03/10	UBS Securities	CHF	28	26,288	26,455	(167)
Expiring 05/03/10	UBS Securities	CHF	11	9,990	10,057	(67)
Expiring 05/04/10	UBS Securities	CHF	23	21,201	21,231	(30)

				$10,126,945	$10,186,328	$(59,383)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$—	$7,760,695	$—
Belgium	—	2,437,952	—
Brazil	4,123,705	—	—
Canada	4,318,457	—	—
Cayman Islands	—	701,534	—
China	—	4,589,362	—
Denmark	—	3,990,476	—
Finland	—	1,164,512	—
France	—	16,737,229	—
Germany	—	14,771,261	—

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	77

International Equity Portfolio (continued)	Portfolio of Investments As of April 30, 2010 (Unaudited)

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Guernsey	$959,478	$—	$—
Hong Kong	—	3,944,194	—
Ireland	825,428	197,461	—
Israel	2,403,114	—	—
Italy	—	3,712,909	—
Japan	1,452,926	26,837,945	—
Liechtenstein	—	374,149	—
Mexico	2,670,154	—	—
Netherlands	1,402,475	4,407,132	—
New Zealand	—	507,422	—
Norway	—	899,120	—
Singapore	—	1,444,937	—
South Korea	—	1,175,543	—
Spain	1,518,214	3,952,800	—
Sweden	—	3,049,669	—
Switzerland	—	12,757,088	—
Taiwan	839,787	—	—
Turkey	—	375,276	—
United Kingdom	—	35,967,413	—
United States	1,176,286	—	—
Warrant—Hong Kong	—	2,333	—
Affiliated Money Market Mutual Fund	1,213,976	—	—
Other Financial Instruments*
Forward foreign currency exchange contracts	—	(47,637)	—

Total	$22,904,000	$151,710,775	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2010 were as follows:

Commercial Banks	11.3%
Pharmaceuticals	9.8
Oil & Gas	8.7
Telecommunications	7.6
Insurance	6.9
Food	5.4
Retail	3.7
Chemicals	3.4
Metals & Mining	2.7
Holding Companies—Diversified	2.6
Media	2.6
Diversified Financial Services	2.5
Machinery & Equipment	2.3
Automobile Manufacturers	2.2
Aerospace/Defense	2.1
Entertainment & Leisure	2.0
Electric	1.9

See Notes to Financial Statements.

78	THE TARGET PORTFOLIO TRUST

Industry (cont’d.)
Electronics	1.6%
Transportation	1.5
Distribution/Wholesale	1.5
Agriculture	1.3
Computers	1.3
Software	1.3
Building Materials	1.2
Household Products/ Wares	1.0
Commercial Services	1.0
Healthcare-Products	1.0
Semiconductors	1.0
Engineering/Construction	0.8
Healthcare—Services	0.8
Beverages	0.7
Affiliated Money Market Mutual Fund	0.7
Miscellaneous Manufacturers	0.6
Auto Parts and Equipment	0.6
Household/Personal Care	0.5
Forest & Paper Products	0.5
Office Equipment	0.5
Home Furnishings	0.5
Airlines	0.3
Textiles	0.1

98.0
Other assets in excess of liabilities	2.0

100.0%

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	79

International Bond Portfolio	Portfolio of Investments As of April 30, 2010 (Unaudited)

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)
		LONG-TERM INVESTMENTS—117.5%

		FOREIGN BONDS—79.5%

		Australia—3.0%
AUD	600	New South Wales Treasury Corp., Local Debs. 5.50%, 03/01/17	$540,379

		Canada—6.4%
CAD	900	Canadian Government, Notes 4.25%, 06/01/18	934,554
CAD	100	Province of Ontario, Bonds 5.85%, 03/08/33	111,750
		Debs.
CAD	100	6.20%, 06/02/31	115,833

			1,162,137

		Denmark—2.3%
DKK	1,100	Denmark Government Bonds 6.00%, 11/15/11	211,798
DKK	300	Realkredit Danmark A/S, Covered 2.00%, 01/01/11	53,767
DKK	935	2.45%(c), 01/01/38	160,015

			425,580

		France—16.4%
		BNP Paribas Home Loan Covered Bonds SA, Covered, MTN
EUR	100	3.00%, 07/23/13	137,063
EUR	100	3.75%, 12/13/11	137,927
		Caisse d’Amortissement de La Dette Sociale, Sr. Unsec’d. Notes, MTN
EUR	100	4.50%, 09/04/13	144,685
EUR	400	Compagnie de Financement Foncier, Covered, MTN 4.00%, 07/21/11	549,574
EUR	200	France Government Bonds 4.25%, 04/25/19	289,878
EUR	1,000	4.75%, 10/25/12	1,451,802
EUR	100	General Electric Societe de Credit Foncier, Covered 3.75%, 07/22/14	139,140

See Notes to Financial Statements.

80	THE TARGET PORTFOLIO TRUST

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)
		FOREIGN BONDS (continued)

		France (continued)
EUR	100	Societe Generale Societe de Credit Fonciere, Covered, MTN 4.00%, 07/07/16	$141,111

			2,991,180

		Germany—23.7%
EUR	100	Bundesobligation, Bonds 4.00%, 10/11/13	145,026
EUR	600	4.25%, 10/12/12	862,509
EUR	100	Bundesrepublik Deutschland, Bonds 3.75%, 07/04/13	143,292
EUR	300	3.75%, 01/04/19	426,549
EUR	100	5.00%, 07/04/11	139,930
EUR	1,100	5.50%, 01/04/31	1,846,168
EUR	230	5.625%, 01/04/28	386,354
EUR	100	Bundesschatzanweisungen, Bonds 2.25%, 12/10/10	134,581
EUR	91	Immeo Residential Finance PLC, Series 2, Class A 0.81%(c), 12/15/16	104,241
EUR	100	Kreditanstalt fur Wiederaufbau, Gov’t. Gtd. Notes 3.875%, 01/21/19	140,038

			4,328,688

		Italy—0.3%
EUR	45	Argo Mortgages, Series 1, Class A 1.145%(c), 10/28/36	58,971

		Japan—10.7%
JPY	1,000	Japan Finance Org. for Municipal Enterprises, Gov’t. Gtd. Notes 1.55%, 02/21/12	10,872
JPY	10,000	Japanese Government Bonds, Series 19 2.30%, 06/20/35	109,741
		Series 20
JPY	20,000	2.50%, 09/20/35	227,790
		Series 82
JPY	40,000	0.90%, 03/20/14	435,177
		Series 85
JPY	30,000	0.70%, 09/20/14	323,559
		Series 285
JPY	50,000	1.70%, 03/20/17	565,700

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	81

International Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2010 (Unaudited)

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)
		FOREIGN BONDS (continued)

		Japan (continued)
		Series 289
JPY	10,000	0.20%, 02/15/12	$106,514
JPY	10,000	1.50%, 12/20/17	111,221
JPY	6,413	JLOC Ltd., Series 36A, Class A1, 144A 0.505%(c), 02/16/16	55,299

			1,945,873

		Netherlands—7.2%
EUR	500	Arena BV, Series 2003-I, Class A2 4.30%(c), 05/19/55	671,662
EUR	100	Netherlands Government Bonds 3.75%, 07/15/14	143,552
EUR	188	5.00%, 07/15/11	263,517
	$175	Rabobank Nederland NV, Jr. Sub. Notes, 144A 11.00%(c), 06/29/49	225,129

			1,303,860

		South Korea—0.8%
EUR	100	Export-Import Bank of Korea, Sr. Unsec’d. Notes, MTN 5.75%, 05/22/13	143,353

		United Kingdom—8.7%
	80	Barclays Bank PLC, Sub. Notes, 144A 10.179%, 06/12/21	104,433
EUR	200	Chester Asset Receivables Dealings No. 11, Series A 6.125%, 12/15/12	268,131
EUR	100	HBOS Euro Finance LP, Ltd. Gtd. Notes 7.627%(c), 12/29/49	111,509
	100	LBG Capital No.1 PLC, Bank Gtd. Notes, 144A 7.875%, 11/01/20	91,500
	100	8.50%(c), 12/29/49	86,000
CAD	100	National Grid PLC, Sr. Unsec’d. Notes, MTN (original cost $89,690; purchased 11/03/06)(f)(g) 4.98%, 06/22/11	100,926

See Notes to Financial Statements.

82	THE TARGET PORTFOLIO TRUST

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)
		FOREIGN BONDS (continued)

		United Kingdom (continued)
EUR	100	Royal Bank of Scotland PLC (The), Gov’t. Liquid Gtd. Notes, MTN 3.75%, 11/14/11	$138,165
GBP	300	United Kingdom Gilt, Bonds 2.25%, 03/07/14	459,325
GBP	100	4.50%, 12/07/42	154,130
GBP	50	4.75%, 12/07/38	79,969

			1,594,088

		TOTAL FOREIGN BONDS (cost $14,314,832)	14,494,109

		UNITED STATES BONDS—38.0%

		Asset-Backed Securities—12.0%
	$2	CIT Group Home Equity Loan Trust, Series 2002-1, Class AV 0.553%(c), 03/25/33	1,592
EUR	650	Citibank Credit Card Issuance Trust, Series 2001-A4, Class A4 5.375%, 04/10/13	889,546
EUR	550	MBNA Credit Card Master Note Trust, Series 2002-A2, Class A 5.60%, 07/17/14	770,307
EUR	250	SLM Student Loan Trust, Series 2003-7, Class A5B 3.80%, 12/15/33	323,762
		Series 2008-7, Class A2
	200	0.816%(c), 10/25/17	199,962

			2,185,169

		Commercial Mortgage-Backed Securities—1.0%
	100	Credit Suisse Mortgage Capital Certificates, Series 2006-C5, Class A3 5.311%, 12/15/39	98,770
	100	Merrill Lynch Floating Trust, Series 2008-LAQA, Class A1, 144A 0.79%(c), 07/09/21	91,610

			190,380

		Corporate Bonds—16.0%
GBP	100	American International Group, Inc., Jr. Sub. Notes 8.625%(c), 05/22/68	129,290
		Sr. Unsec’d. Notes, MTN
EUR	100	0.794%(c), 04/26/11	129,947

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	83

International Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2010 (Unaudited)

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)
		UNITED STATES BONDS (continued)

		Corporate Bonds (continued)
EUR	100	Bank of America Corp., Sr. Sub. Notes, MTN 4.75%(c), 05/23/17	$131,521
GBP	100	Citigroup, Inc., Sr. Unsec’d. Notes, MTN 0.731%(c), 08/10/11	148,732
EUR	100	0.805%(c), 06/03/11	131,702
	$100	COX Communications, Inc., Sr. Unsec’d. Notes 6.75%, 03/15/11	104,394
	11	Dynegy Roseton/Danskammer Pass-Through Trust, Series A, Pass-Through Certificates 7.27%, 11/08/10	11,366
	100	El Paso Performance-Linked Trust, Sr. Unsec’d. Notes, 144A 7.75%, 07/15/11	103,874
	300	Embarq Corp., Sr. Unsec’d. Notes 7.082%, 06/01/16	330,849
	100	iStar Financial, Inc., Sr. Unsec’d. Notes 5.15%, 03/01/12	87,500
EUR	100	JPMorgan Chase & Co., FDIC Gtd. Notes 3.625%, 12/12/11	138,480
	200	Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i) 5.625%, 01/24/13	44,500
EUR	100	Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN 1.385%(c), 09/27/12	129,895
		Sr. Unsub. Notes, MTN
EUR	100	0.854%(c), 10/31/11	130,230
EUR	50	RBS Capital Trust, Bank Gtd. Notes 6.467%(c), 12/29/49	39,677
	100	Sabre Holdings Corp., Sr. Unsec’d. Notes 7.35%, 08/01/11	103,875
EUR	200	SLM Corp., Sr. Unsec’d. Notes, MTN 0.913%(c), 11/15/11	251,644

See Notes to Financial Statements.

84	THE TARGET PORTFOLIO TRUST

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)
		UNITED STATES BONDS (continued)

		Corporate Bonds (continued)
	$100	Sprint Capital Corp., Gtd. Notes 8.375%, 03/15/12	$105,500
	250	Wells Fargo Bank NA, Sub. Notes 4.75%, 02/09/15	261,391
EUR	300	WM Covered Bond Program, Covered, MTN 4.00%, 11/26/16	402,426

			2,916,793

		Municipal Bond—0.3%
	100	State of Washington, General Obligation Unlimited 4.44%(s), 12/01/25	50,970

		Residential Mortgage-Backed Securities—6.2%
	80	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1 5.66%(c), 09/25/45	67,279
	50	Banc of America Mortgage Securities, Inc., Series 2006-A, Class 2A1 5.409%(c), 02/25/36	42,432
	6	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-5, Class 1A2 3.432%(c), 08/25/33	5,614
		Series 2004-10, Class 13A1
	45	4.97%(c), 01/25/35	40,122
		Series 2005-2, Class A1
	33	2.76%(c), 03/25/35	31,055
		Series 2005-5, Class A2
	41	2.56%(c), 08/25/35	39,692
		Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1
	43	5.119%(c), 09/25/35	32,938
		Series 2005-9, Class 24A1
	43	5.425%(c), 11/25/35	27,409
		Series 2006-5, Class 2A2
	59	6.25%(c), 08/25/36	34,690
		Series 2006-6, Class 31A1
	62	5.569%(c), 11/25/36	42,956
		Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB2, Class 2A
	19	3.073%(c), 03/25/34	19,561
		Series 2006-AR1, Class 1A1
	233	2.81%(c), 10/25/35	200,158

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	85

International Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2010 (Unaudited)

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
	UNITED STATES BONDS (continued)

	Residential Mortgage-Backed Securities (continued)
$99	Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1 0.586%(c), 11/20/35	$58,792
	Series 2005-62, Class 2A1
108	1.441%(c), 12/25/35	65,616
	Series 2005-76, Class 2A1
76	1.441%(c), 02/25/36	44,199
9	CS First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A1 3.442%(c), 08/25/33	8,391
34	Fannie Mae Whole Loan, Series 2004-W12, Class 1A1 6.00%, 07/25/44	36,903
2	Federal Home Loan Mortgage Corp., Series 2395, Class FT 0.704%(c), 12/15/31	1,878
	Series 2682, Class JB
65	4.50%, 09/15/19	66,067
109	Federal National Mortgage Assoc., Series 2006-5, Class 3A2 2.891%(c), 05/25/35	109,703
7	Harborview Mortgage Loan Trust, Series 2003-1, Class A 3.10%(c), 05/19/33	7,026
29	Indymac Index Mortgage Loan Trust, Series 2005-AR12, Class 2A1A 0.503%(c), 07/25/35	17,943
4	Merrill Lynch Mortgage Investors, Inc., Series 2003-A2, Class 1A1 3.36%(c), 02/25/33	3,569
45	MLCC Mortgage Investors, Inc., Series 2005-2, Class 1A 4.25%(c), 10/25/35	42,673
126	Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 0.443%(c), 06/25/46	56,931
100	Structured Asset Mortgage Investments, Inc., Series 2007-AR4, Class A3 0.483%(c), 09/25/47	33,617

		1,137,214

See Notes to Financial Statements.

86	THE TARGET PORTFOLIO TRUST

PRINCIPAL AMOUNT (000)#		DESCRIPTION		VALUE (NOTE 1)
		UNITED STATES BONDS (continued)

		U.S. Government Agency Obligations—1.5%
	$67	Small Business Administration Participation Certificates, Series 2005-20E, Class 1 4.84%, 05/01/25		$70,713
		Series 2008-20E, Class 1
	90	5.49%, 05/01/28		96,876
		Series 2008-20G, Class 1
	90	5.87%, 07/01/28		98,860

				266,449

		U.S. Government Mortgage-Backed Obligation—0.9%
	146	Federal National Mortgage Assoc. 7.00%, 09/01/36		160,905

		U.S. Treasury Obligation—0.1%
	12	U.S. Treasury Note(k) 1.00%, 07/31/11		12,065

		TOTAL UNITED STATES BONDS (cost $6,865,159)		6,919,945

		TOTAL LONG-TERM INVESTMENTS (cost $21,179,991)		21,414,054

SHARES		SHORT-TERM INVESTMENTS

		AFFILIATED MONEY MARKET MUTUAL FUND
		Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (Note 3)
	146	(cost $146)(w)		146

		TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—117.5%
		(cost $21,180,137; Note 5)		21,414,200

NOTIONAL AMOUNT (000)#		OPTIONS WRITTEN*—(0.2)%	COUNTERPARTY

		Call Options—(0.1)%
EUR	200	10 Year Euro-Bund Futures, expiring 05/13/10, Strike Price $125.50		(1,544)
	$700	10 Year U.S. Treasury Note Futures, expiring 05/21/10, Strike Price $119.00		(1,750)
		Interest Rate Swap Options,
	1,400	Pay a fixed rate of 3.25% and receive a floating rate based on 3 month LIBOR, expiring 10/29/10	Barclays Bank PLC	(8,138)

				(11,432)

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	87

International Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2010 (Unaudited)

NOTIONAL AMOUNT (000)#	DESCRIPTION	COUNTERPARTY	VALUE (NOTE 1)
	OPTIONS WRITTEN* (continued)

	Put Options—(0.1)%
$500	10 Year U.S. Treasury Note Futures, expiring 05/21/10, Strike Price $114.00		$(156)
	Interest Rate Swap Options,
1,700	Pay a fixed rate of 5.50% and receive a floating rate based on 3 month LIBOR, expiring 08/31/10	Deutsche Bank	(45)
1,400	Pay a fixed rate of 5.00% and receive a floating rate based on 3 month LIBOR, expiring 10/29/10	Barclays Bank PLC	(4,633)
200	Pay a fixed rate of 10.00% and receive a floating rate based on 3 month LIBOR, expiring 07/10/12	Morgan Stanley & Co., Inc.	(155)

			(4,989)

	TOTAL OPTIONS WRITTEN (premiums received $41,834)		(16,421)

	TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—117.3% (cost $21,138,303)		21,397,779
	Other liabilities in excess of other assets(x)—(17.3)%		(3,164,315)

	NET ASSETS—100%		$18,233,464

The following abbreviations are used in the Portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FDIC—Federal Depositary Insurance Corp.

MTN—Medium Term Note

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CNY—Chinese Yuan

DKK—Danish Krone

EUR—Euro

GBP—British Pound

IDR—Indonesian Rupiah

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

PHP—Philippine Peso

SEK—Swedish Krona

SGD—Singapore Dollar

#	Principal and Notional amount is shown in U.S. dollars unless otherwise stated.
*	Non-Income producing.
(c)	Indicates a variable rate security.

See Notes to Financial Statements.

88	THE TARGET PORTFOLIO TRUST

(f)	Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such security is $89,690. The aggregate value of $100,926 is approximately 0.6% of net assets.
(g)	Indicates a security or securities that have been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Security segregated as collateral for futures contracts.
(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at April 30, 2010.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate and credit default swap agreements as follows:

Futures contracts open at April 30, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2010	Unrealized Appreciation (Depreciation)(1)
Long Positions:
1	90 Day Bankers’ Acceptance	Sep 10	$242,395	$242,617	$222
10	90 Day Euro EURIBOR	Jun 10	3,300,402	3,301,833	1,431
8	3 Year Australian Bond	Jun 10	1,958,599	1,954,572	(4,027)
1	10 Year Euro-Bund	Jun 10	165,620	166,232	612
2	10 Year U.K. Gilt	Jun 10	352,143	354,790	2,647

					$885

(1)	Cash of $88,600 and a U.S. Treasury Note with a market value of $12,065 have been segregated to cover requirements for open futures contracts at April 30, 2010.

Forward foreign currency exchange contracts outstanding at April 30, 2010:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 05/28/10	Barclays Capital Group	AUD	17	$15,715	$15,373	$(342)
Brazilian Real,
Expiring 06/02/10	Hong Kong & Shanghai Bank	BRL	23	12,481	12,886	405
British Pound,
Expiring 05/04/10	Barclays Capital Group	GBP	1	1,529	1,513	(16)
Expiring 06/24/10	Royal Bank of Scotland	GBP	201	297,705	307,470	9,765
Expiring 06/24/10	Royal Bank of Canada	GBP	29	43,605	44,361	756
Canadian Dollar,
Expiring 05/04/10	UBS Securities	CAD	458	455,404	450,881	(4,523)
Expiring 07/07/10	Barclays Capital Group	CAD	100	98,366	97,485	(881)
Chinese Yuan,
Expiring 05/17/10	Bank of America	CNY	347	56,000	50,834	(5,166)
Expiring 05/17/10	Barclays Capital Group	CNY	302	49,000	44,336	(4,664)
Expiring 06/07/10	Barclays Capital Group	CNY	372	55,000	54,656	(344)
Expiring 06/07/10	Barclays Capital Group	CNY	190	28,000	27,915	(85)
Expiring 06/07/10	Maybank	CNY	359	53,000	52,730	(270)
Expiring 11/16/10	Barclays Capital Group	CNY	277	42,000	41,125	(875)
Expiring 11/17/10	Barclays Capital Group	CNY	1,276	189,741	189,172	(569)
Expiring 11/17/10	Citigroup Global Markets	CNY	33	5,000	4,917	(83)
Expiring 11/17/10	Deutsche Bank	CNY	33	5,000	4,918	(82)
Expiring 11/17/10	JPMorgan Chase	CNY	69	10,325	10,163	(162)
Expiring 11/17/10	Morgan Stanley	CNY	251	38,000	37,145	(855)

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	89

International Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2010 (Unaudited)

Forward foreign currency exchange contracts outstanding at April 30, 2010 (continued):

Purchase Contracts (continued)	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Expiring 01/10/11	Hong Kong & Shanghai Bank	CNY	460	$69,000	$68,460	$(540)
Expiring 01/10/11	Hong Kong & Shanghai Bank	CNY	427	64,000	63,565	(435)
Expiring 01/10/11	JPMorgan Chase	CNY	467	70,000	69,405	(595)
Expiring 01/10/11	JPMorgan Chase	CNY	153	23,000	22,787	(213)
Expiring 01/10/11	Maybank	CNY	474	71,000	70,428	(572)
Expiring 01/10/11	Morgan Stanley	CNY	306	46,000	45,571	(429)
Expiring 01/10/11	Morgan Stanley	CNY	199	30,000	29,627	(373)
Expiring 01/10/11	Morgan Stanley	CNY	66	10,000	9,871	(129)
Expiring 04/07/11	Barclays Capital Group	CNY	40	6,000	5,939	(61)
Expiring 04/07/11	Barclays Capital Group	CNY	40	6,000	5,937	(63)
Expiring 04/07/11	Barclays Capital Group	CNY	40	6,000	5,936	(64)
Expiring 04/07/11	Barclays Capital Group	CNY	40	6,000	5,936	(64)
Expiring 04/07/11	Credit Suisse First Boston Corp.	CNY	40	6,000	5,937	(63)
Expiring 04/07/11	Credit Suisse First Boston Corp.	CNY	40	6,000	5,934	(66)
Expiring 04/07/11	Hong Kong & Shanghai Bank	CNY	40	6,000	5,931	(69)
Expiring 04/07/11	Hong Kong & Shanghai Bank	CNY	13	2,000	1,979	(21)
Expiring 04/07/11	JPMorgan Chase	CNY	73	11,000	10,874	(126)
Expiring 04/07/11	Morgan Stanley	CNY	73	11,000	10,881	(119)
Expiring 06/15/11	Deutsche Bank	CNY	277	42,057	41,737	(320)
Expiring 06/15/11	Deutsche Bank	CNY	84	13,000	12,586	(414)
Expiring 06/15/11	JPMorgan Chase	CNY	395	60,000	59,353	(647)
Euro,
Expiring 05/24/10	Barclays Capital Group	EUR	550	731,143	713,460	(17,683)
Expiring 05/24/10	Citigroup Global Markets	EUR	2,000	2,651,162	2,663,141	11,979
Expiring 05/24/10	Citigroup Global Markets	EUR	290	389,666	386,155	(3,511)
Expiring 05/24/10	Deutsche Bank	EUR	64	85,214	85,221	7
Expiring 05/24/10	Morgan Stanley	EUR	47	62,175	62,584	409
Indian Rupee,
Expiring 03/09/11	UBS Securities	INR	50	1,082	1,101	19
Indonesian Rupiah,
Expiring 09/17/10	JPMorgan Chase	IDR	485,300	46,000	52,493	6,493
Expiring 11/24/10	Barclays Capital Group	IDR	97,730	10,000	10,441	441
Expiring 11/24/10	Citigroup Global Markets	IDR	194,600	20,000	20,791	791
Expiring 11/24/10	Maybank	IDR	95,950	10,000	10,251	251
Expiring 11/24/10	Maybank	IDR	81,140	8,443	8,669	226
Japanese Yen,
Expiring 05/06/10	Citigroup Global Markets	JPY	1,701	18,083	18,106	23
Malaysian Ringgit,
Expiring 10/12/10	Citigroup Global Markets	MYR	5	1,420	1,512	92
Mexican Peso,
Expiring 09/24/10	Hong Kong & Shanghai Bank	MXN	776	60,178	61,960	1,782

See Notes to Financial Statements.

90	THE TARGET PORTFOLIO TRUST

Forward foreign currency exchange contracts outstanding at April 30, 2010 (continued):

Purchase Contracts (continued)	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Norwegian Krone,
Expiring 05/10/10	Deutsche Bank	NOK	80	$13,606	$13,555	$(51)
Philippine Peso,
Expiring 11/15/10	UBS Securities	PHP	5	110	110	—
South Korean Won,
Expiring 07/28/10	Barclays Capital Group	KRW	11,000	9,283	9,900	617
Expiring 07/28/10	Citigroup Global Markets	KRW	37,785	32,994	34,006	1,012
Expiring 07/28/10	Deutsche Bank	KRW	10,605	8,887	9,545	658
Expiring 07/28/10	Deutsche Bank	KRW	10,568	8,958	9,511	553
Expiring 07/28/10	Morgan Stanley	KRW	17,570	14,857	15,813	956
Expiring 08/27/10	Morgan Stanley	KRW	42,055	35,722	37,824	2,102
Expiring 11/12/10	Barclays Capital Group	KRW	18,913	16,154	16,981	827
Expiring 11/12/10	Citigroup Global Markets	KRW	11,676	10,000	10,483	483
Expiring 11/12/10	Citigroup Global Markets	KRW	10,338	8,853	9,282	429
Expiring 11/12/10	Deutsche Bank	KRW	11,626	10,000	10,438	438
Expiring 11/12/10	JPMorgan Chase	KRW	11,942	10,105	10,722	617
Expiring 11/12/10	JPMorgan Chase	KRW	11,699	10,000	10,503	503
Expiring 11/12/10	JPMorgan Chase	KRW	11,458	10,000	10,287	287
Expiring 11/12/10	Morgan Stanley	KRW	11,511	10,000	10,335	335

				$6,324,023	$6,321,734	$(2,289)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 05/04/10	Barclays Capital Group	AUD	17	$15,757	$15,373	$384
Expiring 05/28/10	JPMorgan Chase	AUD	578	525,113	533,074	(7,961)
Expiring 06/24/10	Barclays Capital Group	GBP	1,022	1,542,198	1,563,354	(21,156)
British Pound,
Expiring 06/24/10	Barclays Capital Group	GBP	7	10,665	10,708	(43)
Expiring 06/24/10	Barclays Capital Group	GBP	1	1,529	1,513	16
Expiring 06/24/10	Credit Suisse First Boston Corp.	GBP	32	48,778	48,951	(173)
Canadian Dollar,
Expiring 05/04/10	Citigroup Global Markets	CAD	16	15,967	15,752	215
Expiring 05/04/10	Citigroup Global Markets	CAD	7	7,010	6,891	119
Expiring 05/04/10	Deutsche Bank	CAD	435	430,901	428,239	2,662
Expiring 07/07/10	UBS Securities	CAD	458	455,366	450,845	4,521
Chinese Yuan,
Expiring 05/17/10	Barclays Capital Group	CNY	649	90,386	95,170	(4,784)
Expiring 06/07/10	Morgan Stanley	CNY	203	30,000	29,759	241
Expiring 06/07/10	Morgan Stanley	CNY	68	10,000	9,915	85
Expiring 11/16/10	Deutsche Bank	CNY	277	41,373	41,125	248
Expiring 11/17/10	JPMorgan Chase	CNY	407	61,000	60,410	590
Expiring 11/17/10	Maybank	CNY	327	49,000	48,512	488
Danish Krone,
Expiring 05/10/10	Deutsche Bank	DKK	1,930	353,156	345,238	7,918

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	91

International Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2010 (Unaudited)

Forward foreign currency exchange contracts outstanding at April 30, 2010 (continued):

Sale Contracts (continued)	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Euro,
Expiring 05/05/10	Barclays Capital Group	EUR	550	$731,118	$713,460	$17,658
Expiring 05/05/10	Citigroup Global Markets	EUR	31	40,896	41,276	(380)
Expiring 05/05/10	Morgan Stanley	EUR	56	73,882	74,563	(681)
Expiring 05/05/10	Morgan Stanley	EUR	11	14,529	14,646	(117)
Expiring 05/06/10	Deutsche Bank	EUR	24	31,771	31,955	(184)
Expiring 05/06/10	Goldman Sachs & Co.	EUR	9	11,910	11,983	(73)
Expiring 05/06/10	Royal Bank of Scotland	EUR	18	23,834	23,967	(133)
Expiring 05/24/10	Credit Suisse First Boston Corp.	EUR	71	94,939	94,541	398
Expiring 05/24/10	UBS Securities	EUR	10,604	14,196,243	14,119,976	76,267
Japanese Yen,
Expiring 05/06/10	Hong Kong & Shanghai Bank	JPY	1,701	18,000	18,107	(107)
Expiring 05/17/10	Credit Suisse First Boston Corp.	JPY	4,948	53,118	52,683	435
Expiring 05/17/10	Goldman Sachs & Co.	JPY	152,460	1,638,323	1,623,297	15,026
Expiring 05/17/10	Royal Bank of Canada	JPY	500	5,303	5,324	(21)
Expiring 05/17/10	Royal Bank of Scotland	JPY	458	4,918	4,876	42
Expiring 06/03/10	Citigroup Global Markets	JPY	1,701	18,091	18,114	(23)
Expiring 08/24/10	Citigroup Global Markets	JPY	10,009	109,319	106,694	2,625
Philippine Peso,
Expiring 11/15/10	Citigroup Global Markets	PHP	5	108	111	(3)
Singapore Dollar,
Expiring 09/16/10	JPMorgan Chase	SGD	6	4,323	4,415	(92)
South Korean Won,
Expiring 07/28/10	Barclays Capital Group	KRW	35,025	30,000	31,522	(1,522)
Expiring 07/28/10	Morgan Stanley	KRW	52,504	45,000	47,253	(2,253)
Expiring 08/27/10	Barclays Capital Group	KRW	46,690	40,000	41,993	(1,993)
Expiring 08/27/10	Morgan Stanley	KRW	19,839	17,000	17,843	(843)
Expiring 11/12/10	Barclays Capital Group	KRW	11,083	9,361	9,951	(590)
Expiring 11/12/10	Citigroup Global Markets	KRW	37,785	32,879	33,924	(1,045)
Expiring 11/12/10	Citigroup Global Markets	KRW	10,817	9,142	9,712	(570)
Expiring 11/12/10	Royal Bank of Scotland	KRW	10,832	9,162	9,725	(563)
Expiring 11/12/10	Royal Bank of Scotland	KRW	7,072	6,000	6,350	(350)
Expiring 11/12/10	Royal Bank of Scotland	KRW	7,071	6,000	6,349	(349)
Swedish Krona,
Expiring 05/10/10	Deutsche Bank	SEK	127	17,839	17,534	305

				$20,981,207	$20,896,973	$84,234

See Notes to Financial Statements.

92	THE TARGET PORTFOLIO TRUST

Interest rate swap agreements outstanding at April 30, 2010:

Counterparty	Termination Date	Notional Amount (000)		Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit Suisse International(1)	12/16/12	AUD	1,300	5.75%	3 month Australian Bank Bill rate	$(1,932)	$145	$(2,077)
Goldman Sachs & Co.(1)	01/02/12	BRL	300	11.29%	Brazilian interbank lending rate	(265)	283	(548)
UBS AG(1)	01/02/12	BRL	200	12.00%	Brazilian interbank lending rate	(375)	—	(375)
Goldman Sachs & Co.(1)	06/15/12	EUR	300	2.08%	FRC-Excluding Tobacco-Non-Revised Consumer Price Index	9,289	—	9,289
Bank of America, N.A.(1)	06/16/35	JPY	20,000	2.15%	6 month LIBOR	(151)	(575)	424
Bank of America, N.A.(1)	06/16/17	JPY	120,000	1.00%	6 month LIBOR	2,833	(6,466)	9,299
Bank of America, N.A.(1)	06/16/20	JPY	70,000	1.50%	6 month LIBOR	8,740	1,806	6,934
Barclays Capital(1)	06/16/35	JPY	30,000	2.15%	6 month LIBOR	(1,554)	(894)	(660)
Deutsche Bank(1)	06/16/11	JPY	960,000	1.00%	6 month LIBOR	60,468	37,226	23,242
Deutsche Bank(1)	06/16/20	JPY	50,000	1.50%	6 month LIBOR	6,242	(2,709)	8,951

						$83,295	$28,816	$54,479

(1)	Porfolio pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding at April 30, 2010:

Counterparty	Termination Date	Notional Amount (000)#(2)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps—Buy Protection(1):
Morgan Stanley Capital Services, Inc.	03/20/11	$100	0.20%	COX Communications, Inc., 6.75%, due 03/15/11	$30	—	$30
Deutsche Bank	06/20/14	397	1.00%	Dow Jones CDX IG12 5Y Index	(3,926)	$12,757	(16,683)
Morgan Stanley Capital Services, Inc.	06/20/14	1,290	1.00%	Dow Jones CDX IG12 5Y Index	(12,776)	(6,939)	(5,837)
Barclays Capital	06/20/17	774	0.60%	Dow Jones CDX IG8 Index	26,134	7,477	18,657
Deutsche Bank	06/20/19	300	1.00%	Embarq Corp., 7.08%, due 06/01/16	4,611	(4,965)	9,576
Credit Suisse International	03/20/12	100	0.45%	iStar Financial, Inc., 5.15%, due 03/01/12	15,608	—	15,608
Barclays Capital	06/20/11	100	0.21%	National Grid PLC, 5.00%, due 07/02/18	146	—	146
JPMorgan Chase	09/20/11	100	0.93%	Sabre Holdings Corp., 7.35%, due 08/01/11	702	—	702

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	93

International Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2010 (Unaudited)

Credit default swap agreements outstanding at April 30, 2010 (continued):

Counterparty	Termination Date	Notional Amount (000)#(2)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Merrill Lynch & Co.	03/20/12	$100	0.46%	Sprint Capital Corp., 8.375%, due 03/15/12	$4,011	—	$4,011

					$34,540	$8,330	$26,210

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$2,185,169	$—
Commercial Mortgage-Backed Securities	—	190,380	—
Corporate Bonds	—	2,916,793	—
Foreign Corporate Bonds	—	4,676,054	—
Foreign Government Bonds	—	9,818,055	—
Municipal Bond	—	50,970	—
Residential Mortgage-Backed Securities	—	1,137,214	—
U.S. Government Agency Obligations	—	266,449	—
U.S. Government Mortgage-Backed Obligation	—	160,905	—
U.S. Treasury Obligation	—	12,065	—
Options Written	(3,450)	(12,971)	—
Affiliated Money Market Mutual Fund	146	—	—
Other Financial Instruments*
Futures	885	—	—
Forward foreign currency exchange contracts	—	81,945	—
Interest rate swap agreements	—	54,479	—
Credit default swap agreements	—	26,210	—

Total	$(2,419)	$21,563,717	$—

See Notes to Financial Statements.

94	THE TARGET PORTFOLIO TRUST

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and other liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2010 were as follows:

Foreign Bonds	79.5%
Asset-Backed Securities	12.0
Financials	7.3
Residential Mortgage-Backed Securities	6.2
Financial Services	2.9
Telecommunications	2.4
U.S. Government Agency Obligations	1.5
Insurance	1.4
Commercial Mortgage-Backed Securities	1.0
U.S. Government Mortgage-Backed Obligation	0.9
Media	0.6
Leisure	0.6
Real Estate Investment Trusts	0.5
Municipal Bond	0.3
Commercial Banks	0.2
U.S. Treasury Obligation	0.1
Pipelines	0.1

117.5
Options Written	(0.2)
Other liabilities in excess of other assets	(17.3)

100.0%

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	95

Total Return Bond Portfolio	Portfolio of Investments As of April 30, 2010 (Unaudited)

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)
			LONG-TERM INVESTMENTS—89.0%

			ASSET-BACKED SECURITIES—3.2%
B3		$262	Bear Stearns Second Lien Trust, Series 2007-SV1A, Class A1, 144A 0.483%(c), 12/25/36	$198,997
Ba1		2,000	Countrywide Asset-Backed Certificates, Series 2006-15, Class A2 5.683%(c), 10/25/46	1,920,966
AAA(d)	EUR	2,327	Magnolia Funding Ltd., Series 2010-1A, Class A1, 144A(g) 3.00%, 04/20/17	3,081,268
Aaa		4,771	SLM Student Loan Trust, Series 2008-9, Class A 1.816%(c), 04/25/23	4,948,602
Baa1		547	Structured Asset Securities Corp., Series 2005-7XS, Class 2A1A 1.746%(c), 04/25/35	433,419

			TOTAL ASSET-BACKED SECURITIES (cost $10,516,898)	10,583,252

			BANK LOANS(c)(g)—0.8%
Caa3		1,740	Chrysler Financial, Term B 4.26%, 08/03/12	1,738,136
B3		31	Ford Motor Co., Term B 3.26%, 11/29/13	30,173
B3		273	3.26%, 12/15/13	263,325
B3		273	3.31%, 12/15/13	263,325
B1		582	TXU Corp., Term B3 3.751%, 10/10/14	473,323
B1		5	3.79%, 10/10/14	3,669

			TOTAL BANK LOAN (cost $2,850,951)	2,771,951

			CONVERTIBLE BOND—0.4%

			Financial Services—0.4%
A3		1,200	National City Corp., Sr. Unsec’d. Notes (cost $1,121,621) 4.00%, 02/01/11	1,218,000

			CORPORATE BONDS—29.9%

			Aerospace—0.1%
Baa2		200	Goodrich Corp., Sr. Unsec’d. Notes 6.29%, 07/01/16	223,587

See Notes to Financial Statements.

96	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
		CORPORATE BONDS (continued)

		Airlines—0.1%
NR	$718	United Air Lines, Inc., Equipment Trust(g)(i) 10.85%, 02/19/15	$280,027

		Automobile Manufacturers—0.5%
A3	1,000	Daimler Finance North America LLC, Gtd. Notes 7.75%, 01/18/11	1,046,611
		Gtd. Notes, MTN
A3	400	5.75%, 09/08/11	421,886

			1,468,497

		Automotive Parts—0.4%
Baa2	1,100	Autozone, Inc., Sr. Unsec’d. Notes 6.95%, 06/15/16	1,262,244

		Computer Services & Software—0.4%
A2	1,200	Electronic Data Systems LLC, Sr. Unsec’d. Notes 6.00%, 08/01/13	1,346,242

		Construction—0.5%
B1	1,600	Pulte Group, Inc., Gtd. Notes 6.25%, 02/15/13	1,672,000

		Electronic Components
Aa2	100	General Electric Co., Sr. Unsec’d. Notes 5.25%, 12/06/17	106,360

		Financial—Bank & Trust—9.8%
A2	500	American Express Bank FSB, Sr. Unsec’d. Notes 5.50%, 04/16/13	540,449
		Bank of America Corp., Sr. Unsec’d. Notes
A2	1,200	0.56%(c), 10/14/16	1,090,038
A2	800	7.625%, 06/01/19	913,215
		Sr. Unsec’d. Notes, MTN
A2	300	5.65%, 05/01/18	303,643
Baa1	5,700	Barclays Bank PLC, Sub. Notes, 144A (United Kingdom) 6.05%, 12/04/17	5,940,021
A3	6,300	Citigroup, Inc., Sr. Unsec’d. Notes 5.50%, 04/11/13	6,652,920

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	97

Total Return Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2010 (Unaudited)

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)
			CORPORATE BONDS (continued)

			Financial—Bank & Trust (continued)
A1		$2,600	Export-Import Bank of Korea, Sr. Unsec’d. Notes (South Korea) 8.125%, 01/21/14	$3,025,612
Aaa	EUR	600	Fortis Bank Nederland NV, Gov’t. Liquid Gtd. Notes, MTN (Netherlands) 1.246%(c), 06/10/11	798,927
A1		300	Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes 6.15%, 04/01/18	310,771
A1		1,100	6.25%, 09/01/17	1,151,318
			Sr. Unsec’d. Notes, MTN
A1		400	0.707%(c), 07/22/15	368,998
NR		3,500	Lehman Brothers Holdings, Inc.,(i) Sr. Unsec’d. Notes, MTN 5.625%, 01/24/13	778,750
NR		900	6.875%, 05/02/18	200,250
Aa3		3,000	Lloyds TSB Bank PLC, (United Kingdom) Bank Gtd. Notes, 144A 4.375%, 01/12/15	2,979,018
Aaa	EUR	400	Gov’t. Liquid Gtd. Notes, MTN 0.803%(c), 06/09/11	532,948
			Sub. Notes, 144A
Ba1		3,100	12.00%(c), 12/29/49	3,585,915
Aa3		3,300	UBS AG, Sr. Unsec’d. Notes, MTN (Switzerland) 1.352%(c), 02/23/12	3,320,958

				32,493,751

			Financial Services—8.4%
A2		2,800	American Express Credit Corp., Sr. Unsec’d. Notes, MTN 1.664%(c), 05/27/10	2,802,086
B2		100	American General Finance Corp., Sr. Unsec’d. Notes, MTN 5.40%, 12/01/15	82,936
Aa2		2,700	ANZ National International Ltd., Bank Gtd. Notes, 144A (New Zealand) 6.20%, 07/19/13	2,976,912
A2		2,100	Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN 1.035%(c), 06/24/11	2,117,667
A3		400	CitiFinancial, Inc., Sr. Unsec’d. Notes 6.625%, 06/01/15	428,028

See Notes to Financial Statements.

98	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)
			CORPORATE BONDS (continued)

			Financial Services (continued)
Ba3		$800	El Paso Performance-Linked Trust, Sr. Unsec’d. Notes, 144A 7.75%, 07/15/11	$830,993
B1		1,100	Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes 7.00%, 10/01/13	1,135,070
Aa2		400	General Electric Capital Corp., Sr. Unsec’d. Notes, MTN 0.571%(c), 03/20/13	386,360
Aa2		1,700	0.571%(c), 06/20/14	1,599,358
Aa2		400	5.875%, 01/14/38	395,376
			Sub. Notes, 144A
Aa3	GBP	400	6.50%(c), 09/15/67	566,734
B3		100	General Motors Acceptance Corp., Inc., Sr. Unsec’d. Notes 8.00%, 11/01/31	96,916
B1	EUR	1,300	International Lease Finance Corp., Sr. Unsec’d. Notes 1.037%(c), 08/15/11	1,609,896
A2	EUR	1,200	Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN 6.75%, 05/21/13	1,754,372
A2		1,200	Morgan Stanley, Sr. Unsec’d. Notes, MTN 2.35%(c), 05/14/10	1,200,655
A2		1,800	5.75%, 10/18/16	1,905,311
A2		3,200	6.625%, 04/01/18	3,392,794
Baa1		4,200	Pearson Dollar Finance PLC, Gtd. Notes, 144A (United Kingdom) 5.70%, 06/01/14	4,549,562
Baa1		60	Pemex Project Funding Master Trust, Gtd. Notes 9.125%, 10/13/10	62,254

				27,893,280

			Hotels & Motels—0.8%
Baa2		2,600	Hyatt Hotels Corp., Sr. Unsec’d. Notes, 144A 5.75%, 08/15/15	2,675,920

			Household/Personal Care—0.1%
Baa3		200	Newell Rubbermaid, Inc., Sr. Unsec’d. Notes 10.60%, 04/15/19	270,118

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	99

Total Return Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2010 (Unaudited)

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)
			CORPORATE BONDS (continued)

			Insurance—2.0%
			American International Group, Inc.,
			Jr. Sub. Debs.
Ba2		$2,600	8.175%(c), 05/15/68	$2,252,250
			Sr. Unsec’d. Notes
A3		2,300	8.25%, 08/15/18	2,453,886
			Sr. Unsec’d. Notes, MTN
A3	EUR	600	0.819%(c), 07/19/13	712,121
A3		1,400	5.85%, 01/16/18	1,303,194

				6,721,451

			Oil, Gas & Consumable Fuels—0.4%
Baa2		1,300	Suncor Energy, Inc., Sr. Unsec’d. Notes (Canada) 6.85%, 06/01/39	1,450,579

			Paper & Forest Products—1.1%
Baa3		3,600	International Paper Co., Sr. Unsec’d. Notes 5.25%, 04/01/16	3,765,467

			Pharmaceuticals—0.4%
Baa3		1,200	Cardinal Health, Inc., Sr. Unsec’d. Notes 6.00%, 06/15/17	1,298,503

			Pipelines—0.1%
Ba3		300	El Paso Corp., Notes 7.80%, 08/01/31	299,358

			Printing & Publishing—0.3%
Baa3		1,000	Donnelley (R.R.) & Sons Co., Sr. Unsec’d. Notes 6.125%, 01/15/17	1,016,942

			Real Estate Investment Trusts—0.1%
Ca		200	iStar Financial, Inc., Sr. Unsec’d. Notes 5.80%, 03/15/11	188,000

			Retail & Merchandising—0.6%
Ba3		1,900	Limited Brands, Inc., Sr. Unsec’d. Notes 6.90%, 07/15/17	1,976,000

See Notes to Financial Statements.

100	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)
			CORPORATE BONDS (continued)

			Telecommunications—2.1%
Baa3		$1,600	Embarq Corp., Sr. Unsec’d. Notes 6.738%, 06/01/13	$1,735,570
Baa3		1,000	7.082%, 06/01/16	1,102,828
Ba1		1,500	Qwest Corp., Sr. Unsec’d. Notes 7.625%, 06/15/15	1,653,750
Ba3		1,300	Sprint Capital Corp., Gtd. Notes 7.625%, 01/30/11	1,334,125
Ba3		1,000	8.375%, 03/15/12	1,055,000

				6,881,273

			Tobacco—0.4%
Baa1		400	Altria Group, Inc., Gtd. Notes 9.70%, 11/10/18	503,037
Baa3		750	Reynolds American, Inc., Gtd. Notes 7.625%, 06/01/16	843,347

				1,346,384

			Transportation—0.5%
Baa3		1,600	CSX Corp., Sr. Unsec’d. Notes 6.25%, 03/15/18	1,784,037

			Utilities—0.8%
Baa1		2,500	Illinois Power Co., Sr. Sec’d. Notes 6.25%, 04/01/18	2,742,730

			TOTAL CORPORATE BONDS (cost $98,054,935)	99,162,750

			FOREIGN GOVERNMENT BONDS—5.7%
AAA(d)	EUR	5,700	Bundesschatzanweisungen, Bonds (Germany) 1.00%, 03/16/12	7,621,907
Aaa	CAD	9,900	Canadian Government, Notes (Canada) 1.50%, 03/01/12	9,674,380
Baa3	BRL	2,200	Republic of Brazil, Sr. Unsec’d. Notes (Brazil) 12.50%, 01/05/22	1,457,069

			TOTAL FOREIGN GOVERNMENT BONDS (cost $18,155,103)	18,753,356

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	101

Total Return Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2010 (Unaudited)

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
		MUNICIPAL BONDS—3.0%

		California—0.2%
Aa1	$600	East Bay Municipal Utility District Water System, Revenue Bonds 5.874%, 06/01/40	$633,096

		Illinois—2.3%
Aa3	700	Chicago Transit Authority, Series A, Revenue Bonds 6.899%, 12/01/40	781,627
Aa3	800	Chicago Transit Authority, Series B, Revenue Bonds 6.899%, 12/01/40	904,280
Aa3	1,400	State of Illinois, General Obligation Unlimited 1.823%, 01/01/11	1,403,472
Aa3	4,700	2.766%, 01/01/12	4,756,729

			7,846,108

		New York—0.5%
Aa2	1,500	New York City Trust For Cultural Resources, Museum of Modern Art, Revenue Bonds 5.125%, 07/01/31	1,542,060

		TOTAL MUNICIPAL BONDS (cost $9,648,033)	10,021,264

		RESIDENTIAL MORTGAGE-BACKED SECURITIES—3.4%
Ba2	1,181	American Home Mortgage Assets, Series 2006-1, Class 2A1 0.453%(c), 05/25/46	685,099
AAA(d)	1	American Housing Trust, Series I, Class 5 8.625%, 08/25/18	1,396
Aaa	46	Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A1 5.653%(c), 02/25/33	45,590
		Series 2005-4, Class 3A1
Baa3	1,396	5.337%(c), 08/25/35	1,324,146
		Series 2005-4, Class 23A2
Aa3	315	2.952%(c), 05/25/35	249,471
		Series 2007-3, Class 1A1
CCC(d)	1,196	5.378%(c), 05/25/47	933,904
A3	451	Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2 4.248%(c), 08/25/35	423,056
		Series 2007-10, Class 22AA
CCC(d)	1,190	5.93%(c), 09/25/37	882,350

See Notes to Financial Statements.

102	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
		RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Caa3	$1,272	Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A 0.466%(c), 07/20/46	$555,204
		Series 2006-OA17, Class 1A1A
Caa1	1,283	0.451%(c), 12/20/46	690,262
Aaa	610	FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1 1.863%(c), 07/25/44	601,047
Aaa	467	FNMA, Series 2009-106, Class FA 1.013%(c), 01/25/40	467,127
B(d)	1,456	Greenpoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1 2.999%(c), 10/25/33	1,212,266
Aaa	4	Indymac Adjustable Rate Mortgage Trust, Series 2001-H2, Class A1 2.503%(c), 01/25/32	3,078
B2	282	Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A 0.473%(c), 02/25/36	222,921
Aaa	26	Residential Funding Mortgage Securities I, Series 2003-S9, Class A1 6.50%, 03/25/32	26,769
Aaa	1,190	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-R1, Class A1 0.803%(c), 12/25/27	1,070,824
		Series 2007-OA2, Class 1A
B3	1,060	1.141%(c), 03/25/47	636,633
A(d)	1,374	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR2, Class 2A1 4.94%(c), 03/25/36	1,283,149

		TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $11,323,306)	11,314,292

		U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS —19.9%
	26	Federal Home Loan Mortgage Corp. 2.838%(c), 01/01/24	27,494
	24	3.498%(c), 09/01/35	24,605
	1,000	5.00%, TBA	1,032,031
	26	5.50%, 06/01/31	27,801
	47	6.00%, 09/01/22	50,725
	28	7.50%, 09/01/16-07/01/17	30,937
	92	Federal National Mortgage Assoc. 2.035%(c), 01/01/20	94,378
	255	2.661%(c), 12/01/34	262,103
	69	3.93%(c), 05/01/36	69,709
	3,965	4.00%, 12/01/39	3,882,243
	17,332	4.50%, 09/01/39-03/01/40	17,494,409
	1,546	5.00%, 09/01/33-06/01/39	1,607,095
	3,000	5.00%, TBA	3,092,814

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	103

Total Return Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2010 (Unaudited)

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
	U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (continued)
$29,207	5.50%, 07/01/32-02/01/38	$30,911,865
1,513	6.00%, 01/01/23-09/01/37	1,613,084
107	6.50%, 04/01/21-09/01/21	116,212
	Government National Mortgage Assoc.
79	3.125%, 10/20/26-11/20/29	81,301
57	3.625%, 07/20/22-07/20/27	58,004
83	4.375%, 02/20/17-02/20/26	85,678
1,000	5.00%, TBA	1,042,656
2,519	6.00%, 01/15/29-08/15/36	2,705,667
1,439	6.50%, 05/15/36-06/15/37	1,559,121
54	8.50%, 06/15/30-08/20/30	62,711

	TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $64,827,523)	65,932,643

	U.S. TREASURY OBLIGATIONS—22.7%
	U.S. Treasury Bonds
4,900	4.25%, 05/15/39(k)	4,678,736
2,900	4.375%, 02/15/38-11/15/39	2,829,922
3,300	4.50%, 08/15/39	3,283,500
200	4.625%, 02/15/40	203,156
600	5.50%, 08/15/28	688,219
2,200	6.25%, 08/15/23	2,690,875
800	7.25%, 08/15/22	1,055,000
3,600	7.50%, 11/15/24	4,921,877
400	7.625%, 11/15/22	543,688
1,400	7.875%, 02/15/21	1,907,063
900	8.00%, 11/15/21	1,244,250
4,800	8.125%, 08/15/19-05/15/21	6,599,836
1,300	8.50%, 02/15/20	1,819,390
1,000	8.75%, 05/15/20	1,425,938
400	8.875%, 02/15/19	564,875
	U.S. Treasury Inflationary Indexed Bonds, TIPS
3,400	1.375%, 01/15/20	3,438,316
	U.S. Treasury Notes
727	1.00%, 07/31/11(k)	730,919
7,300	1.00%, 10/31/11	7,330,799
8,500	2.50%, 04/30/15	8,531,195
7,000	3.00%, 02/28/17(k)	6,966,638
200	3.125%, 04/30/17	200,125
3,000	3.25%, 12/31/16	3,036,798
10,700	3.625%, 08/15/19-02/15/20	10,669,137

	TOTAL U.S. TREASURY OBLIGATIONS (cost $75,299,903)	75,360,252

	TOTAL LONG-TERM INVESTMENTS (cost $291,798,273)	295,117,760

See Notes to Financial Statements.

104	THE TARGET PORTFOLIO TRUST

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
	SHORT-TERM INVESTMENTS—8.9%

	REPURCHASE AGREEMENT(m)—8.5%
$28,300	Barclays Capital, Inc., 0.20%, dated 04/30/10, due 05/03/10 in the amount of $28,300,472 (cost $28,300,000)	$28,300,000

SHARES
	AFFILIATED MONEY MARKET MUTUAL FUND —0.4%
1,408,218	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (Note 3) (cost $1,408,218)(w)	1,408,218

PRINCIPAL AMOUNT (000)#
	U.S. TREASURY OBLIGATIONS(n)
$140	U.S. Treasury Bill (cost $139,924) 0.182%, 08/19/10	139,926

	TOTAL SHORT-TERM INVESTMENTS (cost $29,848,142)	29,848,144

	TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT—97.9% (cost $321,646,415; Note 5)	324,965,904

NOTIONAL AMOUNTS (000)#		OPTIONS WRITTEN—(0.2)%	COUNTERPARTY
		Call Options—(0.1)%
		10 Year Euro-Bund Futures,
EUR	100	expiring 05/31/10, Strike Price $125.00		(1,052)
	700	10 Year U.S. Treasury Note Futures, expiring 05/21/10, Strike Price $118.00		(4,266)
	8,800	expiring 05/21/10, Strike Price $119.00		(22,000)
	2,900	Dow Jones CDX NA IG 5 Year Options, expiring 06/16/10, Strike Price $0.80	Bank of America	(5,495)
	6,300	expiring 06/16/10, Strike Price $0.80	Deutsche Bank	(11,182)
		Interest Rate Swap Options,
	1,100	Pay a fixed rate of 3.60% and receive a floating rate based on 3-month LIBOR, expiring 05/21/10	Citigroup Global Markets	(5,123)
	1,400	Pay a fixed rate of 3.60% and receive a floating rate based on 3-month LIBOR, expiring 05/21/10	Morgan Stanley	(6,520)
	3,000	Pay a fixed rate of 3.50% and receive a floating rate based on 3-month LIBOR, expiring 06/14/10	Citigroup Global Markets	(14,393)
	2,300	Pay a fixed rate of 3.50% and receive a floating rate based on 3-month LIBOR, expiring 06/14/10	Morgan Stanley	(11,035)
	2,800	Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	Barclays Capital Group	(10,153)

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	105

Total Return Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2010 (Unaudited)

NOTIONAL AMOUNTS (000)#		DESCRIPTION	COUNTERPARTY	VALUE (NOTE 1)
		OPTIONS WRITTEN (continued)

		Call Options (continued)
	$3,800	Pay a fixed rate of 3.50% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	Barclays Capital Group	$(31,802)
	1,200	Pay a fixed rate of 3.50% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	Deutsche Bank	(10,043)
	3,100	Pay a fixed rate of 3.50% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	Morgan Stanley	(25,944)
	1,000	Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR, expiring 10/29/10	Morgan Stanley	(5,813)
	12,300	Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR, expiring 01/24/11	Citigroup Global Markets	(100,818)
	12,600	Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR, expiring 01/24/11	Deutsche Bank	(103,277)

				(368,916)

		Put Options—(0.1)%
EUR	100	10 Year Euro-Bund Futures, expiring 05/31/10, Strike Price $120.00		(27)
	7,800	10 Year U.S. Treasury Note Futures, expiring 05/21/10, Strike Price $114.00		(2,437)
	4,100	expiring 05/21/10, Strike Price $115.00		(1,922)
	159,000	5 Year Euro-Bobl Futures, expiring 09/10/10, Strike Price $97.38		(28,819)
	2,900	Dow Jones CDX NA IG 5 Year Options, expiring 06/16/10, Strike Price $0.14	Bank of America	(922)
	6,300	expiring 06/16/10, Strike Price $1.30	Deutsche Bank	(1,591)
		Interest Rate Swap Options,
	1,100	Pay a fixed rate of 4.10% and receive a floating rate based on 3-month LIBOR, expiring 05/21/10	Citigroup Global Markets	(501)
	1,400	Pay a fixed rate of 4.10% and receive a floating rate based on 3-month LIBOR, expiring 05/21/10	Morgan Stanley	(637)
	3,000	Pay a fixed rate of 4.50% and receive a floating rate based on 3-month LIBOR, expiring 06/14/10	Citigroup Global Markets	(981)
	2,300	Pay a fixed rate of 4.50% and receive a floating rate based on 3-month LIBOR, expiring 06/14/10	Morgan Stanley	(752)

See Notes to Financial Statements.

106	THE TARGET PORTFOLIO TRUST

NOTIONAL AMOUNTS (000)#	DESCRIPTION	COUNTERPARTY	VALUE (NOTE 1)
	OPTIONS WRITTEN (continued)

	Put Options (continued)
$6,400	Pay a fixed rate of 4.75% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	Bank of America	$(14,129)
3,800	Pay a fixed rate of 4.50% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	Barclays Capital Group	(16,189)
2,800	Pay a fixed rate of 4.75% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	Barclays Capital Group	(6,182)
3,900	Pay a fixed rate of 4.75% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	Citigroup Global Markets	(8,610)
1,200	Pay a fixed rate of 4.50% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	Deutsche Bank	(5,112)
3,100	Pay a fixed rate of 4.50% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	Morgan Stanley	(13,206)
1,000	Pay a fixed rate of 5.00% and receive a floating rate based on 3-month LIBOR, expiring 10/29/10	Morgan Stanley	(3,309)
11,800	Pay a fixed rate of 4.00% and receive a floating rate based on 3-month LIBOR, expiring 12/01/10	Morgan Stanley	(52,189)
12,300	Pay a fixed rate of 5.00% and receive a floating rate based on 3-month LIBOR, expiring 01/24/11	Citigroup Global Markets	(94,436)
12,600	Pay a fixed rate of 5.00% and receive a floating rate based on 3-month LIBOR, expiring 01/24/11	Deutsche Bank	(96,740)
200	Pay a fixed rate of 10.00% and receive a floating rate based on 3-month LIBOR, expiring 07/10/12	Barclays Capital Group	(155)
100	Pay a fixed rate of 10.00% and receive a floating rate based on 3-month LIBOR, expiring 07/10/12	Credit Suisse First Boston Corp.	(77)
4,700	Pay a fixed rate of 10.00% and receive a floating rate based on 3-month LIBOR, expiring 07/10/12	Morgan Stanley	(3,641)

			(352,564)

	TOTAL OPTIONS WRITTEN (premiums received $973,476)		(721,480)

PRINCIPAL AMOUNT (000)#	SECURITIES SOLD SHORT—(7.6)%

	U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS—(7.6)%
5,000	Federal National Mortgage Assoc. 5.00%, TBA		(5,040,625)

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	107

Total Return Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2010 (Unaudited)

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
	SECURITIES SOLD SHORT (continued)

	U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (continued)
$15,000	5.50%, TBA	$(15,780,465)
3,000	6.00%, TBA	(3,202,968)
1,000	Government National Mortgage Assoc. 6.00%, TBA	(1,072,344)

	TOTAL SECURITIES SOLD SHORT (proceeds received $25,058,750)	(25,096,402)

	TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITIES SOLD SHORT—90.1% (cost $295,614,189; Note 5)	299,148,022
	Other assets in excess of other liabilities(x)—9.9%	32,752,872

	NET ASSETS—100%	$331,900,894

The following abbreviations are used in the Portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FHLMC—Federal Home Loan Mortgage Corp.

FNMA—Federal National Mortgage Assoc.

FSB—Federal Saving Bank

MTN—Medium Term Note

NR—Not Rated by Moodys or Standard & Poor’s

TBA—To Be Announced

TIPS—Treasury Inflation Protected Securities

BRL—Brazilian Real

CAD—Canadian Dollar

CNY—Chinese Yuan

EUR—Euro

GBP—British Pound

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MYR—Malaysian Ringgit

TWD—New Taiwanese Dollar

#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.
†	The ratings reflected are as of April 30, 2010. Ratings of certain bonds may have changed subsequent to that date.
(c)	Indicates a variable rate security.
(d)	Standard & Poor’s rating.
(g)	Indicates a security or securities that have been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(m)	Repurchase agreement is collateralized by United States Treasury.
(n)	Rates shown are the effective yields at purchase date.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

See Notes to Financial Statements.

108	THE TARGET PORTFOLIO TRUST

(x)	Other assets in excess of other liabilities includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency contracts, interest rate and credit default swaps as follows:

Futures contracts open at April 30, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2010	Unrealized Appreciation(1)
Long Positions:
3	90 Day Euro EURIBOR	Jun 10	$983,061	$990,550	$7,489
119	90 Day Euro EURIBOR	Sep 10	39,228,557	39,246,265	17,708
96	90 Day Euro EURIBOR	Dec 10	31,551,940	31,624,105	72,165
27	90 Day Euro EURIBOR	Jun 11	8,832,717	8,871,362	38,645
27	90 Day Euro EURIBOR	Sep 11	8,813,976	8,856,083	42,107
148	90 Day Euro Dollar	Jun 10	36,516,887	36,826,100	309,213
94	90 Day Euro Dollar	Sep 10	23,072,325	23,356,650	284,325
49	2 Year Euro-Schatz	Jun 10	7,082,903	7,123,679	40,776
112	10 Year U.S. Treasury Notes	Jun 10	12,981,828	13,205,500	223,672
44	30 Year U.S. Treasury Bonds	Jun 10	5,307,922	5,457,375	149,453

					$1,185,553

Forward foreign currency exchange contracts outstanding at April 30, 2010:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Brazilian Real,
Expiring 06/02/10	Hong Kong & Shanghai Bank	BRL	482	$266,767	$275,411	$8,644
British Pound,
Expiring 06/24/10	Citigroup Global Markets	GBP	246	377,659	376,306	(1,353)
Expiring 06/24/10	Royal Bank of Scotland	GBP	284	436,835	434,435	(2,400)
Expiring 06/24/10	Royal Bank of Scotland	GBP	94	143,425	143,792	367
Canadian Dollar,
Expiring 05/04/10	UBS Securities	CAD	9,944	9,887,640	9,789,444	(98,196)
Chinese Yuan,
Expiring 01/10/11	JPMorgan Chase	CNY	1,677	251,000	249,333	(1,667)
Expiring 02/13/12	Barclays Capital Group	CNY	7,579	1,178,220	1,172,341	(5,879)
Expiring 02/13/12	Barclays Capital Group	CNY	3,197	495,753	494,430	(1,323)
Expiring 02/13/12	Citigroup Global Markets	CNY	6,222	968,274	962,394	(5,880)
Expiring 02/13/12	Citigroup Global Markets	CNY	4,379	680,286	677,365	(2,921)
Expiring 02/13/12	Citigroup Global Markets	CNY	3,046	472,412	471,078	(1,334)
Expiring 02/13/12	Deutsche Bank	CNY	3,029	470,186	468,567	(1,619)
Expiring 02/13/12	Deutsche Bank	CNY	2,916	452,501	450,978	(1,523)
Expiring 02/13/12	JPMorgan Chase	CNY	3,691	574,000	570,958	(3,042)
Expiring 02/13/12	JPMorgan Chase	CNY	3,084	478,654	477,043	(1,611)
Expiring 02/13/12	UBS Securities	CNY	2,435	378,083	376,576	(1,507)
Expiring 04/07/11	JPMorgan Chase	CNY	4,875	735,000	728,459	(6,541)
Expiring 04/28/11	Citigroup Global Markets	CNY	1,296	196,000	195,982	(18)
Expiring 04/28/11	JPMorgan Chase	CNY	1,555	235,000	235,014	14
Expiring 06/07/10	Barclays Capital Group	CNY	3,988	592,000	585,512	(6,488)
Expiring 06/07/10	Barclays Capital Group	CNY	3,973	590,000	583,274	(6,726)
Expiring 06/07/10	Citigroup Global Markets	CNY	1,588	236,000	233,102	(2,898)
Expiring 06/07/10	Citigroup Global Markets	CNY	1,286	191,000	188,823	(2,177)
Expiring 06/07/10	JPMorgan Chase	CNY	4,147	616,000	608,797	(7,203)
Expiring 06/07/10	JPMorgan Chase	CNY	1,388	206,000	203,742	(2,258)
Expiring 06/07/10	Maybank	CNY	4,503	669,000	661,128	(7,872)
Expiring 06/07/10	UBS Securities	CNY	2,391	355,000	350,953	(4,047)

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	109

Total Return Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2010 (Unaudited)

Forward foreign currency exchange contracts outstanding at April 30, 2010 (continued):

Purchase Contracts (continued)	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Expiring 06/15/11	Hong Kong & Shanghai Bank	CNY	2,986	$449,000	$449,194	$194
Expiring 11/04/11	Deutsche Bank	CNY	2,943	461,000	450,030	(10,970)
Expiring 11/17/10	Deutsche Bank	CNY	10,657	1,605,653	1,579,895	(25,758)
Expiring 11/17/10	Goldman Sachs & Co.	CNY	7,713	1,163,000	1,143,481	(19,519)
Expiring 11/23/10	Bank of America	CNY	21,412	3,220,275	3,175,417	(44,858)
Expiring 11/23/10	Barclays Capital Group	CNY	782	118,000	116,015	(1,985)
Euro,
Expiring 05/24/10	Royal Bank of Scotland	EUR	4,529	6,144,516	6,030,683	(113,833)
South Korean Won,
Expiring 11/12/10	Barclays Capital Group	KRW	117,820	100,000	105,782	5,782
Expiring 11/12/10	Barclays Capital Group	KRW	117,640	100,000	105,621	5,621
Expiring 11/12/10	Citigroup Global Markets	KRW	163,695	140,000	146,971	6,971
Expiring 11/12/10	Citigroup Global Markets	KRW	163,464	140,000	146,763	6,763
Expiring 11/12/10	Citigroup Global Markets	KRW	162,666	140,000	146,047	6,047
Expiring 11/12/10	Citigroup Global Markets	KRW	161,658	140,000	145,142	5,142
Expiring 11/12/10	Citigroup Global Markets	KRW	81,746	70,000	73,394	3,394
Expiring 11/12/10	Citigroup Global Markets	KRW	81,130	70,000	72,841	2,841
Expiring 11/12/10	Deutsche Bank	KRW	151,138	130,000	135,696	5,696
Expiring 11/12/10	Goldman Sachs & Co.	KRW	82,110	70,000	73,721	3,721
Expiring 11/12/10	JPMorgan Chase	KRW	297,895	260,000	267,460	7,460
Expiring 11/12/10	JPMorgan Chase	KRW	163,779	140,000	147,046	7,046
Expiring 11/12/10	JPMorgan Chase	KRW	125,262	106,001	112,464	6,463
Expiring 11/12/10	Morgan Stanley	KRW	310,797	270,000	279,043	9,043
Expiring 11/12/10	UBS Securities	KRW	906,705	799,000	814,069	15,069
Taiwan Dollar,
Expiring 06/10/10	Hong Kong & Shanghai Bank	TWD	20,493	656,000	657,681	1,681
Expiring 06/10/10	Hong Kong & Shanghai Bank	TWD	20,480	656,000	657,260	1,260

				$39,281,140	$38,996,953	$(284,187)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
British Pound,
Expiring 06/24/10	Barclays Capital Group	GBP	1,624	$2,450,616	$2,484,234	$(33,618)
Canadian Dollar,
Expiring 05/04/10	Deutsche Bank	CAD	9,944	9,850,294	9,789,444	60,850
Expiring 07/07/10	UBS Securities	CAD	9,944	9,886,814	9,788,650	98,164
Chinese Yuan,
Expiring 06/07/10	Bank of America	CNY	21,412	3,164,588	3,143,378	21,210

See Notes to Financial Statements.

110	THE TARGET PORTFOLIO TRUST

Forward foreign currency exchange contracts outstanding at April 30, 2010 (continued):

Sale Contracts (continued)	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Expiring 06/07/10	Barclays Capital Group	CNY	312	$46,000	$45,795	$205
Expiring 06/07/10	Deutsche Bank	CNY	1,540	227,380	226,156	1,224
Expiring 11/17/10	Barclays Capital Group	CNY	7,579	1,130,929	1,123,685	7,244
Expiring 11/17/10	Barclays Capital Group	CNY	4,568	680,286	677,239	3,047
Expiring 11/17/10	Citigroup Global Markets	CNY	6,222	929,231	922,452	6,779
Expiring 11/23/10	Barclays Capital Group	CNY	3,329	495,753	493,766	1,987
Expiring 11/23/10	Citigroup Global Markets	CNY	3,172	472,412	470,455	1,957
Expiring 11/23/10	Deutsche Bank	CNY	3,157	470,186	468,239	1,947
Expiring 11/23/10	Deutsche Bank	CNY	3,040	452,501	450,828	1,673
Expiring 11/23/10	JPMorgan Chase	CNY	3,845	574,000	570,261	3,739
Expiring 11/23/10	JPMorgan Chase	CNY	3,215	478,654	476,814	1,840
Expiring 11/23/10	UBS Securities	CNY	2,435	362,059	361,069	990
Euro,
Expiring 05/24/10	UBS Securities	EUR	21,147	28,310,821	28,158,725	152,096
Indian Rupee,
Expiring 03/09/11	Barclays Capital Group	INR	139	3,000	3,052	(52)
Expiring 03/09/11	UBS Securities	INR	480	10,359	10,538	(179)
Japanese Yen,
Expiring 05/17/10	Goldman Sachs & Co.	JPY	79,020	849,142	841,354	7,788
Malaysian Ringgit,
Expiring 06/14/10	Morgan Stanley	MYR	1	431	463	(32)
Expiring 10/12/10	Citigroup Global Markets	MYR	16	4,607	4,906	(299)
South Korean Won,
Expiring 11/12/10	Barclays Capital Group	KRW	312,327	263,790	280,417	(16,627)
Expiring 11/12/10	Citigroup Global Markets	KRW	304,840	257,629	273,695	(16,066)
Expiring 11/12/10	Royal Bank of Scotland	KRW	305,263	258,194	274,075	(15,881)
Expiring 11/12/10	Royal Bank of Scotland	KRW	229,847	195,000	206,364	(11,364)
Expiring 11/12/10	Royal Bank of Scotland	KRW	229,808	195,000	206,328	(11,328)

				$62,019,676	$61,752,382	$267,294

(1)	Cash of $950,000 has been segregated to cover requirements for open forward foreign currency exchange contracts at April 30, 2010.

Interest rate swap agreements outstanding at April 30, 2010:

Counterparty	Termination Date	Notional Amount (000)		Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized (Depreciation)
UBS AG(1)	01/02/12	BRL	6,600	10.58%	Brazilian interbank lending rate	$(106,440)	$(55,546)	$(50,894)
UBS AG(1)	01/02/12	BRL	900	11.02%	Brazilian interbank lending rate	(1,483)	—	(1,483)
Merrill Lynch & Co.(1)	01/02/02	BRL	12,500	10.99%	Brazilian interbank lending rate	(28,544)	22,671	(51,215)
Barclays Bank PLC(1)	01/02/14	BRL	8,700	11.99%	Brazilian interbank lending rate	(46,052)	2,738	(48,790)

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	111

Total Return Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2010 (Unaudited)

Interest rate swap agreements outstanding at April 30, 2010 (continued):

Counterparty	Termination Date	Notional Amount (000)		Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized (Depreciation)
Goldman Sachs & Co.(1)	01/02/14	BRL	1,120	11.96%	Brazilian interbank lending rate	$(63,104)	$(6,350)	$(56,754)

						$(245,623)	$(36,487)	$(209,136)

(1)	Portfolio pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding at April 30, 2010:

Counterparty	Termination Date	Notional Amount# (000)(3)	Fixed Rate	Reference Entity/ Obligation	Implied Credit Spread at April 30, 2010(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Credit default swaps on corporate and/or sovereign issues—Sell Protection(2):
Deutsche Bank	09/20/10	$900	5.00%	Sprint Nextel Corp., 6.00%, due 12/01/16	1.841%	$16,463	$6,637	$9,826

The Portfolio entered into credit default swap agreements on corporate issues, sovereign issues, asset-backed securities and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness

Counterparty	Termination Date	Notional Amount# (000)(3)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps—Buy Protection(1):
Deutsche Bank	06/20/16	$1,100	0.72%	AutoZone, Inc., 6.95%, due 06/15/16	$10,800	$—	$10,800
UBS AG	06/20/17	1,200	0.56%	Cardinal Health, Inc., 6.00%, due 06/15/17	16,958	—	16,958
Barclays Bank PLC	06/20/15	400	0.15%	CitiFinancial, 6.625%, 06/01/15	28,391	—	28,391
Goldman Sachs & Co.	03/20/18	1,600	1.65%	CSX Corp., 6.25%, due 03/15/18	(118,135)	—	(118,135)
Barclays Bank PLC	09/20/11	400	0.58%	DaimlerChrysler NA Holdings, 5.75%, due 09/08/11	(1,260)	—	(1,260)
Bank of America Securities LLC	03/20/17	1,000	0.80%	Donnelley (R.R.) & Sons, 6.125%, due 01/15/17	70,288	—	70,288
Merrill Lynch & Co.	12/20/11	363	0.00%	Dow Jones CDX HY7 Index	119,456	43,975	75,481
Deutsche Bank	06/20/18	4,646	1.50%	Dow Jones CDX IG10 10Y Index	(110,174)	(62,643)	(47,531)

See Notes to Financial Statements.

112	THE TARGET PORTFOLIO TRUST

Credit default swap agreements outstanding at April 30, 2010 (continued):

Counterparty	Termination Date	Notional Amount# (000)(3)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	06/20/18	$4,259	1.50%	Dow Jones CDX IG10 10Y Index	$(100,827)	$(136,679)	$35,852
Morgan Stanley & Co.	06/20/18	11,035	1.50%	Dow Jones CDX IG10 10Y Index	(262,365)	(270,444)	8,079
Goldman Sachs & Co.	06/20/13	6,098	1.55%	Dow Jones CDX IG10 5Y Index	(130,289)	53,813	(184,102)
Barclays Bank PLC	12/20/17	1,258	0.80%	Dow Jones CDX IG9 10Y Index	32,031	12,373	19,658
Goldman Sachs & Co.	12/20/17	1,646	0.80%	Dow Jones CDX IG9 10Y Index	41,887	21,919	19,968
Morgan Stanley & Co.	12/20/17	1,839	0.80%	Dow Jones CDX IG9 10Y Index	46,814	33,428	13,386
Deutsche Bank	03/20/14	700	1.25%	Embarq Corp., 7.08%, due 06/01/16	(6,973)	—	(6,973)
Deutsche Bank	03/20/14	600	1.27%	Embarq Corp., 7.08%, due 06/01/16	(6,438)	—	(6,438)
Deutsche Bank	03/20/14	600	1.43%	Embarq Corp., 7.08%, due 06/01/16	(9,992)	—	(9,992)
Morgan Stanley & Co.	03/20/14	200	1.30%	Embarq Corp., 7.08%, due 06/01/16	(2,376)	—	(2,376)
Deutsche Bank	09/20/16	200	0.51%	Goodrich Corp., 6.29%, due 07/01/16	1,986	—	1,986
Barclays Bank PLC	03/20/11	200	0.37%	iStar Financial, Inc., 5.80%, due 03/15/11	19,086	—	19,086
Bank of America Securities LLC	09/20/17	1,900	2.29%	Limited Brands, Inc., 6.90%, due 07/15/17	(52,160)	—	(52,160)
UBS AG	06/20/17	200	0.48%	Newell Rubbermaid, Inc., 6.75%, due 03/15/12	10,300	—	10,300
Morgan Stanley & Co.	06/20/14	4,200	0.76%	Pearson Dollar, 5.70%, due 06/01/14	(47,277)	—	(47,277)
JPMorgan Chase	03/20/12	1,000	0.55%	Sprint Capital Corp., 8.375%, due 03/15/12	38,347	—	38,347
Morgan Stanley & Co.	06/20/12	300	0.11%	Target Corp., 5.875%, due 03/01/12	1,022	—	1,022

					$(410,900)	$(304,258)	$(106,642)

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	113

Total Return Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2010 (Unaudited)

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$10,583,252	$—
Bank Loans	—	2,771,951	—
Convertible Bond	—	1,218,000	—
Corporate Bonds	—	99,162,750	—
Foreign Government Bonds	—	18,753,356	—
Municipal Bonds	—	10,021,264	—
Residential Mortgage-Backed Securities	—	11,314,292	—
U.S. Government Mortgage-Backed Obligations	—	65,932,643	—
U.S. Treasury Obligations	—	75,500,178	—
Repurchase Agreement	—	28,300,000	—
Options Written	(60,523)	(660,957)	—
Affiliated Money Market Mutual Fund	1,408,218	—	—
Securities Sold Short—U.S. Government Mortgage-Backed Obligations	—	(25,096,402)	—
Other Financial Instruments*
Futures	1,185,553	—	—
Forward foreign currency exchange contracts	—	(16,893)	—
Interest rate swap agreements	—	(209,136)	—
Credit default swap agreements	—	(96,816)	—

Total	$2,533,248	$297,477,482	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

114	THE TARGET PORTFOLIO TRUST

The industry classification of investments and other assets in excess of other liabilities shown as a percentage of net assets as of April 30, 2010 were as follows:

U.S. Treasury Obligations	22.7%
U.S. Government Mortgage-Backed Obligations	19.9
Financial—Bank & Trust	9.8
Financial Services	8.8
Repurchase Agreements	8.5
Foreign Government Bonds	5.7
Residential Mortgage-Backed Securities	3.4
Asset-Backed Securities	3.2
Municipal Bonds	3.0
Telecommunications	2.1
Insurance	2.0
Paper & Forest Products	1.1
Bank Loan	0.8
Utilities	0.8
Hotels & Motels	0.8
Retail & Merchandising	0.6
Transportation	0.5
Construction	0.5
Automobile Manufacturers	0.5
Oil, Gas & Consumable Fuels	0.4
Affiliated Money Market Mutual Fund	0.4
Tobacco	0.4
Computer Services & Software	0.4
Pharmaceuticals	0.4
Automotive Parts	0.4
Printing & Publishing	0.3
Pipelines	0.1
Airlines	0.1
Household/Personal Care	0.1
Aerospace	0.1
Real Estate Investment Trusts	0.1

97.9
Options Written and Securities Sold Short	(7.8)
Other assets in excess of other liabilities	9.9

100.0%

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	115

Intermediate-Term Bond Portfolio	Portfolio of Investments As of April 30, 2010 (Unaudited)

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
		LONG-TERM INVESTMENTS—120.8%

		ASSET-BACKED SECURITIES—3.4%
		BA Credit Card Trust, Series 2008-A5, Class A5
Aaa	$400	1.454%(c), 12/16/13	$404,828
		Ford Credit Auto Owner Trust, Series 2009-A, Class A3B
Aaa	2,400	2.754%(c), 05/15/13	2,454,946
		Series 2009-E, Class A2
Aaa	2,100	0.80%, 03/15/12	2,100,619
		Securitized Asset Backed Receivables LLC Trust, Series 2007-BR5, Class A2A
B3	406	0.393%(c), 05/25/37	285,119
		SLM Student Loan Trust, Series 2006-8, Class A2
Aaa	223	0.316%(c), 10/25/16	222,363
		Series 2008-9, Class A
Aaa	2,121	1.816%(c), 04/25/23	2,199,379
		Small Business Administration Participation Certificates, Series 2008-20A, Class 1
AAA(d)	209	5.17%, 01/01/28	223,525
		Series 2008-20D, Class 1, Pass-Through Certificates,
AAA(d)	412	5.37%, 04/01/28	446,218
		Wells Fargo Home Equity Trust, Series 2005-2, Class AII2
Aaa	46	0.503%(c), 10/25/35	44,821

		TOTAL ASSET-BACKED SECURITIES (cost $8,409,986)	8,381,818

		BANK LOANS(c)(g)—0.6%
		First Data Corp., Term B2
B+(d)	928	3.03%, 09/24/14	833,521
B+(d)	49	3.04%, 09/24/14	43,953
		International Lease Finance, Term B2
Baa-(d)	500	6.75%, 03/17/16	505,375

		TOTAL BANK LOANS (cost $1,427,945)	1,382,849

		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.8%
		Credit Suisse Mortgage Capital Certificates, Series 2010-RR1, Class 3A, 144A
AAA(d)	600	5.837%(c), 06/10/49	611,424
		Series 2010-RR1, Class 2A, 144A
AAA(d)	600	5.84%(c), 09/15/40	602,866

See Notes to Financial Statements.

116	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
		COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
		GE Capital Commercial Mortgage Corp., Series 2002-3A, Class A1
AAA(d)	$117	4.229%, 12/10/37	$118,588
		GS Mortgage Securities Corp. II, Series 2001-1285, Class A1, 144A
Aaa	193	6.044%, 08/15/18	198,965
		Merrill Lynch Floating Trust, Series 2008-LAQA, Class A1, 144A
Aaa	400	0.79%(c), 07/09/21	366,442

		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $1,834,492)	1,898,285

		CORPORATE BONDS—73.8%
		Airlines—0.2%
		United Airlines, Inc., Equipment Trust(g)(i)
CAA(d)	1,077	10.85%, 02/19/15	420,041

		Chemicals—0.4%
		Potash Corp. of Saskatchewan, Inc., Sr. Unsec’d. Notes (Canada)
Baa1	800	5.25%, 05/15/14	876,616

		Commercial Banks—22.0%
		ANZ National International Ltd., Bank Gtd. Notes, 144A (New Zealand)
Aa2	2,200	6.20%, 07/19/13	2,425,632
		Banco do Brasil SA, Sr. Unsec’d. Notes, 144A (Brazil)
Baa2	1,100	4.50%, 01/22/15	1,102,108
		Banco Santander Chile, Sr. Unsec’d. Notes, 144A (Chile)
Aa3	1,200	1.56%(c), 04/20/12	1,199,288
		Bank of America Corp., Sr. Unsec’d. Notes
A2	600	0.756%(c), 09/11/12	591,395
		Sr. Unsec’d. Notes, MTN
A2	2,000	0.587%(c), 09/15/14	1,910,210
		Bank of Tokyo-Mitsubishi UFJ Ltd., Sr. Unsec’d. Notes, 144A (Japan)
Aa2	1,000	2.60%, 01/22/13	1,016,049
		Barclays Bank PLC, (United Kingdom) Gov’t. Liquid Gtd. Notes, 144A
Aaa	3,380	2.70%, 03/05/12	3,463,500
		Sr. Unsec’d. Notes
Aa3	2,300	5.45%, 09/12/12	2,479,478
		Canadian Imperial Bank of Commerce, Covered, 144A (Canada)
Aaa	500	2.00%, 02/04/13	504,824

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	117

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2010 (Unaudited)

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)
			CORPORATE BONDS (continued)

			Commercial Banks (continued)
			Commonwealth Bank of Australia, Sr. Unsec’d. Notes, 144A (Australia)
Aa1		$2,400	0.821%(c), 03/19/13	$2,403,838
Aa1		1,000	3.50%, 03/19/15	1,006,171
			ING Bank NV, (Netherlands) Sr. Notes, 144A
Aa3		2,000	0.928%(c), 01/13/12	1,995,632
			Sr. Unsec’d. Notes, 144A
Aa3		1,200	1.09%(c), 03/30/12	1,199,893
			National Australia Bank Ltd., Gov’t. Liquid Gtd. Notes, 144A (Australia)
Aaa		7,000	2.55%, 01/13/12	7,167,307
			Nykredit Realkredit A/S, Covered (Denmark)
Aaa	DKK	16,500	4.00%, 01/01/11	2,997,563
			Rabobank Nederland NV, Jr. Sub. Notes, 144A (Netherlands)
A2		1,200	11.00%(c), 06/29/49	1,543,740
			Royal Bank of Scotland Group PLC, (United Kingdom) Gov’t. Liquid Gtd. Notes, 144A
Aaa		2,900	0.512%(c), 03/30/12	2,901,966
			Sub. Notes
Ba2		1,100	5.05%, 01/08/15	1,063,015
			Royal Bank of Scotland PLC (The), (United Kingdom) Gov’t. Liquid Gtd. Notes, 144A
Aaa		2,300	2.625%, 05/11/12	2,352,270
Aaa		2,000	3.00%, 12/09/11	2,056,126
			Gov’t. Liquid Gtd. Notes, MTN
Aaa		1,000	1.213%(c), 04/23/12	1,013,201
Aaa		2,400	2.65%, 04/23/12	2,462,669
			Scotland International Finance No. 2 BV, Bank Gtd. Notes, 144A (Netherlands)(g)
Baa3		1,950	7.70%, 08/15/10	1,979,468
			Westpac Banking Corp., (Australia) Gov’t. Liquid Gtd. Notes,
Aaa		4,000	144A 3.25%, 12/16/11	4,135,200
			Sr. Unsec’d. Notes
Aa1		2,300	2.25%, 11/19/12	2,327,455

				53,297,998

			Diversified Financial Services—19.7%
			Allstate Life Global Funding Trusts, Sr. Sec’d. Notes, MTN
Aa2		2,300	5.375%, 04/30/13	2,525,306

See Notes to Financial Statements.

118	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)
			CORPORATE BONDS (continued)

			Diversified Financial Services (continued)
			American Express Bank FSB, Sr. Unsec’d. Notes
Aa3		$950	5.50%, 04/16/13	$1,026,853
			American Express Credit Corp., Sr. Unsec’d. Notes, MTN
Aa3		1,800	5.875%, 05/02/13	1,967,940
			Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes
Aa3		600	0.46%(c), 08/15/11	600,473
Baa1		900	7.25%, 02/01/18	1,038,255
			Sr. Unsec’d. Notes, MTN
Aa3		1,000	6.95%, 08/10/12	1,110,745
			BRFkredit A/S, Gov’t. Liquid Notes (Denmark)
Aaa		1,000	0.54%(c), 04/15/13	999,526
			Capital One Bank USA NA, Sub. Notes
A3		2,300	6.50%, 06/13/13	2,540,759
			Citigroup, Inc., FDIC Gtd. Notes
Aaa		3,000	2.125%, 04/30/12	3,060,210
			Sr. Unsec’d. Notes
A3		2,100	0.34%(c), 05/18/11	2,089,036
A3		3,600	5.50%, 04/11/13	3,801,668
A3		500	6.50%, 08/19/13	540,883
			Countrywide Financial Corp., Gtd. Notes, MTN
A2		500	5.80%, 06/07/12	532,087
			Credit Agricole SA, Notes, 144A (France)
Aa1		600	0.599%(c), 02/02/12	599,689
			Credit Suisse/New York, NY, Sr. Unsec’d. Notes, MTN (Switzerland)
Aa1		750	3.50%, 03/23/15	756,354
Aa1		2,200	5.00%, 05/15/13	2,367,347
			General Electric Capital Corp., FDIC Gtd. Notes, MTN
Aaa		12,000	2.25%, 03/12/12	12,272,172
			Sub. Notes, 144A
Aa3	EUR	1,000	5.50%(c), 09/15/67	1,191,649
			HSBC Finance Corp., Sr. Unsec’d. Notes
A3		400	0.586%(c), 04/24/12	395,396
A3		300	0.682%(c), 06/01/16	282,597
			Lehman Brothers Holdings, Inc.,(i) Sr. Unsec’d. Notes, MTN
NR		1,800	2.85%, 12/23/24	389,250
D(d)		600	5.625%, 01/24/13	133,500

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	119

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2010 (Unaudited)

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
		CORPORATE BONDS (continued)

		Diversified Financial Services (continued)
		Macquarie Bank Ltd., Gov’t. Liquid Gtd. Notes, 144A (Australia)
Aaa	$2,300	3.30%, 07/17/14	$2,373,708
		MassMutual Global Funding II, Sr. Sec’d. Notes, 144A
Aa2	1,200	2.875%, 04/21/14	1,205,134
		Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN
A2	700	0.516%(c), 07/25/11	696,168
A2	1,400	6.15%, 04/25/13	1,514,960
		Morgan Stanley, Sr. Unsec’d. Notes, MTN
A2	1,600	6.00%, 04/28/15	1,709,750

			47,721,415

		Diversified Manufacturing—0.7%
		AngloGold Ashanti Holdings PLC, Sr. Notes (United Kingdom)
Baa3	600	5.375%, 04/15/20	606,613
		Siemens Financieringsmaatschappij NV, Gtd. Notes, 144A (Netherlands)
A1	1,000	5.50%, 02/16/12	1,071,333

			1,677,946

		Electric—1.2%
		Dayton Power & Light Co. (The), First Mortgage
Aa3	500	5.125%, 10/01/13	550,506
		Public Service Electric & Gas Co., Sec’d. Notes, MTN
A2	2,300	5.30%, 05/01/18	2,452,350

			3,002,856

		Financial—Bank & Trust—10.7%
		BNP Paribas Capital Trust, Sub. Notes, 144A
Baa1	250	9.003%(c), 12/29/49	245,000
		Dexia Credit Local, Gov’t. Liquid Gtd. Notes, 144A (France)
Aa1	3,000	0.544%(c), 01/12/12	2,998,359
Aa1	2,000	0.652%(c), 03/05/13	2,001,492
Aa1	2,000	0.81%(c), 04/29/14	1,997,540
Aa1	2,200	0.928%(c), 09/23/11	2,214,880

See Notes to Financial Statements.

120	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
		CORPORATE BONDS (continued)

		Financial—Bank & Trust (continued)
		Lloyds TSB Bank PLC, Gov’t. Liquid Gtd. Notes, 144A (United Kingdom)
Aaa	$4,500	2.30%, 04/01/11	$4,571,149
		NIBC Bank NV, Gov’t. Liquid Gtd. Notes, 144A (Netherlands)
Aaa	2,400	2.80%, 12/02/14	2,405,095
		Santander US Debt SA Unipersonal, Bank Gtd. Notes, 144A (Spain)
Aa2	400	1.089%(c), 03/30/12	400,487
		Swedbank AB, Gov’t. Liquid Gtd. Notes, 144A (Sweden)
Aaa	2,200	0.75%(c), 01/14/13	2,193,968
Aaa	2,300	2.80%, 02/10/12	2,364,545
		UBS AG, Sr. Unsec’d. Notes, MTN (Switzerland)
Aa3	1,900	1.352%(c), 02/23/12	1,912,067
		Wachovia Corp., Sr. Unsec’d. Notes, MTN
A1	350	2.02%(c), 05/01/13	360,484
		Westpac Securities NZ Ltd., Gov’t. Liquid Gtd. Notes, 144A (New Zealand)
Aaa	2,200	3.45%, 07/28/14	2,251,443

			25,916,509

		Financial Services—2.8%
		Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes
B1	1,000	7.875%, 06/15/10	1,005,279
B1	1,100	8.625%, 11/01/10	1,130,082
		International Lease Finance Corp., Sr. Unsec’d. Notes
B1	800	4.875%, 09/01/10	799,987
		Sr. Unsec’d. Notes, MTN
B1	700	0.472%(c), 05/24/10	699,988
B1	1,200	5.625%, 09/15/10	1,198,686
		Societe Financement de l’Economie Francaise, Gov’t. Liquid Gtd. Notes, 144A (France)
Aaa	2,000	2.25%, 06/11/12	2,037,323

			6,871,345

		Healthcare—Services—0.2%
		HCA, Inc., Sr. Sec’d. Notes, 144A
Ba3	500	7.25%, 09/15/20	523,125

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	121

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2010 (Unaudited)

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
		CORPORATE BONDS (continued)

		Hotels—0.3%
		MGM Mirage, Sr. Unsec’d. Notes, 144A
B1	$700	9.00%, 03/15/20	$735,000

		Insurance—2.8%
		American International Group, Inc., Jr. Sub. Debs.
Aa3	500	8.175%(c), 05/15/68	433,125
		Sr. Unsec’d. Notes
Aa3	160	4.25%, 05/15/13	156,266
		Metropolitan Life Global Funding I, Sr. Sec’d. Notes, 144A
Aa3	2,000	2.154%(c), 06/10/11	2,030,456
		Monumental Global Funding III, Sr. Sec’d. Notes, 144A
A1	1,000	0.486%(c), 01/25/13	975,307
		Ohio National Financial Services, Inc., Sr. Notes, 144A
Baa1	1,000	6.375%, 04/30/20	1,026,323
		Sun Life Financial Global Funding LP, Gtd. Notes, 144A
A1	2,200	0.542%(c), 10/06/13	2,130,320

			6,751,797

		Machinery & Equipment—0.1%
		Kinder Morgan Finance Co. ULC, Gtd. Notes (Canada)
Ba1	300	5.35%, 01/05/11	305,070

		Metals & Mining—1.0%
A1	2,200	BHP Billiton Finance USA Ltd., Gtd. Notes (Australia) 5.125%, 03/29/12	2,352,790

		Oil, Gas & Consumable Fuels—2.4%
Baa2	2,000	Alberta Energy Co. Ltd., Sr. Unsec’d. Notes (Canada) 7.65%, 09/15/10	2,048,420
Baa2	1,100	Cenovus Energy, Inc., Sr. Unsec’d. Notes, 144A (Canada) 4.50%, 09/15/14	1,158,151
Baa2	2,500	XTO Energy, Inc., Sr. Unsec’d. Notes 4.625%, 06/15/13	2,686,880

			5,893,451

See Notes to Financial Statements.

122	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
		CORPORATE BONDS (continued)

		Real Estate Investment Trust—0.5%
Baa3	$1,200	Ventas Realty LP, Gtd. Notes 6.75%, 04/01/17	$1,234,500

		Savings & Loan—1.0%
Aaa	2,300	Nationwide Building Society, Gov’t. Liquid Gtd. Notes, 144A (United Kingdom) 0.43%(c), 05/17/12	2,294,494

		Telecommunications—6.2%
A2	600	America Movil SAB de CV, Gtd. Notes, 144A (Mexico) 3.625%, 03/30/15	607,904
A2	2,700	Cellco Partnership / Verizon Wireless Capital LLC, Sr. Unsec’d. Notes 2.851%(c), 05/20/11	2,772,198
A2	750	3.75%, 05/20/11	771,856
Baa1	1,700	Deutsche Telekom International Finance BV, Gtd. Notes (Netherlands) 8.50%, 06/15/10	1,714,198
A3	2,300	France Telecom SA, Sr. Unsec’d. Notes (France) 7.75%, 03/01/11	2,429,794
		Sprint Capital Corp., Gtd. Notes
Ba3	1,800	7.625%, 01/30/11	1,847,250
		Sprint Nextel Corp., Unsec’d. Notes
Ba3	500	0.688%(c), 06/28/10	498,462
Baa2	500	Telecom Italia Capital SA, Gtd. Notes (Luxembourg) 6.175%, 06/18/14	537,147
Baa1	1,247	Telefonica Emisiones SAU, Gtd. Notes (Spain) 0.58%(c), 02/04/13	1,224,170
		Vodafone Group PLC, Sr. Unsec’d. Notes (United Kingdom)
Baa1	2,600	4.15%, 06/10/14	2,718,394

			15,121,373

		Tobacco—0.5%
Baa1	1,000	Altria Group, Inc., Gtd. Notes 8.50%, 11/10/13	1,175,428

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	123

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2010 (Unaudited)

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)
			CORPORATE BONDS (continued)

			Utilities—1.1%
Baa2		$2,400	Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes 5.80%, 03/01/21	$2,567,074

			TOTAL CORPORATE BONDS (cost $176,219,144)	178,738,828

			FOREIGN GOVERNMENT BONDS—1.5%
Baa3	BRL	1,200	Republic of Brazil, Sr. Unsec’d. Notes 10.25%, 01/10/28	698,116
Ba1		1,500	Republic of Panama, Sr. Unsec’d. Notes 9.375%, 04/01/29	2,079,960
A3		750	Republic of South Africa, Sr. Unsec’d. Notes 5.875%, 05/30/22	773,437

			TOTAL FOREIGN GOVERNMENT BONDS (cost $2,894,322)	3,551,513

			MUNICIPAL BONDS—1.4%

			California—0.7%
A1		1,000	State of California, Revenue Bonds 5.65%, 04/01/39	1,072,680
Baa3		800	Tobacco Securitization Authority of Southern California, Revenue Bonds 5.00%, 06/01/37	623,616

				1,696,296

			Illinois—0.4%
Aa3		1,000	Illinois State Toll Highway Authority, Revenue Bonds 5.293%, 01/01/24	1,002,580

			West Virginia—0.3%
Baa3		960	Tobacco Settlement Financial Authority of West Virginia, Revenue Bonds 7.467%, 06/01/47	779,674

			TOTAL MUNICIPAL BONDS (cost $3,586,877)	3,478,550

			RESIDENTIAL MORTGAGE-BACKED SECURITIES—5.1%
Aaa		220	American Home Mortgage Investment Trust, Series 2004-4, Class 5A 2.387%(c), 02/25/45	200,252

See Notes to Financial Statements.

124	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)
			RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Aaa		$277	Bank of America Funding Corp., Series 2006-A, Class 1A1 4.45%(c), 02/20/36	$263,744
Aaa		407	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 11A2 3.093%(c), 11/25/34	386,289
Aaa		857	Series 2004-8, Class 13A1 3.62%(c), 11/25/34	736,377
B3		747	Bear Stearns Alt-A Trust, Series 2006-6, Class 31A1 5.569%(c), 11/25/36	515,476
Aaa		673	Series 2006-6, Class 32A1 5.58%(c), 11/25/36	452,459
			Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class A2A
AA-(d)		274	4.70%(c), 12/25/35	252,480
BB+(d)		1,511	Series 2006-AR1, Class 1A1 2.81%(c), 10/25/35	1,301,027
AAA(d)		80	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1 6.25%, 12/25/33	81,269
Aa3		131	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-R4, Class 2A, 144A 6.50%(c), 01/25/34	124,281
Aaa		807	Series 2004-25, Class 1A1 0.593%(c), 02/25/35	598,137
Aaa		22	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1 6.50%, 04/25/33	22,358
AA+(d)	EUR	800	EMF-Nl, Series 2008-APRX, Class A2 (Netherlands) 1.48%(c), 04/17/41	796,618
Aaa		248	Federal Home Loan Mortgage Corp., Series 2892, Class BL 5.00%, 01/15/18	256,683
Aaa		56	Series 2931, Class JA 5.00%, 07/15/25	55,904
			Series 3346, Class FA
Aaa		2,343	0.484%(c), 02/15/19	2,342,919
Aaa		312	Federal National Mortgage Assoc., Series 2006-67, Class PA 5.50%, 03/25/28	322,469
Aaa		273	FHLMC Structured Pass-Through Securities, Series T-59, Class 1A2 7.00%, 10/25/43	306,454
Aaa		855	Series T-75, Class A1 0.30%(c), 12/25/36	827,371
Aaa		62	Government National Mortgage Assoc., Series 1995-2, Class KQ 8.50%, 03/20/25	69,167

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	125

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2010 (Unaudited)

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
		RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Aaa	$85	Series 2000-9, Class FG 0.856%(c), 02/16/30	$85,293
		Series 2000-9, Class FH
Aaa	126	0.756%(c), 02/16/30	126,518
Aaa	239	Series 2000-11, Class PH 7.50%, 02/20/30	259,997
Baa2	432	Greenpoint Mortgage Funding Trust, Series 2005-AR2, Class A1 0.493%(c), 06/25/45	279,441
Aaa	386	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1 2.954%(c), 09/25/35	376,306
B2	338	Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A 0.473%(c), 02/25/36	267,505
A1	289	MLCC Mortgage Investors, Inc., Series 2005-2, Class 3A 1.246%(c), 10/25/35	247,405
Aaa	408	Sequoia Mortgage Trust, Series 10, Class 2A1 0.636%(c), 10/20/27	364,256
Aa1	123	Structured Asset Mortgage Investments, Inc., Series 2005-AR5, Class A1 0.506%(c), 07/19/35	83,857
Baa3	41	Structured Asset Securities Corp., Series 2001-21A, Class 1A1 2.393%(c), 01/25/32	41,109
A1	345	Washington Mutual, Inc., Mortgage Pass-Through Certificates, Series 2002-AR6, Class A 1.86%(c), 06/25/42	284,408
		Series 2002-AR9, Class 1A
Aa2	19	1.86%(c), 08/25/42	14,344

		TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $13,712,421)	12,342,173

		U.S. GOVERNMENT AGENCY OBLIGATIONS—4.5%
		Federal Home Loan Banks, Bonds
	1,000	0.45%, 12/29/10	999,062
		Federal Home Loan Mortgage Corp., Notes
	8,000	5.00%, 04/18/17(k)	8,761,976
	400	0.19%(c), 11/09/11	399,434
	764	0.17%(c), 02/02/12	762,132

		TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $10,751,147)	10,922,604

See Notes to Financial Statements.

126	THE TARGET PORTFOLIO TRUST

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
	U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS—0.5%
	Federal National Mortgage Assoc.
$112	2.47%(c), 07/01/25	$115,983
62	3.25%(c), 08/01/24	62,625
6	5.064%(c), 12/01/30	6,413
	Government National Mortgage Assoc.
58	3.125%, 10/20/24-12/20/26	59,918
323	3.25%(c), 03/20/30	335,440
189	3.625%, 08/20/26-07/20/30	195,418
300	4.375%, 05/20/23-06/20/27	309,804
114	6.50%, 10/15/25-06/15/29	124,239

	TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $1,207,824)	1,209,840

	U.S. TREASURY OBLIGATIONS—29.2%
	U.S. Treasury Notes
30,300	1.00%, 09/30/11	30,439,653
23,000	2.25%, 01/31/15	22,913,750
3,300	2.375%, 10/31/14(k)	3,319,595
13,400	2.50%, 04/30/15	13,449,178
700	3.375%, 11/15/19	685,399

	TOTAL U.S. TREASURY OBLIGATIONS (cost $70,588,657)	70,807,575

	TOTAL LONG-TERM INVESTMENTS (cost $290,632,815)	292,714,035

	SHORT-TERM INVESTMENTS—1.4%

	REPURCHASE AGREEMENT(m)—0.9%
2,100	Credit Suisse Securities LLC, 0.20%, dated 04/30/10, due 05/03/10 in the amount of $2,100,035 (cost $2,100,000)	2,100,000

SHARES
	AFFILIATED MONEY MARKET MUTUAL FUND—0.5%
1,125,693	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (Note 3) (cost $1,125,693)(w)	1,125,693

	TOTAL SHORT-TERM INVESTMENTS (cost $3,225,693)	3,225,693

	TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—122.2% (cost $293,858,508; Note 5)	$295,939,728

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	127

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2010 (Unaudited)

NOTIONAL AMOUNT (000)#	DESCRIPTION	COUNTERPARTY	VALUE (NOTE 1)
	OPTIONS WRITTEN*—(0.1)%

	Call Options—(0.1)%
	Interest Rate Swap Options,
$3,700	Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	Barclays Capital Group	$(13,416)
1,500	Pay a fixed rate of 3.50% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	Deutsche Bank	(12,554)
2,600	Pay a fixed rate of 3.50% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	Morgan Stanley	(21,759)
2,300	Pay a fixed rate of 3.50% and receive a floating rate based on 3-month LIBOR, expiring 06/14/10	Citigroup Global Markets	(11,035)
9,100	Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR, expiring 10/29/10	Morgan Stanley	(52,897)
1,400	Pay a fixed rate of 3.25% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	Bank of America	(5,076)
	U.S. Treasury Note Futures
3,300	expiring 05/21/10, Strike Price $119.00		(8,250)
1,400	expiring 05/21/10, Strike Price $118.00		(8,531)

			(133,518)

	Put Options
	Interest Rate Swap Options,
4,000	Pay a fixed rate of 5.50% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	Barclays Capital Group	(104)
1,500	Pay a fixed rate of 4.50% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	Deutsche Bank	(6,390)
3,700	Pay a fixed rate of 4.75% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	Barclays Capital Group	(8,169)
2,300	Pay a fixed rate of 4.50% and receive a floating rate based on 3-month LIBOR, expiring 06/14/10	Citigroup Global Markets	(752)
9,100	Pay a fixed rate of 5.00% and receive a floating rate based on 3-month LIBOR, expiring 10/29/10	Morgan Stanley	(30,115)
1,400	Pay a fixed rate of 4.75% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	Bank of America	(3,091)

See Notes to Financial Statements.

128	THE TARGET PORTFOLIO TRUST

NOTIONAL AMOUNT (000)#	DESCRIPTION	COUNTERPARTY	VALUE (NOTE 1)
	OPTIONS WRITTEN* (continued)

	Put Options (continued)
$2,600	Pay a fixed rate of 4.50% and receive a floating rate based on 3-month LIBOR, expiring 08/31/10	Morgan Stanley	$(11,076)
	U.S. Treasury Note Futures
3,100	expiring 05/21/10, Strike Price $115.00		(1,453)
1,600	expiring 05/21/10, Strike Price $114.00		(500)

			(61,650)

	TOTAL OPTIONS WRITTEN (premiums received $331,172)		(195,168)

	TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—122.1% (cost $293,527,336)		295,744,560
	Other liabilities in excess of other assets(x)—(22.1)%		(53,552,004)

	NET ASSETS—100%		$242,192,556

The following abbreviations were used in the Portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FDIC—Federal Deposit Insurance Corp.

FHLMC—Federal Home Loan Mortgage Corp.

FSB—Federal Saving Bank

MTN—Medium Term Note

NR—Not Rated by Moodys or Standard & Poor’s

USA—United States of America

AUD—Australian Dollar

BRL—Brazilian Real

CNY—Chinese Yuan

DKK—Danish Krone

EUR—Euro

GBP—British Pound

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

SGD—Singapore Dollar

#	Principal amount is shown in U.S. dollars unless otherwise stated.
†	The ratings reflected are as of April 30, 2010. Ratings of certain bonds may have changed subsequent to that date.
*	Non-income producing security.
(c)	Indicates a variable rate security.
(d)	Standard & Poor’s rating.
(g)	Indicates a security or securities that have been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(m)	Repurchase agreement is collateralized by United States Treasury.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Other liabilities in excess of other assets include net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate and credit default swap agreements as follows:

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	129

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2010 (Unaudited)

Futures contracts open at April 30, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2010	Unrealized Appreciation (Depreciation)(1)
Long Positions:
94	90 Day Euro Dollar	Jun 10	$23,414,225	$23,389,550	$(24,675)
69	90 Day Euro Dollar	Sep 10	17,165,475	17,144,775	(20,700)
571	2 Year U.S. Treasury Notes	Jun 10	123,964,906	124,237,110	272,204
20	10 Year Euro-Bund	Jun 10	3,274,305	3,324,634	50,329

					$277,158

(1)	Cash of $13,000 and U.S. Treasury Securities with a market value of $12,081,571 has been segregated to cover requirements for open futures contracts at April 30, 2010.

Forward foreign currency exchange contracts outstanding at April 30, 2010:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 05/28/10	JPMorgan Chase	AUD	144	$130,824	$132,807	$1,983
Brazilian Real,
Expiring 06/02/10	Barclays Capital Group	BRL	1,709	972,000	976,123	4,123
Chinese Yuan,
Expiring 04/07/11	Hong Kong & Shanghai Bank	CNY	14,553	2,200,000	2,174,832	(25,168)
Expiring 11/17/10	Citicorp Global Markets	CNY	1,108	167,000	164,234	(2,766)
Expiring 11/17/10	Deutsche Bank	CNY	1,088	164,000	161,272	(2,728)
Expiring 11/17/10	Deutsche Bank	CNY	893	135,000	132,454	(2,546)
Expiring 11/17/10	Deutsche Bank	CNY	588	88,819	87,144	(1,675)
Expiring 11/17/10	Deutsche Bank	CNY	279	42,000	41,332	(668)
Expiring 11/17/10	Morgan Stanley	CNY	563	85,000	83,397	(1,603)
Expiring 11/17/10	Morgan Stanley	CNY	562	85,000	83,372	(1,628)
Expiring 11/23/10	Barclays Capital Group	CNY	398	60,000	58,991	(1,009)
Expiring 11/23/10	Barclays Capital Group	CNY	279	42,000	41,352	(648)
Mexican Peso,
Expiring 09/24/10	Hong Kong & Shanghai Bank	MXN	19,338	1,500,420	1,544,841	44,421
Singapore Dollar,
Expiring 06/16/10	Barclays Capital Group	SGD	1,137	800,000	829,529	29,529
Expiring 06/16/10	Citigroup Global Markets	SGD	235	165,337	171,617	6,280
Expiring 06/16/10	Deutsche Bank	SGD	833	590,000	607,524	17,524
Expiring 06/16/10	UBS Securities	SGD	664	470,000	484,756	14,756
South Korean Won,
Expiring 11/12/10	Barclays Capital Group	KRW	117,820	100,000	105,783	5,783
Expiring 11/12/10	Barclays Capital Group	KRW	117,640	100,000	105,621	5,621
Expiring 11/12/10	Citigroup Global Markets	KRW	116,925	100,000	104,979	4,979
Expiring 11/12/10	Citigroup Global Markets	KRW	116,760	100,000	104,831	4,831
Expiring 11/12/10	Citigroup Global Markets	KRW	116,190	100,000	104,319	4,319
Expiring 11/12/10	Citigroup Global Markets	KRW	115,470	100,000	103,673	3,673

See Notes to Financial Statements.

130	THE TARGET PORTFOLIO TRUST

Forward foreign currency exchange contracts outstanding at April 30, 2010 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Expiring 11/12/10	Citigroup Global Markets	KRW	58,390	$50,000	$52,424	$2,424
Expiring 11/12/10	Citigroup Global Markets	KRW	57,950	50,000	52,029	2,029
Expiring 11/12/10	Deutsche Bank	KRW	116,260	100,000	104,382	4,382
Expiring 11/12/10	Goldman Sachs	KRW	58,650	50,000	52,658	2,658
Expiring 11/12/10	JPMorgan Chase	KRW	217,693	190,000	195,451	5,451
Expiring 11/12/10	JPMorgan Chase	KRW	128,684	110,000	115,536	5,536
Expiring 11/12/10	JPMorgan Chase	KRW	113,350	100,000	101,769	1,769
Expiring 11/12/10	JPMorgan Chase	KRW	36,245	30,672	32,542	1,870
Expiring 11/12/10	Morgan Stanley	KRW	230,220	200,000	206,699	6,699

				$9,178,072	$9,318,273	$140,201

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
British Pound,
Expiring 06/24/10	Barclays Capital Group	GBP	666	$1,004,994	$1,018,781	$(13,787)
Danish Krone,
Expiring 01/04/11	Citigroup Global Markets	DKK	17,017	3,039,347	3,040,557	(1,210)
Euro,
Expiring 05/24/10	Barclays Capital Group	EUR	657	876,091	874,842	1,249
Expiring 07/26/10	Credit Suisse First Boston Corp.	EUR	1,463	1,960,618	1,948,373	12,245
Japanese Yen,
Expiring 05/17/10	Goldman Sachs & Co.	JPY	52,076	559,604	554,472	5,132

				$7,440,654	$7,437,025	$3,629

Interest rate swap agreements outstanding at April 30, 2010:

Counterparty	Termination Date	Notional Amount (000)		Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
UBS AG(1)	06/15/12	AUD	9,300	4.50%	3 month Australian Bank Bill rate	$(102,891)	$(23,864)	$(79,027)
Goldman Sachs(1)	01/02/12	BRL	2,400	11.36%	Brazilian interbank lending rate	605	(418)	1,023

						$(102,286)	$(24,282)	$(78,004)

(1)	Portfolio pays the floating rate and receives the fixed rate.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	131

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2010 (Unaudited)

Credit default swap agreements outstanding at April 30, 2010:

Counterparty	Termina- tion Date	Notional Amount (000)#(2)	Fixed Rate	Reference Entity/ Obligation	Implied Credit Spread at April 30, 2010(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps on corporate and/or sovereign issues—Sell Protection (1):
Barclays Capital	03/20/13	$2,500	1.00%	Berkshire Hathaway, 4.625%, due 10/15/13	0.800%	$18,391	$—	$18,391
Merrill Lynch & Co.	06/20/12	200	0.28%	Enbridge Energy Partners, 4.75%, due 06/01/13	0.693%	(1,349)	—	(1,349)
Bank of America, N.A.	06/20/12	200	0.33%	Energy Transfer Partners, 5.95%, due 02/01/15	1.174%	(1,871)	—	(1,871)
Barclays Capital	12/20/10	900	1.00%	Federal Rebublic of Brazil, 12.25%, due 03/06/30	0.580%	3,683	2,385	1,298
Deutsche Bank	12/20/10	700	1.00%	Federal Rebublic of Brazil, 12.25%, due 03/06/30	0.470%	2,865	1,810	1,055
Citigroup	06/20/12	275	5.00%	General Electric Captial Corp., 5.625%, due 09/15/17	1.025%	24,980	(8,546)	33,526
Merrill Lynch & Co.	06/20/12	200	0.29%	Kinder Morgan, 6.75%, due 03/15/11	0.683%	(1,715)	—	(1,715)
Merrill Lynch & Co.	09/20/12	3,800	0.80%	Morgan Stanley, 6.60%, due 04/01/12	1.407%	(51,677)	—	(51,677)
Bank of America, N.A.	06/20/12	200	0.32%	Plains All-American Pipeline, 7.75%, due 10/15/12	0.788%	(1,958)	—	(1,958)
Barclays Capital	12/20/10	700	1.00%	United Mexican States, 7.50%, due 04/08/33	0.500%	3,130	(109)	3,239
Deutsche Bank	12/20/10	700	1.00%	United Mexican States, 7.50%, due 04/08/33	0.500%	3,130	(20)	3,150
Bank of America, N.A.	06/20/12	200	0.32%	Valero Energy Corp., 6.875%, due 04/15/12	0.914%	(2,751)	—	(2,751)

						$(5,142)	$(4,480)	$(662)

The Portfolio entered into credit default swap agreements on corporate issues, sovereign issues, asset-backed securities and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness

(1)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the

See Notes to Financial Statements.

132	THE TARGET PORTFOLIO TRUST

referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$8,381,818	$—
Bank Loans	—	1,382,849	—
Commercial Mortgage-Backed Securities	—	1,898,285	—
Corporate Bonds	—	178,738,828	—
Foreign Government Bonds	—	3,551,513	—
Municipal Bonds	—	3,478,550	—
Residential Mortgage-Backed Securities	—	11,545,555	796,618
U.S. Government Agency Obligation	—	10,922,604	—
U.S. Government Mortgage-Backed Obligations	—	1,209,840	—
U.S. Treasury Obligations	—	70,807,575	—
Repurchase Agreement	—	2,100,000	—
Options Written	(18,734)	(176,434)	—
Affiliated Money Market Mutual Fund	1,125,693	—	—
Other Financial Instruments*
Futures	277,158	—	—
Forward foreign currency exchange contracts	—	143,830	—
Interest rate swap agreements	—	(78,004)	—
Credit default swap agreements	—	(662)	—

Total	$1,384,117	$293,906,147	$796,618

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	133

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2010 (Unaudited)

The industry classification of investments and other liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2010 were as follows:

U.S. Treasury Obligations	29.2%
Commercial Banks	22.0
Diversified Financial Services	19.7
Financial—Bank & Trust	10.7
Telecommunications	6.2
Residential Mortgage-Backed Securities	5.1
U.S. Government Agency Obligations	4.5
Asset-Backed Securities	3.4
Financial Services	2.8
Insurance	2.8
Oil, Gas & Consumable Fuels	2.4
Foreign Government Bonds	1.5
Municipal Bonds	1.4
Electric	1.2
Utilities	1.1
Metals & Mining	1.0
Savings & Loan	1.0
Repurchase Agreement	0.9
Commercial Mortgage-Backed Securities	0.8
Diversified Manufacturing	0.7
Bank Loans	0.6
Real Estate Investment Trust	0.5
U.S. Government Mortgage-Backed Obligations	0.5
Tobacco	0.5
Affiliated Money Market Mutual Fund	0.5
Chemicals	0.4
Hotels	0.3
Healthcare — Services	0.2
Airlines	0.2
Machinery & Equipment	0.1

122.2
Options Written	(0.1)
Other liabilities in excess of other assets	(22.1)

100.0%

See Notes to Financial Statements.

134	THE TARGET PORTFOLIO TRUST

Portfolio of Investments As of April 30, 2010 (Unaudited)	Mortgage Backed Securities Portfolio

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)
		LONG-TERM INVESTMENTS—157.8%

		U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS—131.3%
		Federal Home Loan Mortgage Corp.,
$3,200		4.50%, TBA	$3,226,499
3,394		5.00%, 10/01/35	3,531,644
9,600		5.50%, TBA	10,272,000
948		6.00%, 01/01/15-02/01/21	1,021,927
100		6.50%, 01/01/18-06/01/22	109,550
25		7.50%, 06/01/28	28,086
3		8.50%, 04/01/18	3,497
20		11.50%, 03/01/16	23,557
		Federal National Mortgage Assoc.,
2,100		4.00%, TBA	2,053,735
1,661		4.50%, 05/01/35	1,700,526
1,600		4.50%, TBA	1,613,000
4,126		5.00%, 11/01/18-08/01/35	4,312,972
172		5.00%, 07/01/33(k)	179,916
4,200		5.00%, TBA	4,347,000
5,010		5.50%, 06/01/33-06/01/36	5,305,183
801		5.78%(c), 11/01/11	839,824
1,997		6.00%, 04/01/14-10/01/37	2,158,848
37		6.095%(c), 03/01/12	39,555
823		6.50%, 05/01/14-08/01/17	887,494
4,300		6.50%, TBA	4,648,704
4		7.00%, 05/01/12-07/01/12	5,374
30		8.00%, 09/01/22-12/01/22	33,763
3		9.75%, 01/01/11-11/01/16	3,427
		Government National Mortgage Assoc.,
500		4.50%, TBA	507,656
133		6.00%, 07/15/24-08/15/24	144,960
1,481		6.50%, 06/15/23-12/15/35	1,614,564
1,185		7.00%, 11/15/31-11/15/33	1,292,331
20		7.50%, 09/15/11-12/20/23	22,899
317		8.00%, 03/15/17-11/15/30	362,286
40		8.25%, 06/20/17-07/20/17	44,742
43		8.50%, 04/20/17	47,908
52		9.00%, 01/15/20	59,042
—	(r)	9.50%, 06/15/20	946
3		14.00%, 06/15/11	3,494
4		16.00%, 05/15/12	4,598

		TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $48,901,991)	50,451,507

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	135

Mortgage Backed Securities Portfolio (continued)	Portfolio of Investments As of April 30, 2010 (Unaudited)

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
	RESIDENTIAL MORTGAGE-BACKED SECURITIES—24.1%
$283	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 3A1 5.50%(c), 03/25/36	$195,493
319	Countrywide Alternative Loan Trust, Series 2005-73CB, Class 1A7 5.50%, 01/25/36	265,330
	Series 2005-85CB, Class 2A2
809	5.50%, 02/25/36	595,314
	Series 2005-J11, Class 1A3
1,012	5.50%, 11/25/35	895,818
	Series 2007-HY5R, Class 2A1A
657	5.544%(c), 03/25/47	573,648
914	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-14, Class A3 6.25%, 09/25/36	813,875
	Series 2006-J2, Class 1A6
90	6.00%, 04/25/36	71,428
15	Federal Home Loan Mortgage Corp., Series 74, Class F 6.00%, 10/15/20	15,989
	Series 83, Class Z
3	9.00%, 10/15/20	3,193
	Series 186, Class E
24	6.00%, 08/15/21	26,401
	Series 1058, Class H
8	8.00%, 04/15/21	9,120
	Series 1116, Class I
6	5.50%, 08/15/21	6,454
	Series 1120, Class L
31	8.00%, 07/15/21	34,431
	Series 2809, Class UC
425	4.00%, 06/15/19	434,025
	Series 2852, Class VI, IO
39	5.00%, 06/15/24	5
	Series 2995, Class ST, IO
941	6.517%(c), 05/15/29	123,539
	Series 3279, Class SD, IO
3,067	6.197%(c), 02/15/37	358,097
	Series 3309, Class SC, IO
2,621	6.217%(c), 04/15/37	296,129
170	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-42, Class A5 7.50%, 02/25/42	193,458
11	Federal National Mortgage Assoc., Series 56, Class 1 6.00%, 04/01/19	12,340

See Notes to Financial Statements.

136	THE TARGET PORTFOLIO TRUST

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
$441	Federal National Mortgage Assoc. (cont’d.), Series 340, Class 2, IO 5.00%, 09/01/33	$102,178
	Series 347, Class 2, IO
956	5.00%, 01/01/34	220,068
	Series 377, Class 2, IO
158	5.00%, 10/01/36	33,353
	Series 1988-19, Class J
11	8.50%, 07/25/18	12,719
	Series 1990-10, Class L
4	8.50%, 02/25/20	4,770
	Series 1990-108, Class G
11	7.00%, 09/25/20	11,942
	Series 1991-21, Class J
10	7.00%, 03/25/21	11,311
	Series 1992-113, Class Z
20	7.50%, 07/25/22	22,221
	Series 1993-223, Class ZA
255	6.50%, 12/25/23	282,011
	Series 2001-51, Class QN
250	6.00%, 10/25/16	269,740
	Series 2003-33, Class PT
120	4.50%, 05/25/33	127,071
	Series 2007-22, Class SD, IO
1,832	6.17%(c), 03/25/37	206,365
	Series G-14, Class L
14	8.50%, 06/25/21	15,419
	Series G92-24, Class Z
14	6.50%, 04/25/22	15,031
	Series G92-59, Class D
72	6.00%, 10/25/22	78,602
	Series G94-4, Class PG
241	8.00%, 05/25/24	269,809
34	First Boston Mortgage Securities Corp., Series B, Class I-O, IO 8.985%, 04/25/17	5,851
	Series B, Class P-O, PO
34	1.29%(t), 04/25/17	33,561
143	Government National Mortgage Assoc., Series 2006-35, Class LO, PO 5.502%(t), 07/20/36	121,194
1,072	Series 2006-38, Class XS, IO 7.017%(c), 09/16/31	186,567
96	GSR Mortgage Loan Trust, Series 2005-AR2, Class 1A2 3.528%(c), 04/25/35	82,617
306	Series 2007-AR1, Class 2A1 5.846%(c), 03/25/37	237,424
301	Series 2007-AR2, Class 1A1 5.736%(c), 05/25/47	232,400

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	137

Mortgage Backed Securities Portfolio (continued)	Portfolio of Investments As of April 30, 2010 (Unaudited)

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)
		RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
$545		JPMorgan Mortgage Trust, Series 2007-S2, Class 2A3 5.50%, 06/25/47	$487,316
115		Morgan Stanley Mortgage Loan Trust, Series 2004-5AR, Class 3A4 2.852%(c), 07/25/34	114,641
		Series 2007-12, Class 3A22
243		6.00%, 08/25/37	193,884
713		Residential Asset Securitization Trust, Series 2004-A3, Class A7 5.25%, 06/25/34	687,006
—	(r)	Salomon Brothers Mortgage Securities VI, Inc., Series 1986-1, Class A 6.00%, 12/25/11	25
300		Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A2 5.491%(c), 07/25/36	263,269

		TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $9,132,675)	9,252,452

		COMMERCIAL MORTGAGE-BACKED SECURITY—2.4%
		Bear Stearns Commercial Mortgage Securities, Series 2004-PWR4, Class A2 (cost $733,645)
910		5.29%(c), 06/11/41	950,442

		TOTAL LONG-TERM INVESTMENTS (cost $58,768,311)	60,654,401

SHARES		SHORT-TERM INVESTMENT—11.5%
		AFFILIATED MONEY MARKET MUTUAL FUND
4,431,624		Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (Note 3) (cost $4,431,624)(w)	4,431,624

		TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT—169.3% (cost $63,199,935; Note 5)	65,086,025

PRINCIPAL AMOUNT (000)#		SECURITY SOLD SHORT—(14.5)%
		U.S. Government Mortgage Backed Obligations
		Federal National Mortgage Assoc. (proceeds $5,547,609)
$5,300		5.50%, TBA	(5,582,389)

		TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT—154.8% (cost $57,652,326)	59,503,636
		Other liabilities in excess of other assets(x)—(54.8)%	(21,071,705)

		NET ASSETS —100%	$38,431,931

See Notes to Financial Statements.

138	THE TARGET PORTFOLIO TRUST

The following abbreviations are used in the Portfolio descriptions:

IO Interest Only

PO Principal Only Securities

TBA To Be Announced

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Indicates a variable rate security.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(r)	Less than $1,000 par.
(t)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at April 30, 2010.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Other liabilities in excess of other assets include net unrealized appreciation (depreciation) on futures contracts and interest rate swaps as follows:

Futures contracts open at April 30, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2010	Unrealized Appreciation (Depreciation)
Long Positions:
13	90 Day Euro Dollar	Jun 10	$3,237,487	$3,234,725	$(2,762)
1	5 Year U.S. Treasury Notes	Jun 10	115,718	115,860	142
9	10 Year U.S. Treasury Notes	Jun 10	1,059,953	1,061,156	1,203

					(1,417)

Short Position:
47	2 Year U.S. Treasury Notes	Jun 10	10,202,609	10,226,172	(23,563)

					$(24,980)

Interest rate swap agreements outstanding at April 30, 2010:

Counterparty	Termination Date	Notional Amount# (000)	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs(1)	10/31/18	$1,300	4.31%	3 Month LIBOR	$(84,829)	$—	$(84,829)
Goldman Sachs(2)	05/05/10	20,000	0.00%	CMM/CMS	43,780	—	43,780

					$(41,049)	$—	$(41,049)

(1)	Portfolio pays the fixed rate and receives the floating rate.
(2)	Portfolio pays or receives based on the spread between the two indices.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	139

Mortgage Backed Securities Portfolio (continued)	Portfolio of Investments As of April 30, 2010 (Unaudited)

The following is a summary of the inputs used as of April 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
U.S. Government Mortgage-Backed Obligations	$—	$50,451,507	$—
Residential Mortgage-Backed Securities	—	9,252,452	—
Commerical Mortgage-Backed Security	—	950,442	—
Affiliated Money Market Mutual Fund	4,431,624	—	—
Securities Sold Short—U.S. Government Mortgage-Backed Obligations	—	(5,582,389)	—
Other Financial Instruments*
Futures	(24,980)	—	—
Interest rate swap agreements	—	(41,049)	—

Total	$4,406,644	$55,030,963	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and other liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2010 were as follows:

U.S. Government Mortgage-Backed Obligations	131.3%
Residential Mortgage-Backed Securities	24.1
Affiliated Money Market Mutual Fund	11.5
Commercial Mortgage-Backed Security	2.4

169.3
Security Sold Short	(14.5)
Other liabilities in excess of other assets	(54.8)

100.0%

See Notes to Financial Statements.

140	THE TARGET PORTFOLIO TRUST

Portfolio of Investments As of April 30, 2010 (Unaudited)	U.S. Government Money Market Portfolio

PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE (NOTE 1)
	FEDERAL HOME LOAN BANK(n)—9.0%
$2,000	0.17%, 05/14/10	$1,999,877
2,500	0.26%, 09/20/10	2,497,436

	TOTAL FEDERAL HOME LOAN BANK (cost $4,497,313)	4,497,313

	FEDERAL HOME LOAN MORTGAGE CORP.(n)—17.3%
2,000	0.182%, 05/04/10	1,999,970
1,700	0.24%, 09/14/10	1,698,459
2,000	0.26%, 09/01/10	1,998,223
2,000	0.28%, 09/27/10	1,997,682
1,000	0.29%, 09/20/10	998,856

	TOTAL FEDERAL HOME LOAN MORTGAGE CORP. (cost $8,693,190)	8,693,190

	FEDERAL NATIONAL MORTGAGE ASSOC.(n)—46.2%
2,300	0.17%, 05/03/10	2,299,978
6,000	0.18%, 05/05/10-05/24/10	5,999,629
8,000	0.19%, 05/05/10-07/07/10	7,998,569
1,900	0.203%, 08/09/10	1,898,944
3,000	0.21%, 08/04/10	2,998,338
2,000	0.265%, 09/08/10	1,998,086

	TOTAL FEDERAL NATIONAL MORTGAGE ASSOC. (cost $23,193,544)	23,193,544

SHARES
	AFFILIATED MONEY MARKET MUTUAL FUND—27.8%
13,927,577	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (Note 3) (cost $13,927,577)(w)	13,927,577

	TOTAL INVESTMENTS(h)—100.3% (amortized cost $50,311,624)	50,311,624
	Assets in excess of other Liabilities—(0.3)%	(125,849)

	NET ASSETS—100%	$50,185,775

(h)	Federal income tax basis is the same as for financial reporting purposes.
(n)	Rates shown are the effective yields at purchase date.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	141

U.S. Government Money Market Portfolio (continued)	Portfolio of Investments As of April 30, 2010 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2010 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
U.S. Government Mortgage-Backed Obligations	$—	$36,384,047	$—
Affiliated Money Market Mutual Fund	13,927,577	—	—

Total	$13,927,577	$36,384,047	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2010 were as follows:

Federal National Mortgage Assoc.	46.2%
Affiliated Money Market Mutual Fund	27.8
Federal Home Loan Mortgage Corp.	17.3
Federal Home Loan Bank	9.0

100.3
Liabilities in excess of other assets	(0.3)

100.0%

See Notes to Financial Statements.

142	THE TARGET PORTFOLIO TRUST

Statements of Assets and Liabilities April 30, 2010 (Unaudited)

	LARGE CAPITALIZATION GROWTH PORTFOLIO	LARGE CAPITALIZATION VALUE PORTFOLIO	SMALL CAPITALIZATION GROWTH PORTFOLIO	SMALL CAPITALIZATION VALUE PORTFOLIO

ASSETS
Investments, at value(G):
Unaffiliated investments(A)	$203,729,841	$212,952,502	$95,088,277	$749,681,813
Affiliated investments(B)	29,858,681	18,429,415	23,159,923	208,648,796
Repurchase agreements(C)	—	—	—	—
Cash	631,699	—	203,968	1,323,434
Deposit with broker	—	—	—	—
Foreign currency, at value(D)	—	—	—	—
Receivable for Trust shares sold	310,892	268,498	176,417	2,799,546
Dividends and interest receivable	80,263	326,569	12,479	515,814
Receivable for investments sold	8,224,649	731,308	554,497	4,100,796
Receivable for foreign tax reclaim	3,489	9,517	—	—
Due from broker for variation margin	—	—	—	—
Payments made for swap agreements	—	—	—	—
Unrealized appreciation on swaps	—	—	—	—
Unrealized appreciation on forward currency contracts	—	—	—	—
Prepaid expenses and other assets	1,052	3,958	445	2,952
Total assets	242,840,566	232,721,767	119,196,006	967,073,151

LIABILITIES
Collateral for securities on loan	25,078,865	14,990,799	22,192,737	155,635,130
Reverse repurchase agreement	—	—	—	—
Payable for Trust shares reacquired	379,804	351,097	192,930	1,226,571
Payable for investments purchased	5,430,271	1,153,556	835,609	6,842,047
Accrued expenses and other liabilities	76,922	86,185	49,583	61,622
Management fee payable	105,941	107,727	47,375	383,527
Affiliated transfer agent fee payable	39,484	31,420	23,122	137,952
Deferred trustees’ fees	9,754	9,684	9,354	9,465
Distribution fee payable	36,460	36,594	15,554	19,131
Payable to custodian	—	568,101	—	—
Interest payable	—	—	—	—
Dividends payable	—	—	—	—
Due to broker for variation margin	—	—	—	93,620
Options written(E)	—	—	—	—
Payments received for swap agreements	—	—	—	—
Unrealized depreciation on swaps	—	—	—	—
Unrealized depreciation on forward currency contracts	—	—	—	—
Securities sold short, at value(F)	—	—	—	—
Total liabilities	31,157,501	17,335,163	23,366,264	164,409,065

NET ASSETS	$211,683,065	$215,386,604	$95,829,742	$802,664,086

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	143

Statements of Assets and Liabilities April 30, 2010 (Unaudited) (continued)

	LARGE CAPITALIZATION GROWTH PORTFOLIO	LARGE CAPITALIZATION VALUE PORTFOLIO	SMALL CAPITALIZATION GROWTH PORTFOLIO	SMALL CAPITALIZATION VALUE PORTFOLIO
Net assets were comprised of:
Shares of beneficial interest, at par	$17,072	$21,582	$9,984	$41,864
Paid-in capital, in excess of par	229,386,731	280,392,718	127,264,413	685,652,854
	229,403,803	280,414,300	127,274,397	685,694,718
Undistributed net investment income (loss)	140,210	880,183	(76,738)	1,660,606
Accumulated net realized gains (losses)	(65,095,330)	(106,073,272)	(52,734,710)	(49,904,303)
Net unrealized appreciation (depreciation)	47,234,382	40,165,393	21,366,793	165,213,065
Net assets, April 30, 2010	$211,683,065	$215,386,604	$95,829,742	$802,664,086
(A) Identified cost of unaffiliated investments	$156,494,830	$172,786,878	$73,721,484	$584,528,468
(B) Identified cost of affiliated investments	$29,858,681	$18,429,415	$23,159,923	$208,648,796
(C) Identified cost of repurchase agreements	—	—	—	—
(D) Identified cost of currency	—	—	—	—
(E) Premiums received from options written	—	—	—	—
(F) Proceeds received from short sales	—	—	—	—
(G) Including securities on loan of	$23,852,148	$14,341,760	$21,627,141	$148,763,250

NET ASSET VALUE:
Class R:
Net Assets	$88,937,915	$89,252,500	$38,360,497	$47,559,504
Shares Outstanding	7,195,580	8,955,648	4,036,556	2,491,979
Net asset value, offering price and redemption price per share	$12.36	$9.97	$9.50	$19.08
Class T:
Net Assets	$122,745,150	$126,134,104	$57,469,245	$755,104,582
Shares Outstanding	9,876,640	12,626,818	5,947,422	39,371,996
Net asset value, offering price and redemption price per share	$12.43	$9.99	$9.66	$19.18

See Notes to Financial Statements.

144	THE TARGET PORTFOLIO TRUST

Statements of Assets and Liabilities April 30, 2010 (Unaudited) (continued)

	INTERNATIONAL EQUITY PORTFOLIO	INTERNATIONAL BOND PORTFOLIO	TOTAL RETURN BOND PORTFOLIO

ASSETS
Investments, at value(G):
Unaffiliated investments(A)	$173,448,436	$21,414,054	$295,257,686
Affiliated investments(B)	1,213,976	146	1,408,218
Repurchase agreements(C)	—	—	28,300,000
Cash	541,388	505,694	—
Deposit with broker	—	88,600	—
Foreign currency, at value(D)	243,705	368,686	1,832,623
Receivable for Trust shares sold	282,145	1,748,494	770,317
Dividends and interest receivable	938,105	454,005	2,862,868
Receivable for investments sold	1,860,840	1,318,209	101,191,102
Receivable for foreign tax reclaim	940,131	—	—
Due from broker for variation margin	—	14,041	143,153
Payments made for swap agreements	—	59,694	197,554
Unrealized appreciation on swaps	—	106,869	379,428
Unrealized appreciation on forward currency contracts	212,047	173,499	481,959
Prepaid expenses and other assets	918	143	1,506
Total assets	179,681,691	26,252,134	432,826,414

LIABILITIES
Collateral for securities on loan	—	—	—
Loan payable (Note 7)	—	447,000	—
Payable for Trust shares reacquired	267,871	1,769,872	507,299
Payable for investments purchased	730,260	5,298,064	71,084,864
Accrued expenses and other liabilities	74,963	58,620	133,232
Management fee payable	105,812	9,671	121,170
Affiliated transfer agent fee payable	27,714	9,453	117,576
Deferred trustees’ fees	9,461	9,168	9,360
Distribution fee payable	29,271	—	35,461
Payable to custodian	—	—	167,157
Loan interest payable	—	119	—
Dividends payable	—	—	265,625
Due to broker	—	260,000	950,000
Due to broker for variation margin	—	—	—
Options written(E)	—	16,421	721,480
Payments received for swap agreements	—	22,548	531,662
Unrealized depreciation on swaps	—	26,180	685,380
Unrealized depreciation on forward currency contracts	259,684	91,554	498,852
Securities sold short, at value(F)	—	—	25,096,402
Total liabilities	1,505,036	8,018,670	100,925,520

NET ASSETS	$178,176,655	$18,233,464	$331,900,894

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	145

Statements of Assets and Liabilities April 30, 2010 (Unaudited) (continued)

	INTERNATIONAL EQUITY PORTFOLIO	INTERNATIONAL BOND PORTFOLIO	TOTAL RETURN BOND PORTFOLIO
Net assets were comprised of:
Shares of beneficial interest, at par	$16,094	$2,223	$30,377
Paid-in capital, in excess of par	206,346,150	16,326,659	324,541,692
	206,362,244	16,328,882	324,572,069
Undistributed net investment income (loss)	281,101	187,644	(357,563)
Accumulated net realized gains (losses)	(32,241,236)	1,264,204	3,270,528
Net unrealized appreciation (depreciation)	3,774,546	452,734	4,415,860
Net assets, April 30, 2010	$178,176,655	$18,233,464	$331,900,894
(A) Identified cost of unaffiliated investments	$169,656,675	$21,179,991	$291,938,197
(B) Identified cost of affiliated investments	$1,213,976	$146	$1,408,218
(C) Identified cost of repurchase agreements	—	—	$28,300,000
(D) Identified cost of currency	$243,327	$368,535	$1,812,759
(E) Premiums received from options written	—	$41,834	$973,476
(F) Proceeds received from short sales	—	—	$25,058,750
(G) Including securities on loan of	—	—	—

NET ASSET VALUE:
Class R:
Net Assets	$70,274,187	—	$88,154,356
Shares Outstanding	6,359,083	—	8,109,651
Net asset value, offering price and redemption price per share	$11.05	—	$10.87
Class T:
Net Assets	$107,902,468	$18,233,464	$243,746,538
Shares Outstanding	9,735,264	2,223,425	22,267,388
Net asset value, offering price and redemption price per share	$11.08	$8.20	$10.95

See Notes to Financial Statements.

146	THE TARGET PORTFOLIO TRUST

Statements of Assets and Liabilities April 30, 2010 (Unaudited) (continued)

	INTERMEDIATE- TERM BOND PORTFOLIO	MORTGAGE BACKED SECURITIES PORTFOLIO	U.S. GOVERNMENT MONEY MARKET PORTFOLIO

ASSETS
Investments, at value(G):
Unaffiliated investments(A)	$292,714,035	$60,654,401	$36,384,047
Affiliated investments(B)	1,125,693	4,431,624	13,927,577
Repurchase agreement(C)	2,100,000	—	—
Cash	176,540	—	—
Deposit with broker	13,000	—	—
Foreign currency, at value(D)	939,581	—	—
Receivable for Trust shares sold	748,143	53,402	280,701
Dividends and interest receivable	1,830,618	184,675	2,119
Receivable from Management	—	—	16,634
Receivable for investments sold	11,017,562	8,140,566	—
Receivable for foreign tax reclaim	—	—	—
Due from broker for variation margin	101,831	—	—
Payments made for swap agreements	4,195	—	—
Unrealized appreciation on swaps	61,682	43,780	—
Unrealized appreciation on forward currency contracts	199,266	—	—
Prepaid expenses and other assets	1,331	250	530
Total assets	311,033,477	73,508,698	50,611,608

LIABILITIES
Collateral for securities on loan	—	—	—
Reverse repurchase agreement	—	—	—
Payable for Trust shares reacquired	1,136,846	73,106	201,640
Payable for investments purchased	66,898,284	29,111,938	—
Accrued expenses and other liabilities	84,920	85,593	60,743
Management fee payable	89,654	14,302	—
Affiliated transfer agent fee payable	57,059	5,409	23,451
Deferred trustees’ fees	9,747	9,281	9,248
Payable to custodian	—	37,572	130,564
Interest payable	—	—	—
Dividends payable	140,502	63,395	187
Due to broker for variation margin	—	8,953	—
Options written(E)	195,168	—	—
Payments received for swap agreements	32,957	—	—
Unrealized depreciation on swaps	140,348	84,829	—
Unrealized depreciation on forward currency contracts	55,436	—	—
Securities sold short, at value(F)	—	5,582,389	—
Total liabilities	68,840,921	35,076,767	425,833

NET ASSETS	$242,192,556	$38,431,931	$50,185,775

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	147

Statements of Assets and Liabilities April 30, 2010 (Unaudited) (continued)

	INTERMEDIATE- TERM BOND PORTFOLIO	MORTGAGE BACKED SECURITIES PORTFOLIO	U.S. GOVERNMENT MONEY MARKET PORTFOLIO
Net assets were comprised of:
Shares of beneficial interest, at par	$23,029	$3,764	$50,186
Paid-in capital, in excess of par	238,385,200	42,111,145	50,135,589
	238,408,229	42,114,909	50,185,775
Undistributed net investment income (loss)	(385,390)	74,855	—
Accumulated net realized gains (losses)	1,880,993	(5,543,114)	—
Net unrealized appreciation (depreciation)	2,288,724	1,785,281	—
Net assets, April 30, 2010	$242,192,556	$38,431,931	$50,185,775
(A) Identified cost of unaffiliated investments	$290,632,815	$58,768,311	$36,384,047
(B) Identified cost of affiliated investments	$1,125,693	$4,431,624	$13,927,577
(C) Identified cost of repurchase agreement	$2,100,000	—	—
(D) Identified cost of currency	$940,288	—	—
(E) Premiums received from options written	$331,172	—	—
(F) Proceeds received from short sales	—	$5,547,609	—
(G) Including securities on loan of	—	—	—

NET ASSET VALUE:
Class R:
Net Assets	—	—	—
Shares Outstanding	—	—	—
Net asset value, offering price and redemption price per share	—	—	—
Class T:
Net Assets	$242,192,556	$38,431,931	$50,185,775
Shares Outstanding	23,028,963	3,763,965	50,185,983
Net asset value, offering price and redemption price per share	$10.52	$10.21	$1.00

See Notes to Financial Statements.

148	THE TARGET PORTFOLIO TRUST

Statements of Operations

Six Months Ended April 30, 2010 (Unaudited)

	LARGE CAPITALIZATION GROWTH PORTFOLIO	LARGE CAPITALIZATION VALUE PORTFOLIO	SMALL CAPITALIZATION GROWTH PORTFOLIO	SMALL CAPITALIZATION VALUE PORTFOLIO

NET INVESTMENT INCOME (LOSS)
Income
Unaffiliated dividend income	$1,381,456	$2,629,962	$351,302	$5,633,955
Affiliated dividend income	7,497	2,427	1,382	35,271
Less: Foreign withholding taxes	(15,601)	(8,107)	(1,063)	(10,969)
Affiliated income from securities lending, net	17,981	10,835	69,724	412,795
Unaffiliated interest	64	—	—	341
Total income	1,391,397	2,635,117	421,345	6,071,393
Expenses
Management fee	614,088	622,619	265,150	1,986,267
Loan interest expense (Note 7)	6	168	27	—
Distribution fee—Class R	199,014	199,583	82,638	100,381
Transfer agent’s fees and expenses(a)	86,000	80,000	44,000	257,000
Custodian’s fees and expenses	60,000	52,000	35,000	101,000
Reports to shareholders	20,000	22,000	19,000	42,000
Registration fees	15,000	15,000	11,000	17,000
Legal fees	9,000	9,000	8,000	10,000
Trustees’ fees	7,000	10,000	8,000	14,000
Audit fees	12,000	12,000	12,000	16,000
Miscellaneous	9,612	11,246	3,412	16,936
Total expenses	1,031,720	1,033,616	488,227	2,560,584
Net investment income (loss)	359,677	1,601,501	(66,882)	3,510,809

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	9,592,991	2,323,411	3,156,415	16,034,670
Futures transactions	—	—	—	339,765
Foreign currency transactions	(298)	—	—	—
Options written transactions	—	—	—	—
Swap agreement transactions	—	—	—	—
Short sale transactions	—	—	—	—
Total net realized gain (loss)	9,592,693	2,323,411	3,156,415	16,374,435
Net change in unrealized appreciation (depreciation) on:
Investments	17,721,829	25,706,870	15,616,596	129,076,983
Futures	—	—	—	127,180
Foreign currencies	(946)	(978)	—	—
Options written	—	—	—	—
Swaps	—	—	—	—
Short sales	—	—	—	—
Net change in unrealized appreciation (depreciation)	17,720,883	25,705,892	15,616,596	129,204,163
Net gain (loss)	27,313,576	28,029,303	18,773,011	145,578,598
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$27,673,253	$29,630,804	$18,706,129	$149,089,407
(a) Including affiliated expense of	$84,700	$78,200	$43,000	$245,300

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	149

Statements of Operations

Six Months Ended April 30, 2010 (Unaudited) (continued)

	INTERNATIONAL EQUITY PORTFOLIO	INTERNATIONAL BOND PORTFOLIO	TOTAL RETURN BOND PORTFOLIO

NET INVESTMENT INCOME (LOSS)
Income
Unaffiliated dividend income	$2,520,394	$—	$—
Affiliated dividend income	2,554	204	1,386
Less: Foreign withholding taxes	(206,045)	—	—
Unaffiliated interest	3	524,058	6,483,891
Total income	2,316,906	524,262	6,485,277
Expenses
Management fee	624,336	61,787	691,067
Loan interest expense (Note 7)	313	122	—
Distribution fee—Class R	159,836	—	197,534
Transfer agent’s fees and expenses(a)	59,000	14,000	190,000
Custodian’s fees and expenses	115,000	53,000	87,000
Reports to shareholders	23,000	12,000	41,000
Registration fees	14,000	6,000	16,000
Legal fees	9,000	8,000	9,000
Trustees’ fees	9,000	7,000	11,000
Audit fees	16,000	6,000	27,000
Miscellaneous	15,909	7,311	10,484
Total expenses	1,045,394	175,220	1,280,085
Net investment income (loss)	1,271,512	349,042	5,205,192

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	554,745	(56,221)	2,223,300
Futures transactions	—	90,825	1,446,372
Foreign currency transactions	(179,139)	1,162,156	2,523
Options written transactions	—	85,516	755,080
Swap agreement transactions	—	(5,862)	484,732
Short sale transactions	—	21	(481,871)
Total net realized gain (loss)	375,606	1,276,435	4,430,136
Net change in unrealized appreciation (depreciation) on:
Investments and other assets	4,508,993	(377,722)	3,066,887
Futures	—	1,775	73,816
Foreign currencies	(88,667)	204,750	(56,913)
Options written	—	6,777	243,806
Swaps	—	36,421	(1,792,918)
Short sales	—	—	185,178
Net change in unrealized appreciation (depreciation)	4,420,326	(127,999)	1,719,856
Net gain (loss)	4,795,932	1,148,436	6,149,992

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,067,444	$1,497,478	$11,355,184
(a) Including affiliated expense of	$58,000	$13,500	$190,000

See Notes to Financial Statements.

150	THE TARGET PORTFOLIO TRUST

Statements of Operations

Six Months Ended April 30, 2010 (Unaudited) (continued)

	INTERMEDIATE- TERM BOND PORTFOLIO	MORTGAGE BACKED SECURITIES PORTFOLIO	U.S. GOVERNMENT MONEY MARKET PORTFOLIO

NET INVESTMENT INCOME (LOSS)
Income
Unaffiliated dividend income	$—	$—	$—
Affiliated dividend income	1,174	2,611	9,053
Less: Foreign withholding taxes	—	—	—
Unaffiliated interest	4,085,873	1,259,691	60,810
Total income	4,087,047	1,262,302	69,863
Expenses
Management fee	547,942	89,224	71,691
Interest expense	16,931	3,928	—
Distribution fee—Class R	—	—	—
Transfer agent’s fees and expenses(a)	98,000	13,000	49,000
Custodian’s fees and expenses	70,000	28,000	26,000
Reports to shareholders	17,000	8,000	17,000
Registration fees	15,000	3,000	13,000
Legal fees	9,000	4,000	9,000
Trustees’ fees	10,000	4,000	6,000
Audit fees	26,000	14,000	10,000
Miscellaneous	7,618	690	5,363
Total expenses	817,491	167,842	207,054
Less: Management fee waivers/subsidy	—	—	(143,101)
Net expenses	817,491	167,842	63,953
Net investment income (loss)	3,269,556	1,094,460	5,910

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	1,590,221	(152,671)	—
Futures transactions	2,630,008	(145,922)	—
Foreign currency transactions	540,533	—	—
Options written transactions	684,706	—	—
Swap agreement transactions	46,980	39,556	—
Short sale transactions	(633,479)	29,295	—
Total net realized gain (loss)	4,858,969	(229,742)	—
Net change in unrealized appreciation (depreciation) on:
Investments and other assets	536,844	1,203,780	—
Futures	(948,108)	60,070	—
Foreign currencies	160,514	—	—
Options written	(108,446)	—	—
Swaps	73,226	(8,731)	—
Short sales	293,214	(34,780)	—
Net change in unrealized appreciation (depreciation)	7,244	1,220,339	—
Net gain (loss)	4,866,213	990,597	—

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,135,769	$2,085,057	$5,910
(a) Including affiliated expense of	$91,000	$12,500	$37,500

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	151

Statement of Changes in Net Assets (Unaudited)

	LARGE CAPITALIZATION GROWTH PORTFOLIO
	Six Months Ended April 30, 2010	Year Ended October 31, 2009

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$359,677	$1,194,553
Net realized gain (loss) on investment and foreign currency transactions	9,592,693	(38,398,403)
Net change in unrealized appreciation (depreciation) of investments	17,720,883	50,116,009
Net increase in net assets resulting from operations	27,673,253	12,912,159
Dividends and Distributions (Note 1)
Dividends from net investment income
Class R	(252,959)	(340,259)
Class T	(965,944)	(1,662,723)
Total dividends from net investment income	(1,218,903)	(2,002,982)
Distributions from net realized gains
Class R	—	—
Class T	—	—
Total distributions from net realized gains	—	—
Trust share transactions (Note 6)
Net proceeds from shares sold	20,530,778	43,086,407
Net asset value of shares issued in reinvestment of dividends and distributions	1,210,988	1,999,292
Cost of shares reacquired	(30,731,869)	(60,551,781)
Net decrease in net assets from Trust share transactions	(8,990,103)	(15,466,082)
Total increase (decrease)	17,464,247	(4,556,905)

NET ASSETS
Beginning of period	194,218,818	198,775,723
End of period(a)	$211,683,065	$194,218,818
(a) Includes undistributed net investment income of	$140,210	$999,436

See Notes to Financial Statements.

152	THE TARGET PORTFOLIO TRUST

Statement of Changes in Net Assets (Unaudited) (continued)

	LARGE CAPITALIZATION VALUE PORTFOLIO
	Six Months Ended April 30, 2010	Year Ended October 31, 2009

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$1,601,501	$4,464,899
Net realized gain (loss) on investment and foreign currency transactions	2,323,411	(71,204,746)
Net change in unrealized appreciation (depreciation) of investments	25,705,892	71,248,613
Net increase in net assets resulting from operations	29,630,804	4,508,766
Dividends and Distributions (Note 1)
Dividends from net investment income
Class R	(1,209,413)	(1,487,784)
Class T	(2,603,094)	(5,593,931)
Total dividends from net investment income	(3,812,507)	(7,081,715)
Distributions from net realized gains
Class R	—	—
Class T	—	—
Total distributions from net realized gains	—	—
Trust share transactions (Note 6)
Net proceeds from shares sold	20,362,463	50,030,153
Net asset value of shares issued in reinvestment of dividends and distributions	3,783,736	6,894,855
Cost of shares reacquired	(33,055,766)	(70,869,503)
Net decrease in net assets from Trust share transactions	(8,909,567)	(13,944,495)
Total increase (decrease)	16,908,730	(16,517,444)

NET ASSETS
Beginning of period	198,477,874	214,995,318
End of period(a)	$215,386,604	$198,477,874
(a) Includes undistributed net investment income of	$880,183	$3,091,189

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	153

Statement of Changes in Net Assets (Unaudited) (continued)

	SMALL CAPITALIZATION GROWTH PORTFOLIO
	Six Months Ended April 30, 2010	Year Ended October 31, 2009

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment loss	$(66,882)	$(300,897)
Net realized gain (loss) on investment and foreign currency transactions	3,156,415	(25,907,355)
Net change in unrealized appreciation (depreciation) of investments	15,616,596	31,996,132
Net increase in net assets resulting from operations	18,706,129	5,787,880
Dividends and Distributions (Note 1)
Dividends from net investment income
Class R	—	—
Class T	—	(93,303)
Total dividends from net investment income	—	(93,303)
Distributions from net realized gains
Class R	—	—
Class T	—	—
Total distributions from net realized gains	—	—
Trust share transactions (Note 6)
Net proceeds from shares sold	9,284,589	21,929,360
Net asset value of shares issued in reinvestment of dividends and distributions	—	93,098
Cost of shares reacquired	(12,968,289)	(23,759,246)
Net decrease in net assets from Trust share transactions	(3,683,700)	(1,736,788)
Capital Contributions (Note 6)
Proceeds from regulatory settlement	7,375	—
Total increase	15,029,804	3,957,789

NET ASSETS
Beginning of period	80,799,938	76,842,149
End of period	$95,829,742	$80,799,938

See Notes to Financial Statements.

154	THE TARGET PORTFOLIO TRUST

Statement of Changes in Net Assets (Unaudited) (continued)

	SMALL CAPITALIZATION VALUE PORTFOLIO
	Six Months Ended April 30, 2010	Year Ended October 31, 2009

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$3,510,809	$6,667,626
Net realized gain (loss) on investment and foreign currency transactions	16,374,435	(57,106,694)
Net change in unrealized appreciation (depreciation) of investments	129,204,163	120,705,477
Net increase in net assets resulting from operations	149,089,407	70,266,409
Dividends and Distributions (Note 1)
Dividends from net investment income
Class R	(285,001)	(266,471)
Class T	(6,778,937)	(6,116,250)
Total dividends from net investment income	(7,063,938)	(6,382,721)
Distributions from net realized gains
Class R	—	(133,152)
Class T	—	(2,134,010)
Total distributions from net realized gains	—	(2,267,162)
Trust share transactions (Note 6)
Net proceeds from shares sold	141,038,703	227,724,010
Net asset value of shares issued in reinvestment of dividends and distributions	6,406,096	8,251,408
Cost of shares reacquired	(58,582,503)	(122,576,875)
Net increase in net assets from Trust share transactions	88,862,296	113,398,543
Total increase	230,887,765	175,015,069

NET ASSETS
Beginning of period	571,776,321	396,761,252
End of period(a)	$802,664,086	$571,776,321
(a) Includes undistributed net investment income of	$1,660,606	$5,213,735

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	155

Statement of Changes in Net Assets (Unaudited) (continued)

	INTERNATIONAL EQUITY PORTFOLIO
	Six Months Ended April 30, 2010	Year Ended October 31, 2009

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$1,271,512	$2,766,466
Net realized gain (loss) on investment and foreign currency transactions	375,606	(27,158,854)
Net change in unrealized appreciation (depreciation) of investments	4,420,326	61,756,217
Net increase in net assets resulting from operations	6,067,444	37,363,829
Dividends and Distributions (Note 1)
Dividends from net investment income
Class R	(604,417)	(1,723,488)
Class T	(1,685,394)	(6,068,415)
Total dividends from net investment income	(2,289,811)	(7,791,903)
Distributions from net realized gains
Class R	—	—
Class T	—	—
Total distributions from net realized gains	—	—
Trust share transactions (Note 6)
Net proceeds from shares sold	20,471,753	35,995,759
Net asset value of shares issued in reinvestment of dividends and distributions	2,280,694	7,779,809
Cost of shares reacquired	(25,067,535)	(56,609,450)
Net decrease in net assets from Trust share transactions	(2,315,088)	(12,833,882)
Capital Contributions (Note 6)
Proceeds from regulatory settlement	523,739	—
Total increase	1,986,284	16,738,044

NET ASSETS
Beginning of period	176,190,371	159,452,327
End of period(a)	$178,176,655	$176,190,371
(a) Includes undistributed net investment income of	$281,101	$1,299,400

See Notes to Financial Statements.

156	THE TARGET PORTFOLIO TRUST

Statement of Changes in Net Assets (Unaudited) (continued)

	INTERNATIONAL BOND PORTFOLIO
	Six Months Ended April 30, 2010	Year Ended October 31, 2009

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$349,042	$737,801
Net realized gain on investment and foreign currency transactions	1,276,435	551,183
Net change in unrealized appreciation (depreciation) of investments	(127,999)	1,581,449
Net increase in net assets resulting from operations	1,497,478	2,870,433
Dividends and Distributions (Note 1)
Dividends from net investment income
Class R	—	—
Class T	(1,077,569)	(2,979,472)
Total dividends from net investment income	(1,077,569)	(2,979,472)
Distributions from net realized gains
Class R	—	—
Class T	(220,489)	—
Total distributions from net realized gains	(220,489)	—
Trust share transactions (Note 6)
Net proceeds from shares sold	2,188,716	2,823,974
Net asset value of shares issued in reinvestment of dividends and distributions	1,292,617	2,974,395
Cost of shares reacquired	(10,738,166)	(9,747,018)
Net decrease in net assets from Trust share transactions	(7,256,833)	(3,948,649)
Capital Contributions (Note 6)
Proceeds from regulatory settlement	2,602	—
Total decrease	(7,054,811)	(4,057,688)

NET ASSETS
Beginning of period	25,288,275	29,345,963
End of period(a)	$18,233,464	$25,288,275
(a) Includes undistributed net income of	$187,644	$916,171

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	157

Statement of Changes in Net Assets (Unaudited) (continued)

	TOTAL RETURN BOND PORTFOLIO
	Six Months Ended April 30, 2010	Year Ended October 31, 2009

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$5,205,192	$11,649,179
Net realized gain on investment and foreign currency transactions	4,430,136	11,661,674
Net change in unrealized appreciation (depreciation) of investments	1,719,856	33,359,098
Net increase in net assets resulting from operations	11,355,184	56,669,951
Dividends and Distributions (Note 1)
Dividends from net investment income
Class R	(1,201,360)	(3,535,132)
Class T	(4,033,649)	(13,345,904)
Total dividends from net investment income	(5,235,009)	(16,881,036)
Distributions from net realized gains
Class R	(1,880,114)	(3,017,305)
Class T	(5,451,974)	(10,520,280)
Total distributions from net realized gains	(7,332,088)	(13,537,585)
Trust share transactions (Note 6)
Net proceeds from shares sold	59,814,122	68,985,781
Net asset value of shares issued in reinvestment of dividends and distributions	12,690,077	30,027,837
Cost of shares reacquired	(28,634,711)	(84,213,284)
Net increase in net assets from Trust share transactions	43,869,488	14,800,334
Capital Contributions (Note 6)
Proceeds from regulatory settlement	3,012	—
Total increase	42,660,587	41,051,664

NET ASSETS
Beginning of period	289,240,307	248,188,643
End of period	$331,900,894	$289,240,307

See Notes to Financial Statements.

158	THE TARGET PORTFOLIO TRUST

Statement of Changes in Net Assets (Unaudited) (continued)

	INTERMEDIATE-TERM BOND PORTFOLIO
	Six Months Ended April 30, 2010	Year Ended October 31, 2009

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$3,269,556	$7,603,858
Net realized gain on investment and foreign currency transactions	4,858,969	15,720,284
Net change in unrealized appreciation (depreciation) of investments	7,244	10,964,280
Net increase in net assets resulting from operations	8,135,769	34,288,422
Dividends and Distributions (Note 1)
Dividends from net investment income
Class R	—	—
Class T	(3,413,226)	(8,959,248)
Total dividends from net investment income	(3,413,226)	(8,959,248)
Distributions from net realized gains
Class R	—	—
Class T	(12,338,752)	(12,273,664)
Total distributions from net realized gains	(12,338,752)	(12,273,664)
Trust share transactions (Note 6)
Net proceeds from shares sold	25,363,827	64,400,801
Net asset value of shares issued in reinvestment of dividends and distributions	15,464,776	21,102,156
Cost of shares reacquired	(36,543,027)	(57,589,570)
Net increase in net assets from Trust share transactions	4,285,576	27,913,387
Capital Contributions (Note 6)
Proceeds from regulatory settlement	6,361	—
Total increase (decrease)	(3,324,272)	40,968,897

NET ASSETS
Beginning of period	245,516,828	204,547,931
End of period	$242,192,556	$245,516,828

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	159

Statement of Changes in Net Assets (Unaudited) (continued)

	MORTGAGE BACKED SECURITIES PORTFOLIO
	Six Months Ended April 30, 2010	Year Ended October 31, 2009

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$1,094,460	$3,239,661
Net realized loss on investment and foreign currency transactions	(229,742)	(505,444)
Net change in unrealized appreciation (depreciation) of investments	1,220,339	3,757,193
Net increase in net assets resulting from operations	2,085,057	6,491,410
Dividends and Distributions (Note 1)
Dividends from net investment income	(1,106,170)	(3,475,197)
Trust share transactions (Note 6)
Net proceeds from shares sold	1,553,281	907,511
Net asset value of shares issued in reinvestment of dividends and distributions	1,132,257	3,413,900
Cost of shares reacquired	(6,344,292)	(17,594,089)
Net decrease in net assets from Trust share transactions	(3,658,754)	(13,272,678)
Total decrease	(2,679,867)	(10,256,465)

NET ASSETS
Beginning of period	41,111,798	51,368,263
End of period(a)	$38,431,931	$41,111,798
(a) Includes undistributed net investment income of	$74,855	$86,565

See Notes to Financial Statements.

160	THE TARGET PORTFOLIO TRUST

Statement of Changes in Net Assets (Unaudited) (continued)

	U.S. GOVERNMENT MONEY MARKET PORTFOLIO
	Six Months Ended April 30, 2010	Year Ended October 31, 2009

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$5,910	$311,289
Net realized gain on investment and foreign currency transactions	—	1,273
Net increase in net assets resulting from operations	5,910	312,562
Dividends and Distributions (Note 1)
Dividends from net investment income and gains	(21,566)	(311,289)
Trust share transactions (Note 6)(b)
Net proceeds from shares sold	6,557,418	88,398,221
Net asset value of shares issued in reinvestment of dividends and distributions	21,742	344,156
Cost of shares reacquired	(22,608,819)	(91,356,979)
Net decrease in net assets from Trust share transactions	(16,029,659)	(2,614,602)
Total decrease	(16,045,315)	(2,613,329)

NET ASSETS
Beginning of period	66,231,090	68,844,419
End of period(a)	$50,185,775	$66,231,090
(a) Includes undistributed net investment income of	—	$15,656
(b) Trust share transactions are at $1 per share for the U.S. Government Money Market Portfolio

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	161

Notes to Financial Statements (Unaudited)

The TARGET Portfolio Trust (the “Trust”) is an open-end management investment company. The Trust was established as a Delaware business trust on July 29, 1992 and consists of ten separate portfolios (the “Portfolio” or “Portfolios”). All the Portfolios are diversified, as defined under the Investment Company Act of 1940, except for the International Bond Portfolio. Investment operations commenced on January 5, 1993, with the exception of the International Bond Portfolio, which commenced on May 17, 1994.

The Portfolios and their investment objectives are as follows:

•

Large Capitalization Growth Portfolio—long-term capital appreciation through investment primar- ily in stocks of large corporations that, in the investment adviser’s opinion, should have earnings growth faster than that of the S&P 500;

•

Large Capitalization Value Portfolio—total return consisting of capital appreciation and dividend income through investment primarily in stocks of large corporations that, in the adviser’s opinion, are undervalued;

•

Small Capitalization Growth Portfolio—maximum capital appreciation through investment primar- ily in small company common stocks that, in the investment adviser’s opinion, should have earnings growth faster than that of the U.S. economy in general;

•

Small Capitalization Value Portfolio—above average capital appreciation through investment in small company common stocks that, in the adviser’s opinion, are undervalued or overlooked in the marketplace;

•	International Equity Portfolio—capital appreciation through investment primarily in stocks of companies domiciled outside the United States;

•	International Bond Portfolio—high total return through investment primarily in high-quality, foreign debt securities;

•

Total Return Bond Portfolio—total return of current income and capital appreciation through investment primarily in fixed-income securities of varying maturities with a dollar-weighted average portfolio maturity of more than four years but not more than fifteen years;

•

Intermediate-Term Bond Portfolio—current income and reasonable stability of principal through investment primarily in high quality fixed-income securities of varying maturities with a dollar-weighted average portfolio maturity of more than three years but not more than ten years;

•

Mortgage Backed Securities Portfolio—high current income primarily and capital appreciation secondarily, each consistent with the protection of capital through investment primarily in mortgage related securities;

•

U.S. Government Money Market Portfolio—maximum current income consistent with maintenance of liquidity and preservation of capital through investment exclusively in short-term securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

The ability of issuers of debt securities (other than those issued or guaranteed by the U.S. Government) held by the Portfolios to meet their obligations may be affected by economic or political developments in a specific industry, region or country.

162	THE TARGET PORTFOLIO TRUST

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust and the Portfolios in the preparation of its financial statements.

Securities Valuations: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official clos- ing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor(s), to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and ask prices on such exchange or at the last bid price in the absence of an asked price. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Portfolio’s pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair value of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Certain Portfolios held illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Each Portfolio may hold up to 15% of its net assets in illiquid securities, except for the U.S. Government Money Market Portfolio, which may hold up to 10% of its net assets in illiquid securities.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of the valuation.

U.S. Government securities held in Portfolios other than the U.S. Government Money Market Portfolio, for which market quotations are available, are valued at a price provided by an independent pricing agent or primary dealer (a dealer that trades in U.S. Government securities within the Federal Reserve System).

Securities of sufficient credit quality held by the U.S. Government Money Market Portfolio are valued at amortized cost in accordance with Rule 2a-7 of the Investment Company Act, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost.

THE TARGET PORTFOLIO TRUST	163

Short-term debt securities of sufficient credit quality held by the non-money market Portfolios, which mature in 60 days or less, are valued at amortized cost, which approximates fair value. Short-term debt securities held by such Portfolios, which mature in more than 60 days, are valued at current market quotations.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Trust’s policy that its custodian or designated sub custodians under tri-party repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults, and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a finan- cial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Sub- sequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for finan- cial statement purposes on a daily basis as an unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statements of Operations as a net realized gain or loss on financial futures contracts.

Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing interest rates and to manage yield curve and duration. The Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Certain Portfolios entered into equity index futures contracts to gain market exposure. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Portfolio maintains a segregated account of securities or other liquid assets, the dollar value of which is at least equal to its obligation with respect to financial futures contracts. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at period end. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets

164	THE TARGET PORTFOLIO TRUST

and liabilities (other than investments) at period-end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Forward Foreign Currency Contracts: A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios entered into forward foreign currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currency transactions. Gains or losses are realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolio’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Options: Certain Portfolios purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates and foreign currency exchange rates with respect to securities or currencies which the Portfolio currently owns or intends to purchase. Certain Portfolios also used purchased options to gain exposure to certain securities or foreign currencies. The Portfolios’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Portfolio realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Portfolio has realized a gain or loss. The difference between the premium and the amount received or paid on affecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gains or losses on purchased options are included in net realized gains or losses on investment transactions. Gains or losses on written options are presented separately as net realized gains or losses on options written.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Portfolio, as purchaser of an over the counter option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

With exchange-traded futures and options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and options, and guarantees the futures and options contracts against default.

THE TARGET PORTFOLIO TRUST	165

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Short Sales: Certain Portfolios of the Trust may make short sales of securities as a method of hedging potential price declines in similar securities owned. The Portfolio may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Portfolio makes a short sale, it will borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than the proceeds originally received, respectively, and is presented in the Statement of Operations as net realized gain or loss on short sales. The Portfolio maintains a segregated account of securities or other liquid assets, the dollar value of which is at least equal to its obligation with respect to short sales.

Swap Agreements: Certain Portfolios may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Portfolio are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Interest Rate Swaps: Interest rate swaps represent agreements between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Certain Portfolios used interest rate swaps to generate steady cash flow by receiving a stream of fixed rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Credit Default Swaps: Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (“credit event”) for the referenced party, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. Certain Portfolios purchased credit default swaps to provide a measure of protection against defaults of the issuers.

166	THE TARGET PORTFOLIO TRUST

Certain Portfolios used credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Certain Portfolios took an active short position with respect to the likelihood of a particular issuer’s default by selling credit default swaps. The Portfolio’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the notional value of a credit default swap agreement. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

As a seller of protection on credit default swap agreements, a Portfolio will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively increase investment risk to its portfolio because, in addition to its total net assets, a Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that a Portfolio as a seller of protection could be required to make under a credit default swap agreement would be equal the notional amount of the underlying security or index contract as a result of a credit event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Portfolios of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment and/or performance risk. Wider credit spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities in the portfolio may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

THE TARGET PORTFOLIO TRUST	167

As of April 30, 2010, none of the Portfolios have met conditions under such agreements, which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Warrants and Rights: Certain Portfolios hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolio until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures.

The Portfolios invested in various derivative instruments during the reporting period. The primary types of risk associated with derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk.

The effect of such derivative instruments on each Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2010 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Large Capitalization Growth
Equity contracts	Unaffiliated investments	$12,540		—	—

Small Capitalization Value
Equity contracts	Due to broker for variation margin	$59,720	*	—	—

International Equity
Foreign exchange contracts	Unrealized appreciation on forward currency contracts	$212,047		Unrealized depreciation on forward currency contracts	$259,684
Equity contracts	Unaffiliated investments	2,333		—	—

Total		$214,380			$259,684

168	THE TARGET PORTFOLIO TRUST

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
International Bond
Interest rate contracts	Due from broker for variation margin	$4,912	*	Due from broker for variation margin	$4,027	*
Interest rate contracts	Unrealized appreciation on swaps	58,139		Unrealized depreciation on swaps	3,660
Interest rate contracts	Payments made for swap agreements	39,460		Payments received for swap agreements	10,644
Interest rate contracts	—	—		Options written	16,421
Foreign exchange contracts	Unrealized appreciation on forward currency contracts	173,499		Unrealized depreciation on forward currency contracts	91,554
Credit contracts	Unrealized appreciation on swaps	48,730		Unrealized depreciation on swaps	22,520
Credit contracts	Payments made for swap agreements	20,234		Payments received for swap agreements	11,904

Total		$344,974			$160,730

Total Return Bond
Interest rate contracts	Due from broker for variation margin	$1,185,553	*	Unrealized depreciation on swaps	$209,136
Interest rate contracts	Payments made for swap agreements	25,409		Payments received for swap agreements	61,896
Interest rate contracts	—	—		Options written	702,290
Foreign exchange contracts	Unrealized appreciation on forward currency contracts	481,959		Unrealized depreciation on forward currency contracts	498,852
Credit contracts	Unrealized appreciation on swaps	379,428		Unrealized depreciation on swaps	476,244
Credit contracts	Payments made for swap agreements	172,145		Payments received for swap agreements	469,766
Equity contracts	—	—		Options written	19,190

Total		$2,244,494			$2,437,374

Intermediate-Term Bond
Interest rate contracts	—	$—		Options written	$195,168
Interest rate contracts	Due from broker for variation margin	322,533	*	Due from broker for variation margin	45,375	*
Interest rate contracts	Unrealized appreciation on swaps	1,023		Unrealized depreciation on swaps	79,027
Interest rate contracts	—	—		Payments received for swap agreements	24,282
Foreign exchange contracts	Unrealized appreciation on forward currency contracts	199,266		Unrealized depreciation on forward currency contracts	55,436
Credit contracts	Unrealized appreciation on swaps	60,659		Unrealized depreciation on swaps	61,321
Credit contracts	Payments made for swap agreements	4,195		Payments received for swap agreements	8,675

Total		$587,676			$469,284

THE TARGET PORTFOLIO TRUST	169

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Mortgage Backed Securities
Interest rate contracts	Due to broker for variation margin	$1,345	*	Due to broker for variation margin	$26,325	*
Interest rate contracts	Unrealized appreciation on swaps	43,780		Unrealized depreciation on swaps	84,829

Total		$45,125			$111,154

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Portfolio of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2010 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Futures	Written Options	Swaps	Forward Currency Contracts	Total
Small Capitalization Value
Equity contracts	$—	$339,765	$—	$—	$—	$339,765

International Equity
Foreign exchange contracts	$—	$—	$—	$—	$31,503	$31,503
Equity contracts	(156,841)	—	—	—	—	(156,841)

Total	$(156,841)	$—	$—	$—	$31,503	$(125,338)

International Bond
Interest rate contracts	$—	$90,825	$63,023	$82,275	$—	$236,123
Foreign exchange contracts	—	—	22,493	—	1,383,786	1,406,279
Credit contracts	—	—	—	(88,137)	—	(88,137)

Total	$—	$90,825	$85,516	$(5,862)	$1,383,786	$1,554,265

Total Return Bond
Interest rate contracts	$—	$1,446,372	$708,735	$629,065	$—	$2,784,172
Foreign exchange contracts	—	—	46,345	—	771,548	817,893
Credit contracts	—	—	—	(144,333)	—	(144,333)

Total	$—	$1,446,372	$755,080	$484,732	$771,548	$3,457,732

Intermediate-Term Bond
Interest rate contracts	$—	$2,630,008	$648,826	$8,171	$—	$3,287,005
Foreign exchange contracts	—	—	35,880	—	242,132	278,012
Credit contracts	—	—	—	38,809	—	38,809

Total	$—	$2,630,008	$684,706	$46,980	$242,132	$3,603,826

170	THE TARGET PORTFOLIO TRUST

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Futures	Written Options	Swaps	Forward Currency Contracts	Total
Mortgage Backed Securities
Interest rate contracts	$—	$(145,922)	$—	$—	$—	$(145,922)
Credit contracts	—	—	—	39,556	—	39,556

Total	$—	$(145,922)	$—	$39,556	$—	$(106,366)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Warrants	Purchased Options	Futures	Written Options	Swaps	Forward Currency Contracts	Total
Large Capitalization Growth
Equity contracts	$—	$—	$(21,937)	$—	$—	$—	$—	$(21,937)

Small Capitalization Value
Equity contracts	$—	$—	$—	$127,180	$—	$—	$—	$127,180

International Equity
Foreign exchange contracts	$—	$—	$—	$—	$—	$—	$(1,177)	$(1,177)
Equity contracts	(18,225)	2,333	—	—	—	—	—	(15,892)

Total	$(18,225)	$2,333	$—	$—	$—	$—	$(1,177)	$(17,069)

International Bond
Interest rate contracts	$—	$—	$—	$1,775	$—	$26,046	$—	$27,821
Foreign exchange contracts	—	—	—	—	(1,513)	—	175,129	173,616
Credit contracts	—	—	—	—	—	10,375	—	10,375
Equity contracts	—	—	—	—	8,290	—	—	8,290

Total	$—	$—	$—	$1,775	$6,777	$36,421	$175,129	$220,102

Total Return Bond
Interest rate contracts	$—	$—	$—	$73,816	$226,991	$(834,725)	$—	$(533,918)
Foreign exchange contracts	—	—	—	—	—	—	(17,459)	(17,459)
Credit contracts	—	—	—	—	—	(958,193)	—	(958,193)
Equity contracts	—	—	—	—	16,815	—	—	16,815

Total	$—	$—	$—	$73,816	$243,806	$(1,792,918)	$(17,459)	$(1,492,755)

Intermediate-Term Bond
Interest rate contracts	$—	$—	$—	$(948,108)	$(108,446)	$20,376	$—	$(1,036,178)
Foreign exchange contracts	—	—	—	—	—	—	168,349	168,349
Credit contracts	—	—	—	—	—	52,850	—	52,850

Total	$—	$—	$—	$(948,108)	$(108,446)	$73,226	$168,349	$(814,979)

THE TARGET PORTFOLIO TRUST	171

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Warrants	Purchased Options	Futures	Written Options	Swaps	Forward Currency Contracts	Total
Mortgage Backed Securities
Interest rate contracts	$—	$—	$—	$60,070	$—	$(8,731)	$—	$51,339

For the six months ended April 30, 2010, the average volumes of derivative activities are as follows:

Portfolio	Purchased Options(1)	Written Options(2)	Futures Contracts - Long Positions(3)	Futures Contracts - Short Positions(3)	Forward foreign currency exchange purchase contracts(4)
Large Capitalization Growth	$11,492	$—	$—	$—	$—
Small Capitalization Value	—	—	2,182,988	—	—
International Equity	—	—	—	—	1,208,823
International Bond	—	51,137	2,883,493	—	4,454,079
Total Return Bond	—	548,908	153,309,075	—	22,425,209
Intermediate-Term Bond	—	350,381	195,771,069	—	5,970,381
Mortgage Backed Securities	—	—	6,321,090	13,096,634	—

Portfolio	Forward foreign currency exchange sale contracts(5)	Interest rate swap agreements(6)	Credit default swap agreements - Buy Protection(6)	Credit default swap agreements - Sell Protection(6)
Large Capitalization Growth	$—	$—	$—	$—
Small Capitalization Value	—	—	—	—
International Equity	7,374,299	—	—	—
International Bond	21,219,622	13,750,359	3,794,738	—
Total Return Bond	32,502,560	14,324,251	47,060,900	300,000
Intermediate-Term Bond	4,993,341	9,734,793	—	10,575,000
Mortgage Backed Securities	—	30,208,333	—	—

(1)	Cost.
(2)	Premium Received.
(3)	Value at Trade Date.
(4)	Value at Settlement Date Payable.
(5)	Value at Settlement Date Receivable.
(6)	Notional Amount.

Securities Lending: The Portfolio may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities using the collateral in the open market. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Portfolio also continues to receive interest and dividends or amounts equivalent thereto on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

172	THE TARGET PORTFOLIO TRUST

When-Issued/Delayed Delivery Securities: Certain Portfolios may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to pur- chase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount of debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Trust’s expenses are allocated to the respective Portfolios on the basis of relative net assets except for expenses that are charged directly at the Portfolio or class level.

Dividends and Distributions: The Total Return Bond Portfolio, Intermediate-Term Bond Portfolio, Mortgage Backed Securities Portfolio and U.S. Government Money Market Portfolio declare dividends of their net investment income daily and pay such dividends monthly. All Portfolios declare and pay a dividend from net investment income, if any, at least annually. Each Portfolio declares and pays its net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on ex-dividend date. Permanent book/ tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital, in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Portfolio in the Trust is treated as a separate tax-paying entity. It is each Portfolio’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign interest and dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust’s manager is Prudential Investments LLC (“PI”). PI manages the investment operations of the Trust, administers the Trust’s affairs and is responsible for the selection, subject to review and approval of the Trustees, of the advisers. PI supervises the advisers’ performance of advisory services and makes recommendations to the Trustees as to whether the advisers’ contracts should be renewed, modified or terminated. PI pays for the costs pursuant to the advisory agreements, the cost of compensation of officers

THE TARGET PORTFOLIO TRUST	173

of the Trust, occupancy and certain clerical and accounting costs of the Trust. The Trust bears all other costs and expenses.

The advisers noted below each furnished investment advisory services in connection with the manage- ment of the Portfolios. Each of the advisors of the equity Portfolios—Large Capitalization Growth Portfolio, Large Capitalization Value Portfolio, Small Capitalization Growth Portfolio, Small Capitalization Value Portfolio and International Equity Portfolio—manages a portion of the assets of the respective Portfolios. In general, in order to maintain a division of assets between the advisers as deemed appropriate by PI, all daily cash inflows (i.e., subscriptions and reinvested distributions) and outflows (i.e., redemptions and expense items) are divided between the advisers, as PI deems appropriate. In order to maintain an approximate allocation between the advisers in the ratio deemed appropriate by PI, a periodic rebalancing of each sub- advisor’s share of Portfolio assets may occur to account for market fluctuations.

At April 30, 2010, the sub-advisors that provide subadvisory services are:

Portfolio	Adviser
Large Capitalization Growth	Marsico Capital Management, LLC and Massachusetts Financial Services Company
Large Capitalization Value	NFJ Investment Group, L.P., Hotchkis and Wiley Capital Management, LLC and Eaton Vance Management
Small Capitalization Growth	Ashfield Capital Partners, LLC and Eagle Asset Management, Inc.
Small Capitalization Value	NFJ Investment Group L.P. , EARNEST Partners, LLC, Lee Munder Investments Limited, J.P. Morgan Investment Management, Inc. and Vaughan Nelson Investment Management, L.P.
International Equity	LSV Asset Management and Thornburg Investment Management, Inc.
International Bond, Total Return Bond and Intermediate-Term Bond	Pacific Investment Management Company LLC
Mortgage Backed Securities and U.S. Government Money Market	Wellington Management Company, LLP

The management fee payable to PI is computed daily and paid monthly, at an annual rate of the average daily net assets of the Portfolios specified below and PI, in turn, pays each adviser a fee for its services.

Portfolio	Contracted & Effective Management Fee
Large Capitalization Growth	0.60%
Large Capitalization Value	0.60%
Small Capitalization Growth	0.60%
Small Capitalization Value	0.60%
International Equity	0.70%
International Bond	0.50%
Total Return Bond	0.45%
Intermediate-Term Bond	0.45%
Mortgage Backed Securities	0.45%
U.S. Government Money Market	0.25%

The Trust has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class T and Class R shares of the Trust. The Trust compensates PIMS for distributing and servicing the Trust’s Class R shares, pursuant to plan of distribution (the “Class R Plan”), regardless of expenses actually incurred by PIMS. The distribution fee is accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class T shares of the Trust.

174	THE TARGET PORTFOLIO TRUST

Pursuant to the Class R Plan, the Trust compensates PIMS for distribution related activities at an annual rate of up to 0.75% of the average daily net assets of the Class R shares. For the six months ended April 30, 2010, PIMS has contractually agreed to limit such fees to 0.50% of the average daily net assets of the Class R shares through February 28, 2011.

In order to support the income yield, PI has voluntarily undertaken to waive management fees of the U.S. Government Money Market Portfolio such that the 1-day income yield (excluding capital gain or loss) does not fall below 0.025%. Effective March 1, 2010, the income yield limitation was reduced to 0.01%. The waiver/reimbursement is voluntary and may be modified or terminated by PI at any time without notice. During the six months ended April 30, 2010, PI has reimbursed the Fund as a result of this voluntary agreement in the amount of $143,101, 0.50% of the U.S. Government Money Market Portfolio’s average daily net assets.

PI and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Trust’s transfer agent. Transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to non-affiliates where applicable.

For the six months ended April 30, 2010, $32 of brokerage commissions were earned by Wells Fargo Advisors, LLC, an affiliate of PI through December 31, 2009, from portfolio transactions executed on behalf of the Small Capitalization Value Portfolio.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Trust’s security lending agent. For the six months ended April 30, 2010, PIM was compensated for these services by the following Portfolios of the Trust:

Portfolio	PIM
Large Capitalization Growth	$6,480
Large Capitalization Value	3,943
Small Capitalization Growth	26,000
Small Capitalization Value	152,030

Certain Portfolios invest in the Prudential Core Taxable Money Market Fund (the “Fund”), a portfolio of the Prudential Investment Portfolios 2. The Fund is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments and U.S. Government securities, for the six months ended April 30, 2010, were as follows:

Portfolio	Purchases	Sales
Large Capitalization Growth	$169,391,946	$176,170,012
Large Capitalization Value	32,085,730	42,451,750
Small Capitalization Growth	25,649,668	29,441,601
Small Capitalization Value	162,212,920	102,931,912
International Equity	48,592,706	54,061,504

THE TARGET PORTFOLIO TRUST	175

Portfolio	Purchases	Sales
International Bond	$27,038,923	$36,731,897
Total Return Bond	380,507,153	409,792,548
Intermediate-Term Bond	65,258,690	50,548,128
Mortgage Backed Securities	197,253,059	194,856,408

Transactions in options written during the six months ended April 30, 2010, were as follows:

International Bond	Notional Amount (000)	Premium Received
Options outstanding at October 31, 2009	16,200	$31,733
Written options	6,100	80,870
Expired options	(15,900)	(64,649)
Closed options	(300)	(6,120)

Options outstanding at April 30, 2010	6,100	$41,834

Total Return Bond	Notional Amount (000)	Premium Received
Options outstanding at October 31, 2009	24,000	$8,340
Written options	315,300	1,716,138
Expired options	(24,000)	(751,002)
Closed options	—	—

Options outstanding at April 30, 2010	315,300	$973,476

Intermediate-Term Bond	Notional Amount (000)	Premium Received
Options outstanding at October 31, 2009	34,900	$260,121
Written options	585,800	754,979
Expired options	(566,100)	(683,928)
Closed options	—	—

Options outstanding at April 30, 2010	54,600	$331,172

Note 5. Tax Information

For federal income tax purposes, certain Portfolios had capital loss carryforwards as of October 31, 2009 of approximately:

	Expiring October 31,
	2010	2011	2012	2013	2014	2015	2016	2017	Total
Large Capitalization Growth	—	—	—	—	—	—	$31,755,000	$32,835,000	$64,590,000
Large Capitalization Value	—	—	—	—	—	—	18,709,000	74,753,000	93,462,000
Small Capitalization Growth	$3,809,000	$6,730,000	—	—	—	—	18,082,000	26,562,000	55,183,000
Small Capitalization Value	—	—	—	—	—	—	—	54,590,000	54,590,000
International Equity	—	—	—	—	—	—	2,993,000	28,616,000	31,609,000
Mortgage Backed Securities	—	969,000	$255,000	$65,000	$1,665,000	$900,000	531,000	1,013,000	5,398,000

176	THE TARGET PORTFOLIO TRUST

Accordingly, no capital gain distributions are expected to be paid to shareholders until future net gains have been realized in excess of such carryforwards. It is uncertain whether the Portfolios will be able to realize the full benefit prior to expiration dates.

The federal income tax basis of the Portfolio’s investments and the net unrealized appreciation (depreciation) as of April 30, 2010 were as follows:

	Tax Basis	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Large Capitalization Growth	$193,689,754	$40,292,536	$393,768	$39,898,768
Large Capitalization Value	202,783,755	32,186,168	3,588,006	28,598,162
Small Capitalization Growth	97,552,161	22,991,830	2,295,791	20,696,039
Small Capitalization Value	804,809,375	166,555,773	13,034,539	153,521,234
International Equity	171,904,891	24,592,070	21,834,549	2,757,521
International Bond	21,181,655	1,008,906	776,361	232,545
Total Return Bond	322,273,578	8,875,524	6,183,198	2,692,326
Intermediate-Term Bond	294,559,072	6,286,056	4,905,400	1,380,656
Mortgage Backed Securities	63,200,017	2,831,460	945,452	1,886,008

The difference between book basis and tax basis are primarily attributable to deferred losses on wash sales and other book to tax differences.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of April 30, 2010, no provisions for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

For the six months ended April 30, 2010 the following Funds received amounts related to settlements of regulatory proceedings involving allegations of improper trading. The total amount is presented in the respective Fund’s statement of changes in the net assets. The Funds were not involved in the proceedings or the calculations of the payments.

	Affiliate	Third Party	Total Settlement
Small Capitalization Growth	$—	$7,375	$7,375
International Equity	384,721	139,018	523,739
Total Return Bond	—	3,012	3,012
International Bond	2,602	—	2,602
Intermediate-Term Bond	—	6,361	6,361

THE TARGET PORTFOLIO TRUST	177

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share. Transactions in shares of beneficial interest were as follows:

	Class R		Class T
	Shares	Amount	Shares	Amount
Large Capitalization Growth
Six Months Ended April 30, 2010
Sold	1,560,940	$18,420,221	177,824	$2,110,557
Reinvested	21,863	252,959	82,518	958,029
Redeemed	(849,701)	(10,017,924)	(1,743,992)	(20,713,945)

Net Increase (Decrease)	733,102	$8,655,256	(1,483,650)	$(17,645,359)

Year Ended October 31, 2009:
Sold	3,603,014	$34,452,112	930,241	$8,634,295
Reinvested	37,309	340,259	181,513	1,659,033
Redeemed	(1,959,929)	(18,247,063)	(4,520,602)	(42,304,718)

Net Increase (Decrease)	1,680,394	$16,545,308	(3,408,848)	$(32,011,390)

Large Capitalization Value
Six Months Ended April 30, 2010
Sold	1,953,474	$18,480,683	197,651	$1,881,780
Reinvested	131,744	1,209,413	280,122	2,574,323
Redeemed	(1,122,380)	(10,632,830)	(2,366,147)	(22,422,936)

Net Increase (Decrease)	962,838	$9,057,266	(1,888,374)	$(17,966,833)

Year Ended October 31, 2009:
Sold	4,875,956	$37,563,492	1,673,548	$12,466,661
Reinvested	191,725	1,487,784	696,788	5,407,071
Redeemed	(2,399,695)	(18,326,429)	(6,924,069)	(52,543,074)

Net Increase (Decrease)	2,667,986	$20,724,847	(4,553,733)	$(34,669,342)

Small Capitalization Growth
Six Months Ended April 30, 2010
Sold	932,013	$8,079,114	134,983	$1,205,475
Reinvested	—	—	—	—
Redeemed	(545,908)	(4,762,180)	(926,782)	(8,206,109)

Net Increase (Decrease)	386,105	$3,316,934	(791,799)	$(7,000,634)

Year Ended October 31, 2009:
Sold	2,294,608	$15,506,271	988,798	$6,423,089
Reinvested	—	—	14,592	93,098
Redeemed	(1,238,036)	(8,353,022)	(2,294,512)	(15,406,224)

Net Increase (Decrease)	1,056,572	$7,153,249	(1,291,122)	$(8,890,037)

Small Capitalization Value
Six Months Ended April 30, 2010
Sold	652,777	$11,223,627	7,325,470	$129,815,076
Reinvested	17,571	285,001	376,220	6,121,095
Redeemed	(357,451)	(6,191,992)	(3,027,208)	(52,390,511)

Net Increase (Decrease)	312,897	$5,316,636	4,674,482	$83,545,660

178	THE TARGET PORTFOLIO TRUST

	Class R		Class T
	Shares	Amount	Shares	Amount
Year Ended October 31, 2009:
Sold	1,336,960	$17,866,327	16,004,482	$209,857,683
Reinvested	31,716	399,623	621,677	7,851,785
Redeemed	(796,286)	(10,690,623)	(8,253,113)	(111,886,252)

Net Increase (Decrease)	572,390	$7,575,327	8,373,046	$105,823,216

International Equity
Six Months Ended April 30, 2010
Sold	1,628,682	$17,989,781	225,586	$2,481,972
Reinvested	55,299	604,417	153,225	1,676,277
Redeemed	(631,079)	(6,949,535)	(1,633,953)	(18,118,000)

Net Increase (Decrease)	1,052,902	$11,644,663	(1,255,142)	$(13,959,751)

Year Ended October 31, 2009:
Sold	3,280,109	$29,009,042	856,044	$6,986,717
Reinvested	211,731	1,723,489	744,020	6,056,320
Redeemed	(2,134,619)	(19,054,186)	(4,339,698)	(37,555,264)

Net Increase (Decrease)	1,357,221	$11,678,345	(2,739,634)	$(24,512,227)

International Bond
Six Months Ended April 30, 2010
Sold	—	$—	272,754	$2,188,716
Reinvested	—	—	163,830	1,292,617
Redeemed	—	—	(1,325,613)	(10,738,166)

Net Increase (Decrease)	—	$—	(889,029)	$(7,256,833)

Year Ended October 31, 2009:
Sold	—	$—	360,277	$2,823,974
Reinvested	—	—	414,839	2,974,395
Redeemed	—	—	(1,271,395)	(9,747,018)

Net Increase (Decrease)	—	$—	(496,279)	$(3,948,649)

Total Return Bond
Six Months Ended April 30, 2010
Sold	2,240,218	$24,170,051	3,282,040	$35,644,071
Reinvested	292,967	3,134,114	886,082	9,555,963
Redeemed	(958,534)	(10,321,168)	(1,684,716)	(18,313,543)

Net Increase (Decrease)	1,574,651	$16,982,997	2,483,406	$26,886,491

Year Ended October 31, 2009:
Sold	3,396,499	$34,817,492	3,290,941	$34,168,289
Reinvested	657,117	6,492,102	2,365,696	23,535,735
Redeemed	(2,913,476)	(28,813,854)	(5,514,333)	(55,399,430)

Net Increase (Decrease)	1,140,140	$12,495,740	142,304	$2,304,594

Intermediate-Term Bond
Six Months Ended April 30, 2010
Sold	—	$—	2,391,699	$25,363,827
Reinvested	—	—	1,493,328	15,464,776
Redeemed	—	—	(3,481,843)	(36,543,027)

Net Increase (Decrease)	—	$—	403,184	$4,285,576

THE TARGET PORTFOLIO TRUST	179

	Class R		Class T
	Shares	Amount	Shares	Amount
Year Ended October 31, 2009:
Sold	—	$—	6,181,966	$64,400,801
Reinvested	—	—	2,083,856	21,102,156
Redeemed	—	—	(5,550,896)	(57,589,570)

Net Increase (Decrease)	—	$—	2,714,926	$27,913,387

Mortgage Backed Securities
Six Months Ended April 30, 2010
Sold	—	$—	153,382	$1,553,281
Reinvested	—	—	112,063	1,132,257
Redeemed	—	—	(627,931)	(6,344,292)

Net Increase (Decrease)	—	$—	(362,486)	$(3,658,754)

Year Ended October 31, 2009:
Sold	—	$—	95,280	$907,511
Reinvested	—	—	361,997	3,413,900
Redeemed	—	—	(1,875,165)	(17,594,089)

Net Increase (Decrease)	—	$—	(1,417,888)	$(13,272,678)

Note 7. Borrowings

The Trust (excluding U.S. Government Money Market), along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 22, 2009, the Funds renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pays a commitment fee of 0.15% of the unused portion of the renewed SCA. The expiration date of the renewed SCA is October 20, 2010. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions.

The following Portfolios utilized the line of credit during the six months ended April 30, 2010. The average balance outstanding is for the number of days that each Portfolio had an outstanding balance.

Portfolio	Average Advances Outstanding During the Period	Average Interest Rate	Number of Days Advances Outstanding During the Period	Outstanding Borrowings at April 30, 2010
Large Capitalization Growth	$72,935	1.37%	2	$—
Large Capitalization Value	559,100	1.35%	8	—
Small Capitalization Growth	115,785	1.40%	6	—
International Equity	257,642	1.41%	31	—
International Bond	600,620	1.46%	5	447,000

Reverse Repurchase Agreements: Mortgage Backed Securities Portfolio enters into reverse repurchase agreements with qualified, third party broker-dealers as determined by and under the direction of the Trust’s Board of Trustees. Interest on the value of reverse repurchase agreements entered into and outstanding is based upon competitive market rates at the time of execution of the agreement. At the time the Portfolio enters into a reverse repurchase agreement, it establishes and maintains a segregated account with

180	THE TARGET PORTFOLIO TRUST

the lender containing liquid investment grade securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement.

The average daily balance of reverse repurchase agreements outstanding during six months ended April 30, 2010 in the Mortgage Backed Securities Portfolio was approximately $2,040,000 at a weighted average interest rate of approximately 0.25%. The average daily balance is based on the number of days the Portfolio had an outstanding balance. The maximum amount of total reverse repurchase agreements outstanding at any month-end during the period was approximately $2,000,000 as of December 31, 2009 which was 5% of total assets.

Note 8. New Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements, which are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

Note 9. Liquidation

On March 10, 2010, the Board of Trustees of the Trust, of which International Bond Portfolio (the “Portfolio”) is a series, determined that it was in the best interests of the Portfolio’s shareholders for the Portfolio to cease operations. Accordingly, the Board approved a proposal to redeem all of the outstanding shares of the Portfolio at the net asset value as of the redemption date. The liquidation was completed on June 10, 2010.

Note 10. Subsequent Events

Management has evaluated the impact of all subsequent events on the Trust through the date the financial statements are issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements, with the exception of the liquidation of the International Bond Portfolio as mentioned in Note 9.

THE TARGET PORTFOLIO TRUST	181

Financial Highlights (Unaudited)

	LARGE CAPITALIZATION GROWTH PORTFOLIO
	Class R
	Six Months Ended April 30, 2010(f)		Year Ended October 31,		Ten Months Ended October 31, 2007(f)(g)		August 22, 2006(b) through December 31, 2006
			2009	2008(f)

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$10.85		$10.11	$17.46	$15.31		$14.32
Income (loss) from investment operations
Net investment income (loss)	—	(i)	.05	.05	(.02)		.03
Net realized and unrealized gain (loss) on investments	1.55		.76	(6.43)	2.31		1.30
Total from investment operations	1.55		.81	(6.38)	2.29		1.33
Less dividends and distributions
Dividends from net investment income	(.04)		(.07)	(.02)	—		(.05)
Distributions from net realized gains	—		—	(.95)	(.14)		(.29)
Total dividends and distributions	(.04)		(.07)	(.97)	(.14)		(.34)
Net asset value, end of period	$12.36		$10.85	$10.11	$17.46		$15.31

TOTAL RETURN(a)	14.29%		8.13%	(38.48)%	14.95%		9.34%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$88,938		$70,097	$48,348	$31,982		$2,216
Average net assets (000)	$80,265		$54,036	$46,321	$14,059		$429
Ratios to average net assets(h)
Expenses, including distribution and service (12b-1) fees(e)	1.31	%(c)	1.36%	1.24%	1.18	%(c)	1.25	%(c)
Expenses, excluding distribution and service (12b-1) fees	.81	%(c)	.86%	.74%	.68	%(c)	.75	%(c)
Net investment income (loss)	.03	%(c)	.28%	.35%	(.14	%)(c)	.28	%(c)
Portfolio turnover rate	86	%(d)	243%	101%	81	%(d)	69	%(d)
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Annualized.
(d)	Not Annualized.
(e)	The distributor of the Trust has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.
(f)	Calculated based upon average shares outstanding during the period.
(g)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(h)	Does not include expenses of the underlying fund in which the Portfolio invests.
(i)	Less than $0.005 per share.

See Notes to Financial Statements.

182	THE TARGET PORTFOLIO TRUST

Financial Highlights (Unaudited) (continued)

	LARGE CAPITALIZATION GROWTH PORTFOLIO
	Class T
	Six Months Ended April 30, 2010(e)		Year Ended October 31,		Ten Months Ended October 31, 2007(e)(f)		Year Ended December 31,
			2009	2008(e)			2006	2005	2004

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$10.93		$10.19	$17.55	$15.33		$14.60	$15.90	$15.39
Income (loss) from investment operations
Net investment income	.03		.10	.13	.04		.08	.03	.07
Net realized and unrealized gain (loss) on investments	1.56		.76	(6.47)	2.32		1.18	1.06	.51
Total from investment operations	1.59		.86	(6.34)	2.36		1.26	1.09	.58
Less dividends and distributions
Dividends from net investment income	(.09)		(.12)	(.07)	—	(d)	(.09)	(.02)	(.07)
Distributions from net realized gains	—		—	(.95)	(.14)		(.44)	(2.37)	—
Total dividends and distributions	(.09)		(.12)	(1.02)	(.14)		(.53)	(2.39)	(.07)
Net asset value, end of period	$12.43		$10.93	$10.19	$17.55		$15.33	$14.60	$15.90

TOTAL RETURN(a)	14.58%		8.64%	(38.14)%	15.41%		8.67%	6.74%	3.78%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$122,745		$124,122	$150,428	$313,718		$301,566	$307,835	$343,760
Average net assets (000)	$126,127		$123,629	$237,628	$303,340		$299,597	$310,710	$345,413
Ratios to average net assets(g)
Expenses, including distribution and service (12b-1) fees	.81	%(b)	.86%	.74%	.68	%(b)	.75%	.76%	.77%
Expenses, excluding distribution and service (12b-1) fees	.81	%(b)	.86%	.74%	.68	%(b)	.75%	.76%	.77%
Net investment income	.56	%(b)	.84%	.91%	.29	%(b)	.51%	.18%	.45%
Portfolio turnover rate	86	%(c)	243%	101%	81	%(c)	69%	246%	76%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	Not Annualized.
(d)	Less than $0.005 per share.
(e)	Calculated based upon average shares outstanding during the period.
(f)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(g)	Does not include expenses of the underlying fund in which the Portfolio invests.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	183

Financial Highlights (Unaudited) (continued)

	LARGE CAPITALIZATION VALUE PORTFOLIO
	Class R
	Six Months Ended April 30, 2010(g)		Year Ended October 31,		Ten Months Ended October 31, 2007(g)(h)		August 22, 2006(b) through December 31, 2006(g)
			2009(g)	2008(g)

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$8.79		$8.78	$16.24	$15.60		$15.07
Income (loss) from investment operations
Net investment income	.06		.15	.23	.15		.08
Net realized and unrealized gain (loss) on investments	1.27		.13	(6.31)	.67		1.48
Total from investment operations	1.33		.28	(6.08)	.82		1.56
Less dividends and distributions
Dividends from net investment income	(.15)		(.27)	(.22)	—	(f)	(.24)
Distributions from net realized gains	—		—	(1.16)	(.18)		(.79)
Total dividends and distributions	(.15)		(.27)	(1.38)	(.18)		(1.03)
Net asset value, end of period	$9.97		$8.79	$8.78	$16.24		$15.60

TOTAL RETURN(a)	15.23%		3.59%	(40.60)%	5.24%		10.44%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$89,253		$70,291	$46,778	$30,958		$2,194
Average net assets (000)	$80,495		$53,491	$46,282	$14,046		$445
Ratios to average net assets(i)
Expenses, including distribution and service (12b-1) fees(e)	1.30	%(c)	1.33%	1.21%	1.19	%(c)	1.22	%(c)
Expenses, excluding distribution and service (12b-1) fees	.80	%(c)	.83%	.71%	.69	%(c)	.72	%(c)
Net investment income	1.22	%(c)	1.96%	1.90%	1.13	%(c)	1.69	%(c)
Portfolio turnover rate	16	%(d)	104%	77%	48	%(d)	44	%(d)
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Annualized.
(d)	Not Annualized.
(e)	The distributor of the Trust has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.
(f)	Less than $0.005 per share.
(g)	Calculated based upon average shares outstanding during the period.
(h)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(i)	Does not include expenses of the underlying fund in which the Portfolio invests.

See Notes to Financial Statements.

184	THE TARGET PORTFOLIO TRUST

Financial Highlights (Unaudited) (continued)

	LARGE CAPITALIZATION VALUE PORTFOLIO
	Class T
	Six Months Ended April 30, 2010(e)		Year Ended October 31,		Ten Months Ended October 31, 2007(e)(f)		Year Ended December 31,
			2009(e)	2008(e)			2006(e)	2005	2004

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$8.83		$8.82	$16.31	$15.60		$15.11	$16.59	$14.13
Income (loss) from investment operations
Net investment income	.08		.20	.30	.22		.28	.25	.21
Net realized and unrealized gain (loss) on investments	1.27		.12	(6.33)	.67		2.45	.80	2.45
Total from investment operations	1.35		.32	(6.03)	.89		2.73	1.05	2.66
Less dividends and distributions
Dividends from net investment income	(.19)		(.31)	(.30)	—	(d)	(.29)	(.25)	(.20)
Distributions from net realized gains	—		—	(1.16)	(.18)		(1.95)	(2.28)	—
Total dividends and distributions	(.19)		(.31)	(1.46)	(.18)		(2.24)	(2.53)	(.20)
Net asset value, end of period	$9.99		$8.83	$8.82	$16.31		$15.60	$15.11	$16.59

TOTAL RETURN(a)	15.43%		4.15%	(40.29)%	5.70%		19.34%	6.50%	18.87%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$126,134		$128,187	$168,217	$372,900		$393,111	$362,253	$385,414
Average net assets (000)	$128,765		$129,379	$279,413	$392,564		$371,251	$366,301	$346,319
Ratios to average net assets(g)
Expenses, including distribution and service (12b-1) fees	.80	%(b)	.83%	.71%	.69	%(b)	.72%	.74%	.74%
Expenses, excluding distribution and service (12b-1) fees	.80	%(b)	.83%	.71%	.69	%(b)	.72%	.74%	.74%
Net investment income	1.75	%(b)	2.64%	2.40%	1.61	%(b)	1.79%	1.48%	1.43%
Portfolio turnover rate	16	%(c)	104%	77%	48	%(c)	44%	90%	47%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	Not Annualized.
(d)	Less than $0.005 per share.
(e)	Calculated based upon average shares outstanding during the period.
(f)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(g)	Does not include expenses of the underlying fund in which the Portfolio invests.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	185

Financial Highlights (Unaudited) (continued)

	SMALL CAPITALIZATION GROWTH PORTFOLIO
	Class R
	Six Months Ended April 30, 2010		Year Ended October 31,		Ten Months Ended October 31, 2007(g)(h)		August 22, 2006(b) through December 31, 2006
			2009	2008

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$7.71		$7.17	$13.73	$12.12		$11.04
Income (loss) from investment operations
Net investment loss	(.02)		(.04)	(.03)	(.06)		—	(c)
Net realized and unrealized gain (loss) on investments	1.81		.58	(6.53)	1.67		1.08
Total from investment operations	1.79		.54	(6.56)	1.61		1.08
Capital Contributions	—	(c)	—	—	—		—
Net asset value, end of period	$9.50		$7.71	$7.17	$13.73		$12.12

TOTAL RETURN(a)	23.22%		7.53%	(47.78)%	13.28%		9.78%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$38,360		$28,129	$18,607	$12,942		$898
Average net assets (000)	$33,329		$22,037	$18,762	$5,725		$186
Ratios to average net assets(i)
Expenses, including distribution and service (12b-1) fees(f)	1.42	%(d)	1.52%	1.30%	1.28	%(d)	1.34	%(d)
Expenses, excluding distribution and service (12b-1) fees	.92	%(d)	1.02%	.80%	.78	%(d)	.84	%(d)
Net investment loss	(.48	)%(d)	(.77)%	(.39)%	(.56	)%(d)	(.05	)%(d)
Portfolio turnover rate	30	%(e)	92%	223%	87	%(e)	96	%(e)
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Less than $0.005 per share.
(d)	Annualized.
(e)	Not Annualized.
(f)	The distributor of the Trust has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.
(g)	Calculated based upon average shares outstanding during the period.
(h)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(i)	Does not include expenses of the underlying fund in which the Portfolio invests.

See Notes to Financial Statements.

186	THE TARGET PORTFOLIO TRUST

Financial Highlights (Unaudited) (continued)

	SMALL CAPITALIZATION GROWTH PORTFOLIO
	Class T
	Six Months Ended April 30, 2010		Year Ended October 31,		Ten Months Ended October 31, 2007(d)(e)		Year Ended December 31,
			2009	2008			2006	2005	2004

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$7.82		$7.25	$13.82	$12.14		$11.28	$10.79	$9.38
Income (loss) from investment operations
Net investment income (loss)	—	(g)	(.02)	.02	(.01)		(.05)	(.07)	(.06)
Net realized and unrealized gain (loss) on investments	1.84		.60	(6.59)	1.69		.91	.56	1.47
Total from investment operations	1.84		.58	(6.57)	1.68		.86	.49	1.41
Less dividends from net investment income	—		(.01)	—	—		—	—	—
Capital Contributions	—	(g)	—	—	—		—	—	—
Net asset value, end of period	$9.66		$7.82	$7.25	$13.82		$12.14	$11.28	$10.79

TOTAL RETURN(a)	23.53%		8.06%	(47.54)%	13.84%		7.62%	4.54%	15.03%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$57,469		$52,671	$58,235	$137,630		$136,422	$143,366	$158,757
Average net assets (000)	$55,787		$51,109	$97,771	$136,851		$140,489	$144,034	$146,717
Ratios to average net assets(f)
Expenses, including distribution and service (12b-1) fees	.92	%(b)	1.02%	.80%	.78	%(b)	.84%	.91%	.90%
Expenses, excluding distribution and service (12b-1) fees	.92	%(b)	1.02%	.80%	.78	%(b)	.84%	.91%	.90%
Net investment income (loss)	.05	%(b)	(.26)%	.17%	(.07	)%(b)	(.39)%	(.62)%	(.58)%
Portfolio turnover rate	30	%(c)	92%	223%	87	%(c)	96%	147%	107%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	Not Annualized.
(d)	Calculated based upon average shares outstanding during the period.
(e)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(f)	Does not include expenses of the underlying fund in which the Portfolio invests.
(g)	Less than $0.005 per share.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	187

Financial Highlights (Unaudited) (continued)

	SMALL CAPITALIZATION VALUE PORTFOLIO
	Class R
	Six Months Ended April 30, 2010(g)		Year Ended October 31,		Ten Months Ended October 31, 2007(g)(h)		August 22, 2006(b) through December 31, 2006
			2009(g)	2008

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.41		$14.10	$21.90	$20.46		$20.05
Income (loss) from investment operations
Net investment income	.05		.13	.16	.13		.14
Net realized and unrealized gain (loss) on investments	3.74		1.42	(6.52)	1.42		1.74
Total from investment operations	3.79		1.55	(6.36)	1.55		1.88
Less dividends and distributions
Dividends from net investment income	(.12)		(.16)	(.23)	—	(f)	(.18)
Distributions from net realized gains	—		(.08)	(1.21)	(.11)		(1.29)
Total dividends and distributions	(.12)		(.24)	(1.44)	(.11)		(1.47)
Net asset value, end of period	$19.08		$15.41	$14.10	$21.90		$20.46

TOTAL RETURN(a)	24.77%		11.37%	(30.57)%	7.55%		9.45%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$47,560		$33,574	$22,660	$15,112		$1,061
Average net assets (000)	$40,485		$26,425	$22,626	$6,828		$217
Ratios to average net assets(i)
Expenses, including distribution and service (12b-1) fees(e)	1.24	%(c)	1.30%	1.30%	1.23	%(c)	1.30	%(c)
Expenses, excluding distribution and service (12b-1) fees	.74	%(c)	.80%	.80%	.73	%(c)	.80	%(c)
Net investment income	.59	%(c)	.96%	.89%	.73	%(c)	1.37	%(c)
Portfolio turnover rate	16	%(d)	48%	54%	32	%(d)	36	%(d)
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Annualized.
(d)	Not Annualized.
(e)	The distributor of the Trust has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.
(f)	Less than $0.005 per share.
(g)	Calculated based upon average shares outstanding during the period.
(h)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(i)	Does not include expenses of the underlying fund in which the Portfolio invests.

See Notes to Financial Statements.

188	THE TARGET PORTFOLIO TRUST

Financial Highlights (Unaudited) (continued)

	SMALL CAPITALIZATION VALUE PORTFOLIO
	Class T
	Six Months Ended April 30, 2010(e)		Year Ended October 31,		Ten Months Ended October 31, 2007(e)(f)		Year Ended December 31,
			2009(e)	2008			2006	2005	2004

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.51		$14.21	$22.00	$20.47		$18.98	$21.84	$18.78
Income (loss) from investment operations
Net investment income	.09		.20	.23	.25		.23	.18	.17
Net realized and unrealized gain (loss) on investments	3.78		1.41	(6.53)	1.39		3.09	2.06	4.27
Total from investment operations	3.87		1.61	(6.30)	1.64		3.32	2.24	4.44
Less dividends and distributions
Dividends from net investment income	(.20)		(.23)	(.28)	—	(d)	(.22)	(.16)	(.17)
Distributions from net realized gains	—		(.08)	(1.21)	(.11)		(1.61)	(4.94)	(1.21)
Total dividends and distributions	(.20)		(.31)	(1.49)	(.11)		(1.83)	(5.10)	(1.38)
Net asset value, end of period	$19.18		$15.51	$14.21	$22.00		$20.47	$18.98	$21.84

TOTAL RETURN(a)	25.14%		11.82%	(30.23)%	8.04%		17.72%	10.10%	24.02%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$755,105		$538,202	$374,101	$411,690		$320,728	$259,115	$245,576
Average net assets (000)	$627,091		$439,058	$414,364	$403,020		$290,505	$249,661	$218,487
Ratios to average net assets(g)
Expenses, including distribution and service (12b-1) fees	.74	%(b)	.80%	.80%	.73	%(b)	.80%	.79%	.82%
Expenses, excluding distribution and service (12b-1) fees	.74	%(b)	.80%	.80%	.73	%(b)	.80%	.79%	.82%
Net investment income	1.09	%(b)	1.46%	1.38%	1.38	%(b)	1.17%	.81%	.86%
Portfolio turnover rate	16	%(c)	48%	54%	32	%(c)	36%	118%	22%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	Not Annualized.
(d)	Less than $0.005 per share.
(e)	Calculated based upon average shares outstanding during the period.
(f)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(g)	Does not include expenses of the underlying fund in which the Portfolio invests.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	189

Financial Highlights (Unaudited) (continued)

	INTERNATIONAL EQUITY PORTFOLIO
	Class R
	Six Months Ended April 30, 2010(f)		Year Ended October 31,		Ten Months Ended October 31, 2007(f)(g)		August 22, 2006(b) through December 31, 2006
			2009(f)	2008(f)

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$10.78		$8.99	$20.04	$16.21		$16.09
Income (loss) from investment operations
Net investment income	.07		.13	.29	.33		.16
Net realized and unrealized gain (loss) on investments	.28		2.08	(8.84)	3.68		1.66
Total from investment operations	.35		2.21	(8.55)	4.01		1.82
Less dividends and distributions
Dividends from net investment income	(.11)		(.42)	(.31)	—		(.25)
Distributions from net realized gains	—		—	(2.19)	(.18)		(1.45)
Total dividends and distributions	(.11)		(.42)	(2.50)	(.18)		(1.70)
Capital Contributions	.03		—	—	—		—
Net asset value, end of period	$11.05		$10.78	$8.99	$20.04		$16.21

TOTAL RETURN(a)	3.53%		26.13%	(48.30)%	24.85%		11.74%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$70,274		$57,184	$35,482	$26,811		$1,728
Average net assets (000)	$64,464		$43,233	$36,790	$11,612		$346
Ratios to average net assets(h)
Expenses, including distribution and service (12b-1) fees(e)	1.49	%(c)	1.51%	1.33%	1.33	%(c)	1.43	%(c)
Expenses, excluding distribution and service (12b-1) fees	.99	%(c)	1.01%	.83%	.83	%(c)	.93	%(c)
Net investment income	1.20	%(c)	1.46%	2.12%	2.20	%(c)	.39	%(c)
Portfolio turnover rate	28	%(d)	38%	30%	37	%(d)	41	%(d)
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Annualized.
(d)	Not Annualized.
(e)	The distributor of the Trust has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.
(f)	Calculated based upon average shares outstanding during the period.
(g)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(h)	Does not include expenses of the underlying fund in which the Portfolio invests.

See Notes to Financial Statements.

190	THE TARGET PORTFOLIO TRUST

Financial Highlights (Unaudited) (continued)

	INTERNATIONAL EQUITY PORTFOLIO
	Class T
	Six Months Ended April 30, 2010(e)		Year Ended October 31,		Ten Months Ended October 31, 2007(e)(f)		Year Ended December 31,
			2009(e)	2008(e)			2006	2005	2004

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$10.83		$9.03	$20.13	$16.22		$13.99	$13.13	$11.53
Income (loss) from investment operations
Net investment income	.09		.17	.36	.39		.29	.22	.15
Net realized and unrealized gain (loss) on investments	.29		2.10	(8.86)	3.70		3.68	1.59	1.59
Total from investment operations	.38		2.27	(8.50)	4.09		3.97	1.81	1.74
Less dividends and distributions
Dividends from net investment income	(.16)		(.47)	(.41)	—		(.29)	(.28)	(.14)
Distributions from net realized gains	—		—	(2.19)	(.18)		(1.45)	(.67)	—
Total dividends and distributions	(.16)		(.47)	(2.60)	(.18)		(1.74)	(.95)	(.14)
Capital Contributions	.03		—	—	—		—	—	—
Net asset value, end of period	$11.08		$10.83	$9.03	$20.13		$16.22	$13.99	$13.13

TOTAL RETURN(a)	3.77%		26.84%	(47.99)%	25.33%		29.02%	14.12%	15.23%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$107,902		$119,006	$123,970	$297,083		$268,314	$233,150	$230,300
Average net assets (000)	$115,396		$110,053	$218,670	$277,744		$248,571	$221,543	$209,378
Ratios to average net assets(b)
Expenses, including distribution and service (12b-1) fees	.99	%(c)	1.01%	.83%	.83	%(c)	.93%	.99%	1.00%
Expenses, excluding distribution and service (12b-1) fees	.99	%(c)	1.01%	.83%	.83	%(c)	.93%	.99%	1.00%
Net investment income	1.55	%(c)	1.94%	2.49%	2.61	%(c)	1.73%	1.55%	1.27%
Portfolio turnover rate	28	%(d)	38%	30%	37	%(d)	41%	123%	59%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Does not include expenses of the underlying fund in which the Portfolio invests.
(c)	Annualized.
(d)	Not Annualized.
(e)	Calculated based upon average shares outstanding during the period.
(f)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	191

Financial Highlights (Unaudited) (continued)

	INTERNATIONAL BOND PORTFOLIO
	Class T
	Six Months Ended April 30, 2010		Year Ended October 31,		Ten Months Ended October 31, 2007(d)		Year Ended December 31,
			2009	2008			2006	2005	2004

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$8.12		$8.13	$8.33	$8.22		$8.33	$8.19	$8.45
Income (loss) from investment operations
Net investment income	.14		.30	.28	.14		.19	.03	.26
Net realized and unrealized gain (loss) on investments	.36		.58	(.48)	(.03)		(.03)	.27	.05
Total from investment operations	.50		.88	(.20)	.11		.16	.30	.31
Less dividends and distributions
Dividends from net investment income	(.35)		(.89)	—	—		(.26)	(.15)	(.48)
Distributions from net realized gains	(.07)		—	—	—		(.01)	(.01)	(.09)
Total dividends and distributions	(.42)		(.89)	—	—		(.27)	(.16)	(.57)
Capital Contributions	—	(f)	—	—	—		—	—	—
Net asset value, end of period	$8.20		$8.12	$8.13	$8.33		$8.22	$8.33	$8.19

TOTAL RETURN(a)	6.40%		12.29%	(2.40)%	1.34%		1.84%	3.95%	3.71%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$18,233		$25,288	$29,346	$39,011		$40,944	$42,912	$44,905
Average net assets (000)	$24,920		$25,248	$35,921	$39,934		$41,174	$44,072	$43,199
Ratios to average net assets(e)
Expenses, including distribution and service (12b-1) fees	1.42	%(b)	1.93%	1.15%	1.08	%(b)	1.19%	1.51%	1.49%
Expenses, excluding distribution and service (12b-1) fees	1.42	%(b)	1.93%	1.15%	1.08	%(b)	1.19%	1.51%	1.49%
Net investment income	2.82	%(b)	2.92%	3.16%	2.37	%(b)	2.32%	1.71%	2.15%
Portfolio turnover rate	99	%(c)	464%	560%	595	%(c)	323%	223%	169%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	Not Annualized.
(d)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(e)	Does not include expenses of the underlying fund in which the Portfolio invests.
(f)	Less than $0.005 per share.

See Notes to Financial Statements.

192	THE TARGET PORTFOLIO TRUST

Financial Highlights (Unaudited) (continued)

	TOTAL RETURN BOND PORTFOLIO
	Class R
	Six Months Ended April 30, 2010		Year Ended October 31,			Ten Months Ended October 31, 2007(f)(g)		August 22, 2006(b) through December 31, 2006
			2009		2008

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$10.93		$9.86		$10.54	$10.31		$10.31
Income (loss) from investment operations
Net investment income	.16		.42		.46	.33		.12
Net realized and unrealized gain (loss) on investments	.21		1.82		(.68)	.24		.01
Total from investment operations	.37		2.24		(.22)	.57		.13
Less dividends and distributions
Dividends from net investment income	(.16)		(.62)		(.46)	(.34)		(.13)
Distributions from net realized gains	(.27)		(.55)		—	—		—
Total dividends and distributions	(.43)		(1.17)		(.46)	(.34)		(.13)
Capital Contributions	—	(k)	—		—	—		—
Net asset value, end of period	$10.87		$10.93		$9.86	$10.54		$10.31

TOTAL RETURN(a)	3.51%		24.57%		(2.24)%	5.63%		1.27%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$88,154		$71,457		$53,218	$23,670		$1,503
Average net assets (000)	$79,668		$56,103		$42,474	$10,429		$246
Ratios to average net assets(h)
Expenses, including distribution and service (12b-1) fees(e)	1.20	%(c)	1.32	%(i)	1.23%	1.14	%(c)	1.18	%(c)
Expenses, excluding distribution and service (12b-1) fees	.70	%(c)	.82	%(j)	.73%	.64	%(c)	.68	%(c)
Net investment income	3.02	%(c)	4.20%		4.39%	3.84	%(c)	3.46	%(c)
Portfolio turnover rate	205	%(d)	657%		697%	421	%(d)	483	%(d)
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Annualized.
(d)	Not Annualized.
(e)	The distributor of the Trust has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.
(f)	Calculated based upon average shares outstanding during the period.
(g)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(h)	Does not include expenses of the underlying fund in which the Portfolio invests.
(i)	The annualized expense ratio without interest expense would have been 1.30% for the year ended October 31, 2009.
(j)	The annualized expense ratio without interest expense would have been .80% for the year ended October 31, 2009.
(k)	Less than $0.005 per share.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	193

Financial Highlights (Unaudited) (continued)

	TOTAL RETURN BOND PORTFOLIO
	Class T
	Six Months Ended April 30, 2010		Year Ended October 31,			Ten Months Ended October 31, 2007(d)(e)		Year Ended December 31,
			2009		2008			2006	2005	2004

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$11.01		$9.93		$10.60	$10.38		$10.39	$10.64	$10.66
Income (loss) from investment operations
Net investment income	.19		.47		.53	.39		.40	.38	.20
Net realized and unrealized gain (loss) on investments	.21		1.84		(.68)	.22		.03	(.12)	.31
Total from investment operations	.40		2.31		(.15)	.61		.43	.26	.51
Less dividends and distributions
Dividends from net investment income	(.19)		(.68)		(.52)	(.39)		(.44)	(.43)	(.44)
Distributions from net realized gains	(.27)		(.55)		—	—		—	(.08)	(.09)
Total dividends and distributions	(.46)		(1.23)		(.52)	(.39)		(.44)	(.51)	(.53)
Capital Contributions	—	(h)	—		—	—		—	—	—
Net asset value, end of period	$10.95		$11.01		$9.93	$10.60		$10.38	$10.39	$10.64

TOTAL RETURN(a)	3.75%		25.15%		(1.71)%	5.94%		4.27%	2.60%	4.73%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$243,747		$217,784		$194,970	$183,262		$167,154	$161,675	$178,488
Average net assets (000)	$230,018		$198,247		$206,986	$174,725		$162,621	$169,616	$170,073
Ratios to average net assets(f)
Expenses, including distribution and service (12b-1) fees	.70	%(b)	.82	%(g)	.73%	.64	%(b)	.68%	.76%	.75%
Expenses, excluding distribution and service (12b-1) fees	.70	%(b)	.82	%(g)	.73%	.64	%(b)	.68%	.76%	.75%
Net investment income	3.52	%(b)	4.71%		4.86%	4.53	%(b)	4.14%	3.72%	1.82%
Portfolio turnover rate	205	%(c)	657%		697%	421	%(c)	483%	366%	587%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	Not Annualized.
(d)	Calculated based upon average shares outstanding during the period.
(e)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(f)	Does not include expenses of the underlying fund in which the Portfolio invests.
(g)	The annualized expense ratio without interest expense would have been 0.80% for the year ended October 31, 2009.
(h)	Less than $0.005 per share.

See Notes to Financial Statements.

194	THE TARGET PORTFOLIO TRUST

Financial Highlights (Unaudited) (continued)

	INTERMEDIATE-TERM BOND PORTFOLIO
	Class T
	Six Months Ended April 30, 2010		Year Ended October 31,			Ten Months Ended October 31, 2007(e)		Year Ended December 31,
			2009		2008			2006	2005	2004

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$10.85		$10.27		$10.25	$10.13		$10.18	$10.36	$10.46
Income (loss) from investment operations
Net investment income	.14		.36		.44	.40		.43	.36	.19
Net realized and unrealized gain (loss) on investments	.22		1.27		.08	.11		(.03)	(.16)	.14
Total from investment operations	.36		1.63		.52	.51		.40	.20	.33
Less dividends and distributions
Dividends from net investment income	(.15)		(.42)		(.50)	(.39)		(.45)	(.38)	(.24)
Distributions from net realized gains	(.54)		(.63)		—	—		—	— (b)	(.19)
Total dividends and distributions	(.69)		(1.05)		(.50)	(.39)		(.45)	(.38)	(.43)
Capital Contributions	—	(b)	—		—	—		—	—	—
Net asset value, end of period	$10.52		$10.85		$10.27	$10.25		$10.13	$10.18	$10.36

TOTAL RETURN(a)	3.43%		17.01%		5.07%	5.13%		4.12%	1.88%	3.19%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$242,193		$245,517		$204,548	$233,423		$245,223	$262,177	$297,982
Average net assets (000)	$245,548		$218,911		$227,475	$235,800		$249,376	$278,441	$318,671
Ratios to average net assets(f)
Expenses, including distribution and service (12b-1) fees	.67	%(c)(g)	.74	%(g)	.60%	.58	%(c)	.64%	.63%	.64%
Expenses, excluding distribution and service (12b-1) fees	.67	%(c)(g)	.74	%(g)	.60%	.58	%(c)	.64%	.63%	.64%
Net investment income	2.69	%(c)	3.47%		4.21%	4.71	%(c)	4.23%	3.48%	1.86%
Portfolio turnover rate	378	%(d)	527%		395%	284	%(d)	134%	208%	133%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Less than $0.005 per share.
(c)	Annualized.
(d)	Not Annualized.
(e)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(f)	Does not include expenses of the underlying fund in which the Portfolio invests.
(g)	The annualized expense ratio without interest expense would have been 0.66% for the six months ended April 30, 2010 and 0.69% for the year ended October 31, 2009.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	195

Financial Highlights (Unaudited) (continued)

	MORTGAGE BACKED SECURITIES PORTFOLIO
	Class T
	Six Months Ended April 30, 2010		Year Ended October 31,				Ten Months Ended October 31, 2007(e)		Year Ended December 31,
			2009		2008				2006		2005		2004

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$9.96		$9.26		$9.95		$9.99		$10.10		$10.39		$10.45
Income (loss) from investment operations
Net investment income	.28		.70		.63		.41		.44		.50		.36
Net realized and unrealized gain (loss) on investments	.25		.74		(.66)		(.03)		(.07)		(.27)		.02
Total from investment operations	.53		1.44		(.03)		.38		.37		.23		.38
Less dividends
Dividends from net investment income	(.28)		(.74)		(.66)		(.39)		(.48)		(.52)		(.44)
Tax return of capital	—		—		—		(.03)		—		—		—
Total dividends	(.28)		(.74)		(.66)		(.42)		(.48)		(.52)		(.44)
Net asset value, end of period	$10.21		$9.96		$9.26		$9.95		$9.99		$10.10		$10.39

TOTAL RETURN(a)	5.37%		16.20%		(.36)%		3.89%		3.82%		2.29%		3.68%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$38,432		$41,112		$51,368		$73,581		$75,471		$82,195		$95,796
Average net assets (000)	$39,984		$44,081		$64,999		$75,508		$77,483		$89,756		$103,055
Ratios to average net assets(f)
Expenses, including distribution and service (12b-1) fees	.85	%(b)(c)	1.07	%(b)	1.94	%(b)	1.82	%(b)(c)	1.89	%(b)	1.70	%(b)	.90%
Expenses, excluding distribution and service (12b-1) fees	.85	%(b)(c)	1.07	%(b)	1.94	%(b)	1.82	%(b)(c)	1.89	%(b)	1.70	%(b)	.90%
Net investment income	5.52	%(c)	7.35%		6.34%		4.91	%(c)	4.46%		4.91%		3.48%
Portfolio turnover rate	318	%(d)	425%		338%		318	%(d)	471%		251%		279%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	The annualized expense ratio without interest expense would have been 0.83% for the six months ended April 30, 2010, 0.79% for the year ended October 31, 2009, 0.70% for the year ended October 31, 2008, 0.76% for the ten months ended October 31, 2007, and 0.94% and 0.91%, respectively, for the years ended December 31, 2006 and 2005.
(c)	Annualized.
(d)	Not Annualized.
(e)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(f)	Does not include expenses of the underlying fund in which the Portfolio invests.

See Notes to Financial Statements.

196	THE TARGET PORTFOLIO TRUST

Financial Highlights (Unaudited) (continued)

	U.S. GOVERNMENT MONEY MARKET PORTFOLIO
	Class T
	Six Months Ended April 30, 2010		Year Ended October 31,			Ten Months Ended October 31, 2007(c)		Year Ended December 31,
			2009		2008			2006	2005	2004

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Net investment income and net realized gain on investments	—	(f)	.004		.026	.040		.043	.026	.008
Less dividends and distributions	—	(f)	(.004)		(.026)	(.040)		(.043)	(.026)	(.008)
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00		$1.00	$1.00	$1.00

TOTAL RETURN(a)	.04%		.38%		2.63%	4.04%		4.36%	2.59%	.76%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$50,186		$66,231		$68,844	$67,067		$47,275	$57,207	$74,190
Average net assets (000)	$57,700		$85,565		$91,457	$63,409		$47,990	$69,488	$94,854
Ratios to average net assets(d)
Expenses, including distribution and service (12b-1) fees	.22	%(b)(e)	.40	%(e)	.47%	.50	%(b)	.70%	.71%	.59%
Expenses, excluding distribution and service (12b-1) fees	.22	%(b)(e)	.40	%(e)	.47%	.50	%(b)	.70%	.71%	.59%
Net investment income	.02	%(b)(e)	.36	%(e)	2.42%	4.78	%(b)	4.25%	2.50%	.72%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(d)	Does not include expenses of the underlying fund in which the Portfolio invests.
(e)	The annualized expense ratios and the net investment income ratio without expense waivers would have been .63% and .14%, respectively, for the year ended October 31, 2009, and .72% and (.48)%, respectively for the six months ended April 30, 2010.
(f)	Less than $.0005 per share.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	197

Results of Proxy Voting (Unaudited)

At a special meeting of shareholders held on March 9, 2010, Portfolio shareholders approved a proposal to elect Trustees.

The individuals listed in the table below were elected as trustees of each Portfolio.* All trustees, with the exception of Mr. Benjamin, served as trustees to each Portfolio prior to the shareholder meeting.

Trustee	For	Withheld

Kevin J. Bannon	173,998,466.373	1,844,366.222

Linda W. Bynoe	173,886,241.280	1,956,591.315

Michael S. Hyland	173,983,632.977	1,859,199.618

Douglas H. McCorkindale	173,975,502.522	1,867,330.073

Stephen P. Munn	174,028,719.904	1,814,112.691

Richard A. Redeker	174,022,726.837	1,820,105.758

Robin B. Smith	173,952,165.459	1,890,667.136

Stephen G. Stoneburn	174,003,474.463	1,839,358.132

Judy A. Rice	174,001,122.794	1,841,709.801

Scott E. Benjamin	174,047,380.189	1,795,452.402

*	Results are for all portfolios within the same investment company.

See Notes to Financial Statements.

198	THE TARGET PORTFOLIO TRUST

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudential.com

PROXY VOTING
The Board of Trustees of The TARGET Portfolio Trust has delegated to the Trust’s investment subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Trust. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Trust’s website and on the Commission’s website.

TRUSTEES
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer •  Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer •
Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISERS	Ashfield Capital Partners, LLC	750 Battery Street Suite 600 San Francisco, CA 94111

	Eagle Asset Management	880 Carillon Parkway St. Petersburg, FL 33716

	EARNEST Partners, LLC	1180 Peachtree Street Suite 2300 Atlanta, GA 30309

	Eaton Vance Management	Two International Place Boston, MA 02110

	Hotchkis and Wiley Capital Management, LLC	725 S. Figueroa Street Suite 3900 Los Angeles, CA 90017

	J.P. Morgan Investment Management, Inc.	245 Park Avenue New York, NY 10167

	Lee Munder Capital Group	200 Clarendon Street Boston, MA 02116

	LSV Asset Management	155 North Wacker Drive Suite 4600 Chicago, IL 60606

	Marsico Capital Management, LLC	1200 17th Street Suite 1600 Denver, CO 80202

	Massachusetts Financial Services Company	500 Boylston Street Boston, MA 02109

	NFJ Investment Group L.P.	2100 Ross Avenue Dallas, TX 75201

	Pacific Investment Management Company LLC	840 Newport Center Drive Newport Beach, CA 92660

	Thornburg Investment Management, Inc.	2300 North Ridgetop Road Santa Fe, NM 87506

	Vaughan Nelson Investment Management, L.P.	600 Travis Street Suite 6300 Houston, TX 77002

	Wellington Management Company, LLP	75 State Street Boston, MA 02109

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	PFPC Trust Company	400 Bellevue Parkway Wilmington, DE 19809

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of a Portfolio carefully before investing. The prospectuses for the Portfolios contain this and other information about the Portfolios. An investor may obtain a prospectus by visiting our website at www.prudential.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudential.com/edelivery/mutualfunds and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, The TARGET Portfolio Trust, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trusts’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Trusts’ Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Trust’s schedule of portfolio holdings is also available on the Trust’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

The TARGET Portfolio Trust	NASDAQ	CUSIP		NASDAQ	CUSIP
Large Capitalization Growth (Class R)	TLCRX	875921868	Mortgage Backed Securities (Class T)	TGMBX	875921702
Large Capitalization Growth (Class T)	TALGX	875921207	Large Capitalization Value (Class R)	TLVRX	875921850
Small Capitalization Growth (Class R)	TSCRX	875921835	Large Capitalization Value (Class T)	TALVX	875921108
Small Capitalization Growth (Class T)	TASGX	875921405	Small Capitalization Value (Class R)	TSVRX	875921843
International Equity (Class R)	TEQRX	875921827	Small Capitalization Value (Class T)	TASVX	875921306
International Equity (Class T)	TAIEX	875921504	International Bond (Class T)	TIBPX	875921876
Total Return Bond (Class R)	TTBRX	875921819	Intermediate-Term Bond (Class T)	TAIBX	875921801
Total Return Bond (Class T)	TATBX	875921884	U.S. Govt Money Market (Class T)	PUGXX	875921603

TMF158E2    0181286-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Target Portfolio Trust

By:	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary

Date:	June 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date:	June 24, 2010

By:	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	June 24, 2010